Putnam Premier Income Trust
The fund's portfolio
4/30/20 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (59.3%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (4.6%)
Government National Mortgage Association Pass-Through Certificates
5.50%, 5/20/49	$181,557	$202,308
5.00%, with due dates from 5/20/49 to 3/20/50	542,311	606,059
4.50%, TBA, 5/1/50	8,000,000	8,561,875
4.50%, with due dates from 10/20/49 to 1/20/50	447,228	491,972
4.00%, TBA, 5/1/50	9,000,000	9,573,750
4.00%, with due dates from 8/20/49 to 1/20/50	467,288	509,528
3.50%, with due dates from 8/20/49 to 3/20/50	1,782,828	1,920,531

		21,866,023
U.S. Government Agency Mortgage Obligations (54.7%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates 5.00%, 4/1/49	65,170	71,957
Federal National Mortgage Association Pass-Through Certificates
5.00%, with due dates from 1/1/49 to 8/1/49	334,606	369,826
4.50%, 5/1/49	149,942	164,446
Uniform Mortgage-Backed Securities
5.50%, TBA, 5/1/50	5,000,000	5,481,250
4.00%, TBA, 7/1/50	44,000,000	46,896,093
4.00%, TBA, 6/1/50	20,000,000	21,316,406
4.00%, TBA, 5/1/50	64,000,000	68,160,000
3.50%, TBA, 7/1/50	1,000,000	1,057,227
3.50%, TBA, 6/1/50	2,000,000	2,114,453
3.50%, TBA, 5/1/50	4,000,000	4,226,250
3.00%, TBA, 6/1/50	1,000,000	1,054,453
3.00%, TBA, 5/1/50	2,000,000	2,111,484
2.50%, TBA, 6/1/50	34,000,000	35,363,985
2.50%, TBA, 5/1/50	68,000,000	70,831,561

		259,219,391

Total U.S. government and agency mortgage obligations (cost $281,049,197)		$281,085,414

U.S. TREASURY OBLIGATIONS (0.7%)(a)
	Principal amount	Value
U.S. Treasury Notes
2.625%, 1/31/26(i)	$753,000	$851,538
2.25%, 4/30/21(i)	26,000	26,542
2.125%, 9/30/21(i)	829,000	853,157
1.875%, 6/30/20(i)	313,000	315,887
1.50%, 10/31/24(i)	1,086,000	1,142,255

Total U.S. treasury obligations (cost $3,189,379)		$3,189,379

MORTGAGE-BACKED SECURITIES (42.1%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (23.1%)
Federal Home Loan Mortgage Corporation
REMICs IFB Ser. 3408, Class EK, ((-4.024 x 1 Month US LIBOR) + 25.79%), 22.518%, 4/15/37	$60,360	$111,720
REMICs IFB Ser. 3072, Class SM, ((-3.667 x 1 Month US LIBOR) + 23.80%), 20.812%, 11/15/35	124,138	221,388
REMICs IFB Ser. 3852, Class SC, IO, ((-1 x 1 Month US LIBOR) + 6.65%), 5.836%, 4/15/40	3,266,257	371,733
REMICs Ser. 4813, IO, 5.50%, 8/15/48	4,697,237	955,952
REMICs IFB Ser. 4742, Class S, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 5.386%, 12/15/47	6,124,630	752,105
REMICs IFB Ser. 4839, Class WS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.286%, 8/15/56	8,532,712	2,063,892
REMICs IFB Ser. 4678, Class MS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.286%, 4/15/47	2,197,067	395,525
REMICs Ser. 4077, Class IK, IO, 5.00%, 7/15/42	3,426,205	522,839
REMICs Ser. 4122, Class TI, IO, 4.50%, 10/15/42	1,826,153	255,055
REMICs Ser. 4000, Class PI, IO, 4.50%, 1/15/42	1,027,828	138,398
REMICs Ser. 4024, Class PI, IO, 4.50%, 12/15/41	1,600,092	182,167
REMICs Ser. 4546, Class TI, IO, 4.00%, 12/15/45	3,141,890	298,313
REMICs Ser. 4425, IO, 4.00%, 1/15/45	3,907,759	412,464
REMICs Ser. 4452, Class QI, IO, 4.00%, 11/15/44	3,859,382	606,301
REMICs Ser. 4193, Class PI, IO, 4.00%, 3/15/43	2,460,947	279,038
REMICs Ser. 4062, Class DI, IO, 4.00%, 9/15/39	2,555,266	58,682
REMICs Ser. 4604, Class QI, IO, 3.50%, 7/15/46	9,364,145	681,803
REMICs Ser. 4580, Class ID, IO, 3.50%, 8/15/45	5,724,854	418,012
REMICs Ser. 4560, Class PI, IO, 3.50%, 5/15/45	1,830,798	127,588
REMICs Ser. 4501, Class BI, IO, 3.50%, 10/15/43	3,523,361	99,472
REMICs Ser. 4105, Class HI, IO, 3.50%, 7/15/41	1,400,395	111,782
Strips Ser. 304, Class C37, IO, 3.50%, 12/15/27	1,374,336	93,870
REMICs Ser. 4165, Class TI, IO, 3.00%, 12/15/42	6,352,047	467,758
REMICs Ser. 4183, Class MI, IO, 3.00%, 2/15/42	2,956,644	180,355
REMICs Ser. 4210, Class PI, IO, 3.00%, 12/15/41	1,248,376	46,502
REMICs Ser. 4510, Class HI, IO, 3.00%, 3/15/40	4,859,327	125,458
Structured Pass-Through Certificates FRB Ser. 57, Class 1AX, IO, 0.375%, 7/25/43(WAC)	2,123,969	21,240
REMICs Ser. 3326, Class WF, zero %, 10/15/35(WAC)	1,951	1,756
Federal National Mortgage Association
REMICs IFB Ser. 06-62, Class PS, ((-6 x 1 Month US LIBOR) + 39.90%), 36.977%, 7/25/36	85,779	167,877
REMICs IFB Ser. 07-53, Class SP, ((-3.667 x 1 Month US LIBOR) + 24.20%), 22.413%, 6/25/37	99,443	175,765
REMICs IFB Ser. 08-24, Class SP, ((-3.667 x 1 Month US LIBOR) + 23.28%), 21.497%, 2/25/38	75,028	107,151
REMICs IFB Ser. 05-75, Class GS, ((-3 x 1 Month US LIBOR) + 20.25%), 18.788%, 8/25/35	66,910	97,180
REMICs IFB Ser. 05-83, Class QP, ((-2.6 x 1 Month US LIBOR) + 17.39%), 16.127%, 11/25/34	93,422	112,713
REMICs Ser. 16-3, Class NI, IO, 6.00%, 2/25/46	3,814,666	798,618
REMICs Ser. 10-99, Class NI, IO, 6.00%, 9/25/40	3,665,034	692,149
REMICs Ser. 11-59, Class BI, IO, 6.00%, 8/25/40	1,092,869	27,508
REMICs IFB Ser. 12-36, Class SN, IO, ((-1 x 1 Month US LIBOR) + 6.45%), 5.963%, 4/25/42	1,946,356	379,705
REMICs IFB Ser. 10-35, Class SG, IO, ((-1 x 1 Month US LIBOR) + 6.40%), 5.913%, 4/25/40	1,467,828	313,777
REMICs IFB Ser. 18-20, Class SB, IO, ((-1 x 1 Month US LIBOR) + 6.25%), 5.763%, 3/25/48	7,581,903	1,480,746
REMICs IFB Ser. 17-32, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 5.663%, 5/25/47	17,207,503	3,124,194
REMICs IFB Ser. 13-18, Class SB, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 5.663%, 10/25/41	1,289,882	68,503
REMICs IFB Ser. 16-96, Class ST, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.613%, 12/25/46	5,720,005	1,247,840
REMICs IFB Ser. 16-78, Class CS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.613%, 5/25/39	18,749,576	3,461,378
REMICs IFB Ser. 19-43, Class JS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.563%, 8/25/49	8,936,451	1,385,043
Interest Strip Ser. 374, Class 6, IO, 5.50%, 8/25/36	165,392	26,679
REMICs Ser. 15-30, IO, 5.50%, 5/25/45	6,166,042	1,218,040
REMICs Ser. 13-107, Class SB, IO, ((-1 x 1 Month US LIBOR) + 5.95%), 5.463%, 2/25/43	3,980,350	892,833
REMICs IFB Ser. 11-101, Class SA, IO, ((-1 x 1 Month US LIBOR) + 5.90%), 5.413%, 10/25/41	4,215,162	704,703
Interest Strip Ser. 378, Class 19, IO, 5.00%, 6/25/35	515,758	85,460
Interest Strip Ser. 366, Class 22, IO, 4.50%, 10/25/35	2,152	21
REMICs Ser. 12-127, Class BI, IO, 4.50%, 11/25/42	801,392	143,973
REMICs Ser. 12-30, Class HI, IO, 4.50%, 12/25/40	4,022,687	224,868
REMICs Ser. 17-7, Class JI, IO, 4.00%, 2/25/47	3,001,486	303,235
REMICs Ser. 17-15, Class LI, IO, 4.00%, 6/25/46	1,934,564	77,369
REMICs Ser. 15-88, Class QI, IO, 4.00%, 10/25/44	2,821,263	199,695
REMICs Ser. 13-58, Class DI, IO, 4.00%, 6/25/43	7,187,371	1,019,571
REMICs Ser. 13-41, Class IP, IO, 4.00%, 5/25/43	1,992,925	214,000
REMICs Ser. 13-44, Class PI, IO, 4.00%, 1/25/43	1,673,687	159,904
REMICs Ser. 13-60, Class IP, IO, 4.00%, 10/25/42	1,657,053	155,929
REMICs Ser. 16-102, Class JI, IO, 3.50%, 2/25/46	3,976,708	284,911
REMICs Ser. 12-145, Class TI, IO, 3.00%, 11/25/42	1,547,211	63,153
REMICs Ser. 13-35, Class IP, IO, 3.00%, 6/25/42	2,035,388	99,667
REMICs Ser. 13-53, Class JI, IO, 3.00%, 12/25/41	2,218,099	131,882
REMICs Ser. 13-23, Class PI, IO, 3.00%, 10/25/41	1,428,651	42,850
Grantor Trust Ser. 00-T6, IO, 0.717%, 11/25/40(WAC)	1,432,626	30,372
REMICs Ser. 99-51, Class N, PO, zero %, 9/17/29	8,390	7,655
Government National Mortgage Association
IFB Ser. 14-60, Class SD, IO, ((-1 x 1 Month US LIBOR) + 6.18%), 5.462%, 4/20/44	8,521,049	1,821,168
IFB Ser. 19-5, Class SB, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 5.432%, 1/20/49	10,103,453	1,709,388
IFB Ser. 13-129, Class SN, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 5.432%, 9/20/43	980,540	206,178
IFB Ser. 19-96, Class SY, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.382%, 8/20/49	14,751,651	2,526,220
IFB Ser. 19-83, Class SY, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.382%, 7/20/49	14,552,306	2,232,906
IFB Ser. 20-7, Class SK, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.332%, 1/20/50	6,863,492	1,390,716
IFB Ser. 19-152, Class ES, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.332%, 12/20/49	9,126,616	1,460,755
IFB Ser. 19-110, Class SQ, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.332%, 9/20/49	15,105,141	2,400,980
IFB Ser. 19-99, Class KS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.332%, 8/20/49	1,062,743	150,221
IFB Ser. 19-78, Class SJ, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.332%, 6/20/49	997,072	137,049
IFB Ser. 20-15, Class CS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.332%, 12/2/21	2,267,127	304,412
IFB Ser. 10-90, Class ES, IO, ((-1 x 1 Month US LIBOR) + 5.95%), 5.232%, 7/20/40	9,736,581	1,765,680
Ser. 17-38, Class DI, IO, 5.00%, 3/16/47	1,750,169	320,018
Ser. 16-42, IO, 5.00%, 2/20/46	4,585,039	853,840
Ser. 18-127, Class ID, IO, 5.00%, 7/20/45	6,242,921	775,371
Ser. 18-127, Class IC, IO, 5.00%, 10/20/44	7,331,903	1,338,072
Ser. 14-76, IO, 5.00%, 5/20/44	1,788,669	347,972
Ser. 13-3, Class IT, IO, 5.00%, 1/20/43	1,394,165	262,661
Ser. 12-146, IO, 5.00%, 12/20/42	1,250,660	238,751
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40	1,864,128	367,669
Ser. 10-20, Class UI, IO, 5.00%, 2/20/40	1,308,856	249,685
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	5,858,607	1,129,598
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39	3,012,535	557,440
Ser. 17-26, Class MI, IO, 5.00%, 11/20/39	5,994,346	1,145,187
Ser. 15-79, Class GI, IO, 5.00%, 10/20/39	1,099,355	210,827
IFB Ser. 14-119, Class SA, IO, ((-1 x 1 Month US LIBOR) + 5.60%), 4.882%, 8/20/44	4,155,336	765,709
Ser. 18-94, Class AI, IO, 4.50%, 7/20/48	4,525,783	605,080
Ser. 16-37, Class IW, IO, 4.50%, 2/20/46	2,335,564	351,177
Ser. 16-104, Class GI, IO, 4.50%, 1/20/46	4,905,200	563,706
Ser. 18-127, Class IB, IO, 4.50%, 6/20/45	3,456,970	313,547
Ser. 15-167, Class BI, IO, 4.50%, 4/16/45	1,753,635	326,895
Ser. 13-182, Class IQ, IO, 4.50%, 12/16/43	2,569,933	460,828
Ser. 14-100, Class LI, IO, 4.50%, 10/16/43	3,192,638	392,726
Ser. 13-34, Class IH, IO, 4.50%, 3/20/43	2,543,026	381,380
Ser. 14-108, Class IP, IO, 4.50%, 12/20/42	505,844	48,116
Ser. 17-42, Class IC, IO, 4.50%, 8/20/41	2,279,890	405,815
Ser. 10-35, Class AI, IO, 4.50%, 3/20/40	2,606,172	236,719
Ser. 10-35, Class DI, IO, 4.50%, 3/20/40	4,148,221	673,588
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40	2,339,005	392,561
Ser. 13-151, Class IB, IO, 4.50%, 2/20/40	2,595,762	389,150
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40	1,587,197	264,586
Ser. 09-121, Class BI, IO, 4.50%, 12/16/39	1,394,012	269,114
Ser. 17-11, Class PI, IO, 4.00%, 12/20/46	2,320,740	173,623
Ser. 16-29, IO, 4.00%, 2/16/46	2,231,414	353,349
Ser. 15-186, Class AI, IO, 4.00%, 12/20/45	5,649,557	780,147
Ser. 15-53, Class MI, IO, 4.00%, 4/16/45	3,586,254	646,243
Ser. 15-187, Class JI, IO, 4.00%, 3/20/45	3,769,105	455,423
Ser. 15-64, Class YI, IO, 4.00%, 11/20/44	3,592,515	426,755
Ser. 14-149, Class IP, IO, 4.00%, 7/16/44	10,213,200	1,350,322
Ser. 17-93, Class TI, IO, 4.00%, 3/20/44	7,517,609	532,730
Ser. 14-4, Class IC, IO, 4.00%, 1/20/44	1,261,813	186,681
Ser. 14-100, Class NI, IO, 4.00%, 6/20/43	5,302,233	389,423
Ser. 13-165, Class IL, IO, 4.00%, 3/20/43	1,275,660	174,382
Ser. 12-56, Class IB, IO, 4.00%, 4/20/42	1,101,229	168,704
Ser. 12-47, Class CI, IO, 4.00%, 3/20/42	2,846,335	412,304
Ser. 17-165, Class IM, IO, 3.50%, 11/20/47	2,750,655	130,600
Ser. 17-118, Class KI, IO, 3.50%, 10/20/46	2,129,581	88,101
Ser. 16-48, Class MI, IO, 3.50%, 4/16/46	3,044,383	329,707
Ser. 18-127, Class IE, IO, 3.50%, 1/20/46	5,269,246	516,281
Ser. 16-75, Class EI, IO, 3.50%, 8/20/45	5,267,299	447,064
Ser. 13-76, IO, 3.50%, 5/20/43	4,554,204	522,322
Ser. 13-28, IO, 3.50%, 2/20/43	1,379,906	159,020
Ser. 13-54, Class JI, IO, 3.50%, 2/20/43	2,193,202	225,922
Ser. 13-37, Class JI, IO, 3.50%, 1/20/43	3,366,591	342,046
Ser. 13-14, IO, 3.50%, 12/20/42	6,951,923	544,753
Ser. 13-27, Class PI, IO, 3.50%, 12/20/42	1,437,807	142,889
Ser. 12-136, Class BI, IO, 3.50%, 11/20/42	3,024,940	429,287
Ser. 12-140, Class IC, IO, 3.50%, 11/20/42	3,902,958	593,448
Ser. 12-128, Class IA, IO, 3.50%, 10/20/42	4,398,993	695,303
Ser. 12-113, Class ID, IO, 3.50%, 9/20/42	1,754,749	310,437
Ser. 15-62, Class IL, IO, 3.50%, 2/16/42	4,214,011	313,034
Ser. 15-52, Class KI, IO, 3.50%, 11/20/40	4,681,751	359,558
Ser. 15-96, Class NI, IO, 3.50%, 1/20/39	2,905,418	104,473
Ser. 14-44, Class IA, IO, 3.50%, 5/20/28	7,105,731	520,992
Ser. 16-H18, Class QI, IO, 3.257%, 6/20/66(WAC)	6,922,025	751,358
Ser. 16-H17, Class KI, IO, 2.779%, 7/20/66(WAC)	4,851,396	497,085
Ser. 15-H15, Class BI, IO, 2.75%, 6/20/65(WAC)	5,217,499	432,886
Ser. 16-H23, Class NI, IO, 2.582%, 10/20/66(WAC)	27,046,712	2,777,662
Ser. 18-H05, Class BI, IO, 2.567%, 2/20/68(WAC)	10,305,794	1,120,755
Ser. 18-H05, Class AI, IO, 2.534%, 2/20/68(WAC)	5,944,928	661,373
Ser. 16-H22, Class AI, IO, 2.504%, 10/20/66(WAC)	9,690,941	964,656
Ser. 15-H10, Class BI, IO, 2.493%, 4/20/65(WAC)	6,013,744	514,151
Ser. 17-H16, Class FI, IO, 2.488%, 8/20/67(WAC)	7,366,133	789,204
Ser. 17-H02, Class BI, IO, 2.455%, 1/20/67(WAC)	6,272,008	653,757
Ser. 15-H20, Class CI, IO, 2.443%, 8/20/65(WAC)	9,030,206	807,102
Ser. 17-H16, Class JI, IO, 2.434%, 8/20/67(WAC)	19,752,859	2,533,156
Ser. 18-H15, Class KI, IO, 2.419%, 8/20/68(WAC)	8,582,367	1,023,037
Ser. 17-H08, Class NI, IO, 2.414%, 3/20/67(WAC)	12,918,455	1,263,425
Ser. 16-H09, Class BI, IO, 2.405%, 4/20/66(WAC)	10,614,378	988,432
Ser. 16-H16, Class EI, IO, 2.404%, 6/20/66(WAC)	7,236,263	709,877
Ser. 15-H24, Class AI, IO, 2.402%, 9/20/65(WAC)	7,405,444	620,843
Ser. 17-H06, Class BI, IO, 2.393%, 2/20/67(WAC)	9,773,646	951,500
Ser. 16-H06, Class DI, IO, 2.39%, 7/20/65	12,306,530	872,115
Ser. 18-H02, Class EI, IO, 2.376%, 1/20/68(WAC)	14,799,693	1,609,467
Ser. 18-H03, Class XI, IO, 2.313%, 2/20/68(WAC)	9,868,753	1,101,353
Ser. 17-H19, Class MI, IO, 2.057%, 4/20/67(WAC)	4,961,555	437,609
Ser. 16-H03, Class DI, IO, 2.02%, 12/20/65(WAC)	8,193,766	587,047
Ser. 17-H16, Class IG, IO, 2.001%, 7/20/67(WAC)	17,873,323	1,519,311
Ser. 17-H12, Class QI, IO, 1.909%, 5/20/67(WAC)	8,702,513	896,707
Ser. 17-H16, Class IH, IO, 1.906%, 7/20/67(WAC)	13,206,634	1,077,476
Ser. 17-H11, Class DI, IO, 1.865%, 5/20/67(WAC)	9,260,502	961,896
Ser. 15-H25, Class EI, IO, 1.857%, 10/20/65(WAC)	6,826,131	595,921
Ser. 16-H03, Class AI, IO, 1.849%, 1/20/66(WAC)	7,851,741	694,606
Ser. 15-H20, Class AI, IO, 1.827%, 8/20/65(WAC)	7,681,058	638,296
FRB Ser. 15-H08, Class CI, IO, 1.794%, 3/20/65(WAC)	5,970,951	439,313
Ser. 15-H23, Class BI, IO, 1.745%, 9/20/65(WAC)	8,840,213	570,194
Ser. 16-H10, Class AI, IO, 1.743%, 4/20/66(WAC)	17,627,430	1,201,662
Ser. 16-H06, Class CI, IO, 1.704%, 2/20/66(WAC)	11,232,616	719,550
Ser. 16-H24, Class CI, IO, 1.692%, 10/20/66(WAC)	6,328,861	435,147
Ser. 16-H14, IO, 1.68%, 6/20/66(WAC)	7,237,603	485,643
Ser. 16-H02, Class HI, IO, 1.641%, 1/20/66(WAC)	10,280,953	816,308
Ser. 13-H08, Class CI, IO, 1.638%, 2/20/63(WAC)	9,943,008	483,230
Ser. 17-H09, IO, 1.536%, 4/20/67(WAC)	12,122,350	1,081,168
Ser. 14-H21, Class BI, IO, 1.531%, 10/20/64(WAC)	10,154,349	546,304
Ser. 15-H26, Class CI, IO, 0.428%, 8/20/65(WAC)	15,452,968	208,615
Ser. 06-36, Class OD, PO, zero %, 7/16/36	3,424	3,076

		109,339,142
Commercial mortgage-backed securities (7.7%)
Bear Stearns Commercial Mortgage Securities Trust
FRB Ser. 07-T26, Class AJ, 5.542%, 1/12/45(WAC)	1,882,000	1,336,220
Ser. 05-PWR7, Class D, 5.304%, 2/11/41(WAC)	1,026,000	923,400
Ser. 05-PWR7, Class B, 5.214%, 2/11/41(WAC)	477,131	469,974
Bear Stearns Commercial Mortgage Securities Trust 144A
FRB Ser. 06-PW11, Class B, 5.802%, 3/11/39(WAC)	1,011,089	505,545
FRB Ser. 06-PW11, Class C, 5.802%, 3/11/39 (In default)(NON)(WAC)	762,073	38,104
FRB Ser. 07-T28, Class D, 5.718%, 9/11/42(WAC)	828,000	445,447
FRB Ser. 06-PW14, Class XW, IO, 0.497%, 12/11/38(WAC)	1,050,787	3,764
CFCRE Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class E, 5.93%, 12/15/47(WAC)	1,068,000	939,537
FRB Ser. 11-C2, Class F, 5.25%, 12/15/47(WAC)	2,275,000	1,906,632
COMM Mortgage Trust 144A
FRB Ser. 14-CR17, Class E, 5.009%, 5/10/47(WAC)	682,000	546,555
FRB Ser. 12-CR3, Class E, 4.91%, 10/15/45(WAC)	791,000	593,250
FRB Ser. 14-CR19, Class D, 4.888%, 8/10/47(WAC)	369,000	269,529
Ser. 12-CR3, Class F, 4.75%, 10/15/45(WAC)	1,755,510	962,915
Credit Suisse Commercial Mortgage Trust FRB Ser. 06-C5, Class AX, IO, 1.092%, 12/15/39(WAC)	2,179,825	9,445
Credit Suisse Commercial Mortgage Trust 144A FRB Ser. 07-C4, Class C, 5.91%, 9/15/39(WAC)	26,697	26,377
Crest, Ltd. 144A Ser. 03-2A, Class E2, 8.00%, 12/28/38 (Cayman Islands)	167,828	169,628
CSAIL Commercial Mortgage Trust 144A FRB Ser. 15-C1, Class D, 3.912%, 4/15/50(WAC)	1,390,000	1,074,424
DBUBS Mortgage Trust 144A FRB Ser. 11-LC2A, Class D, 5.714%, 7/10/44(WAC)	562,000	547,050
GS Mortgage Securities Trust 144A FRB Ser. 14-GC24, Class D, 4.665%, 9/10/47(WAC)	2,754,000	1,498,700
JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 14-C18, Class D, 4.971%, 2/15/47(WAC)	2,670,000	2,051,065
FRB Ser. 13-C14, Class E, 4.859%, 8/15/46(WAC)	1,277,000	981,214
FRB Ser. C14, Class D, 4.859%, 8/15/46(WAC)	1,265,000	955,594
FRB Ser. 14-C18, Class E, 4.471%, 2/15/47(WAC)	914,000	569,653
FRB Ser. 14-C25, Class D, 4.094%, 11/15/47(WAC)	1,854,000	1,313,874
Ser. 14-C25, Class E, 3.332%, 11/15/47(WAC)	1,823,000	887,734
JPMorgan Chase Commercial Mortgage Securities Trust FRB Ser. 13-LC11, Class D, 4.306%, 4/15/46(WAC)	1,312,000	977,680
JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 07-CB20, Class E, 6.374%, 2/12/51(WAC)	757,000	302,800
FRB Ser. 11-C3, Class F, 5.853%, 2/15/46(WAC)	1,113,000	357,711
FRB Ser. 12-C6, Class E, 5.329%, 5/15/45(WAC)	1,115,000	903,897
FRB Ser. 13-LC11, Class E, 3.25%, 4/15/46(WAC)	1,807,000	1,209,575
Mezz Cap Commercial Mortgage Trust 144A FRB Ser. 07-C5, Class X, IO, 6.21%, 12/15/49(WAC)	247,999	2
ML-CFC Commercial Mortgage Trust FRB Ser. 06-4, Class C, 5.324%, 12/12/49(WAC)	1,100,244	852,298
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 13-C11, Class D, 4.498%, 8/15/46(WAC)	1,900,000	1,001,453
FRB Ser. 13-C10, Class E, 4.218%, 7/15/46(WAC)	2,860,000	2,238,885
FRB Ser. 13-C10, Class F, 4.218%, 7/15/46(WAC)	1,988,000	694,356
Ser. 14-C17, Class E, 3.50%, 8/15/47	1,025,000	580,419
Morgan Stanley Capital I Trust
Ser. 07-HQ11, Class C, 5.558%, 2/12/44(WAC)	698,574	139,715
Ser. 06-HQ10, Class B, 5.448%, 11/12/41(WAC)	1,111,404	1,095,697
Multifamily Connecticut Avenue Securities Trust 144A FRB Ser. 20-01, Class M10, 4.65%, 3/25/50	1,558,000	1,229,983
TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E, 8.00%, 12/28/38 (In default)(NON)	1,081,996	32,177
UBS-Barclays Commercial Mortgage Trust 144A
Ser. 12-C2, Class F, 5.00%, 5/10/63(WAC)	1,476,000	279,850
FRB Ser. 12-C4, Class D, 4.624%, 12/10/45(WAC)	706,000	619,184
Wachovia Bank Commercial Mortgage Trust 144A FRB Ser. 04-C15, Class G, 5.395%, 10/15/41(WAC)	126,311	92,056
Wells Fargo Commercial Mortgage Trust 144A
FRB Ser. 13-LC12, Class D, 4.412%, 7/15/46(WAC)	456,000	325,126
Ser. 14-LC16, Class D, 3.938%, 8/15/50	2,218,000	1,262,868
WF-RBS Commercial Mortgage Trust 144A
Ser. 11-C4, Class F, 5.00%, 6/15/44(WAC)	2,560,000	1,963,689
FRB Ser. 12-C9, Class E, 4.971%, 11/15/45(WAC)	739,000	551,706
FRB Ser. 12-C10, Class D, 4.577%, 12/15/45(WAC)	1,141,000	860,772

		36,597,529
Residential mortgage-backed securities (non-agency) (11.3%)
American Home Mortgage Investment Trust FRB Ser. 07-1, Class GA1C, (1 Month US LIBOR + 0.19%), 0.677%, 5/25/47	890,410	464,564
Bear Stearns Alt-A Trust
FRB Ser. 05-7, Class 21A1, 4.249%, 9/25/35(WAC)	316,186	275,187
FRB Ser. 05-10, Class 11A1, (1 Month US LIBOR + 0.50%), 0.987%, 1/25/36	244,151	256,359
Chevy Chase Funding, LLC Mortgage-Backed Certificates 144A FRB Ser. 06-4A, Class A2, (1 Month US LIBOR + 0.18%), 0.667%, 11/25/47	995,785	759,588
Citigroup Mortgage Loan Trust, Inc.
FRB Ser. 07-AR5, Class 1A1A, 4.014%, 4/25/37(WAC)	331,511	291,920
FRB Ser. 07-AMC3, Class A2D, (1 Month US LIBOR + 0.35%), 0.837%, 3/25/37	2,420,301	2,012,250
Countrywide Alternative Loan Trust
FRB Ser. 06-OA10, Class 1A1, (1 Month US LIBOR + 0.96%), 2.83%, 8/25/46	342,394	289,510
FRB Ser. 06-OA7, Class 1A2, (1 Month US LIBOR + 0.94%), 2.81%, 6/25/46	658,361	555,964
FRB Ser. 06-OA7, Class 1A1, 2.799%, 6/25/46(WAC)	1,212,044	959,817
FRB Ser. 05-59, Class 1A1, (1 Month US LIBOR + 0.33%), 1.003%, 11/20/35	1,542,411	1,287,109
FRB Ser. 05-38, Class A3, (1 Month US LIBOR + 0.35%), 0.837%, 9/25/35	792,445	666,843
FRB Ser. 07-OH1, Class A1D, (1 Month US LIBOR + 0.21%), 0.697%, 4/25/47	745,389	494,628
FRB Ser. 06-OA10, Class 2A1, (1 Month US LIBOR + 0.19%), 0.677%, 8/25/46	591,337	591,337
FRB Ser. 06-OA10, Class 3A1, (1 Month US LIBOR + 0.19%), 0.677%, 8/25/46	831,003	668,958
FRB Ser. 06-OA10, Class 4A1, (1 Month US LIBOR + 0.19%), 0.677%, 8/25/46	4,179,856	3,603,998
Deutsche Alt-A Securities Mortgage Loan Trust FRB Ser. 06-AR4, Class A2, (1 Month US LIBOR + 0.19%), 0.677%, 12/25/36	850,214	469,729
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 15-HQA2, Class B, (1 Month US LIBOR + 10.50%), 10.987%, 5/25/28	828,531	714,618
Structured Agency Credit Risk Debt FRN Ser. 16-DNA1, Class B, (1 Month US LIBOR + 10.00%), 10.487%, 7/25/28	2,262,591	1,930,232
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class B, (1 Month US LIBOR + 9.35%), 9.837%, 4/25/28	1,291,836	1,086,060
Structured Agency Credit Risk Debt FRN Ser. 15-DNA2, Class B, (1 Month US LIBOR + 7.55%), 8.037%, 12/25/27	1,325,081	1,118,438
Structured Agency Credit Risk Debt FRN Ser. 16-HQA1, Class M3, (1 Month US LIBOR + 6.35%), 6.837%, 9/25/28	239,526	237,155
Structured Agency Credit Risk Debt FRN Ser. 17-DNA1, Class B1, (1 Month US LIBOR + 4.95%), 5.437%, 7/25/29	570,000	444,966
Structured Agency Credit Risk Debt FRN Ser. 16-HQA3, Class M3, (1 Month US LIBOR + 3.85%), 4.337%, 3/25/29	640,000	630,816
Structured Agency Credit Risk Debt FRN Ser. 18-HQA1, Class M2, (1 Month US LIBOR + 2.30%), 2.787%, 9/25/30	1,581,350	1,376,113
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust FRB Ser. 19-HQA2, Class B2, (1 Month US LIBOR + 11.25%), 11.737%, 4/25/49	298,000	115,284
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class B2, (1 Month US LIBOR + 11.00%), 11.487%, 10/25/48	327,000	160,466
Structured Agency Credit Risk Trust FRB Ser. 19-DNA2, Class B2, (1 Month US LIBOR + 10.50%), 11.447%, 3/25/49	252,000	92,122
Structured Agency Credit Risk Trust FRB Ser. 19-DNA1, Class B2, (1 Month US LIBOR + 10.75%), 11.237%, 1/25/49	315,000	117,022
Structured Agency Credit Risk Trust FRB Ser. 19-DNA3, Class B2, (1 Month US LIBOR + 8.15%), 8.637%, 7/25/49	342,000	109,829
Structured Agency Credit Risk Trust FRB Ser. 18-DNA3, Class B2, (1 Month US LIBOR + 7.75%), 8.237%, 9/25/48	389,000	186,291
Seasoned Credit Risk Transfer Trust Ser. 19-2, Class M, 4.75%, 8/25/58(WAC)	685,000	515,734
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class B1, (1 Month US LIBOR + 4.25%), 4.737%, 10/25/48	618,000	420,240
Seasoned Credit Risk Transfer Trust Ser. 19-4, Class M, 4.50%, 2/25/59(WAC)	346,000	267,813
Structured Agency Credit Risk Trust FRB Ser. 18-DNA3, Class B1, (1 Month US LIBOR + 3.90%), 4.387%, 9/25/48	420,000	286,304
Structured Agency Credit Risk Trust FRB Ser. 18-DNA2, Class B1, (1 Month US LIBOR + 3.70%), 4.187%, 12/25/30	1,500,000	960,733
Structured Agency Credit Risk Debt FRN Ser. 19-HQA3, Class B1, (1 Month US LIBOR + 3.00%), 3.487%, 9/25/49	169,000	97,084
Structured Agency Credit Risk Trust FRB Ser. 19-DNA2, Class M2, (1 Month US LIBOR + 2.45%), 3.397%, 3/25/49	388,694	352,562
Structured Agency Credit Risk Trust FRB Ser. 19-DNA1, Class M2, (1 Month US LIBOR + 2.65%), 3.137%, 1/25/49	440,000	390,674
Structured Agency Credit Risk Trust FRB Ser. 19-HQA1, Class M2, (1 Month US LIBOR + 2.35%), 2.837%, 2/25/49	468,266	426,227
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class M2, (1 Month US LIBOR + 2.30%), 2.787%, 10/25/48	304,200	259,133
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2B, (1 Month US LIBOR + 12.75%), 13.237%, 10/25/28	238,609	206,142
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1B, (1 Month US LIBOR + 12.25%), 12.737%, 9/25/28	2,309,919	1,950,383
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1B, (1 Month US LIBOR + 11.75%), 12.237%, 10/25/28	1,293,852	1,087,666
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1B, (1 Month US LIBOR + 11.75%), 12.237%, 8/25/28	838,835	707,567
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2B, (1 Month US LIBOR + 10.75%), 11.237%, 1/25/29	269,290	229,435
Connecticut Avenue Securities FRB Ser. 16-C04, Class 1B, (1 Month US LIBOR + 10.25%), 10.737%, 1/25/29	69,661	57,949
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1B, (1 Month US LIBOR + 9.25%), 9.737%, 4/25/29	398,959	331,136
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2, (1 Month US LIBOR + 5.90%), 6.387%, 10/25/28	2,133,386	2,190,774
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, (1 Month US LIBOR + 5.70%), 6.187%, 4/25/28	2,964,653	2,879,179
Connecticut Avenue Securities FRB Ser. 15-C04, Class 2M2, (1 Month US LIBOR + 5.55%), 6.037%, 4/25/28	381,590	361,854
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2B1, (1 Month US LIBOR + 5.50%), 5.987%, 9/25/29	1,459,000	1,078,312
Connecticut Avenue Securities FRB Ser. 15-C03, Class 2M2, (1 Month US LIBOR + 5.00%), 5.487%, 7/25/25	543,051	515,832
Connecticut Avenue Securities FRB Ser. 17-C03, Class 1B1, (1 Month US LIBOR + 4.85%), 5.337%, 10/25/29	2,039,000	1,483,248
Connecticut Avenue Securities FRB Ser. 17-C07, Class 2B1, (1 Month US LIBOR + 4.45%), 4.937%, 5/25/30	180,000	128,373
Connecticut Avenue Securities FRB Ser. 17-C06, Class 2B1, (1 Month US LIBOR + 4.45%), 4.937%, 2/25/30	110,000	83,107
Connecticut Avenue Securities FRB Ser. 18-C05, Class 1B1, (1 Month US LIBOR + 4.25%), 4.737%, 1/25/31	630,000	443,123
Connecticut Avenue Securities FRB Ser. 15-C02, Class 1M2, (1 Month US LIBOR + 4.00%), 4.487%, 5/25/25	54,527	50,765
Connecticut Avenue Securities FRB Ser. 17-C05, Class 1B1, (1 Month US LIBOR + 3.60%), 4.087%, 1/25/30	427,000	303,351
Connecticut Avenue Securities FRB Ser. 18-C01, Class 1B1, (1 Month US LIBOR + 3.55%), 4.037%, 7/25/30	1,772,000	1,200,530
Connecticut Avenue Securities FRB Ser. 17-C03, Class 1M2, (1 Month US LIBOR + 3.00%), 3.487%, 10/25/29	1,290,000	1,221,137
Connecticut Avenue Securities FRB Ser. 17-C04, Class 2M2, (1 Month US LIBOR + 2.85%), 3.337%, 11/25/29	303,000	277,320
Connecticut Avenue Securities FRB Ser. 17-C06, Class 2M2, (1 Month US LIBOR + 2.80%), 3.287%, 2/25/30	256,720	235,428
Connecticut Avenue Securities FRB Ser. 17-C07, Class 2M2, (1 Month US LIBOR + 2.50%), 2.987%, 5/25/30	1,173,635	1,073,961
Connecticut Avenue Securities FRB Ser. 18-C01, Class 1M2, (1 Month US LIBOR + 2.25%), 2.737%, 7/25/30	172,000	150,881
Connecticut Avenue Securities FRB Ser. 18-C06, Class 2M2, (1 Month US LIBOR + 2.10%), 2.587%, 3/25/31	237,199	208,833
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 19-R03, Class 1B1, (1 Month US LIBOR + 4.10%), 4.587%, 9/25/31	578,000	377,343
Connecticut Avenue Securities Trust FRB Ser. 19-R06, Class 2B1, (1 Month US LIBOR + 3.75%), 4.237%, 9/25/39	300,000	135,000
Connecticut Avenue Securities Trust FRB Ser. 20-R01, Class 1B1, (1 Month US LIBOR + 3.25%), 3.737%, 1/25/40	459,000	164,746
Connecticut Avenue Securities Trust FRB Ser. 19-R01, Class 2M2, (1 Month US LIBOR + 2.45%), 2.937%, 7/25/31	173,759	154,863
GSR Mortgage Loan Trust FRB Ser. 07-OA1, Class 2A3A, (1 Month US LIBOR + 0.31%), 0.797%, 5/25/37	906,668	732,734
HarborView Mortgage Loan Trust FRB Ser. 05-2, Class 1A, (1 Month US LIBOR + 0.52%), 1.238%, 5/19/35	518,998	266,689
JPMorgan Alternative Loan Trust FRB Ser. 07-A2, Class 12A1, IO, (1 Month US LIBOR + 0.20%), 0.687%, 6/25/37	837,138	370,506
Legacy Mortgage Asset Trust 144A FRB Ser. 19-GS2, Class A2, 4.25%, 1/25/59	730,000	598,600
Morgan Stanley Re-REMIC Trust 144A FRB Ser. 10-R4, Class 4B, (1 Month US LIBOR + 0.23%), 2.768%, 2/26/37	747,438	657,792
MortgageIT Trust FRB Ser. 05-3, Class M2, (1 Month US LIBOR + 0.80%), 1.282%, 8/25/35	228,279	208,799
Oaktown Re II, Ltd. 144A FRB Ser. 18-1A, Class M2, (1 Month US LIBOR + 2.85%), 3.337%, 7/25/28 (Bermuda)	2,230,000	1,773,374
Oaktown Re, Ltd. 144A FRB Ser. 17-1A, Class B1, (1 Month US LIBOR + 6.00%), 6.237%, 4/25/27 (Bermuda)	550,000	429,000
Radnor Re, Ltd. 144A FRB Ser. 18-1, Class M2, (1 Month US LIBOR + 2.70%), 3.187%, 3/25/28 (Bermuda)	620,000	519,452
Structured Asset Mortgage Investments II Trust
FRB Ser. 06-AR7, Class A1A, (1 Month US LIBOR + 0.21%), 0.697%, 8/25/36	907,356	812,084
FRB Ser. 07-AR1, Class 2A1, (1 Month US LIBOR + 0.18%), 0.667%, 1/25/37	1,216,364	900,880
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR14, Class 1A2, 3.831%, 12/25/35(WAC)	300,943	281,458
FRB Ser. 05-AR13, Class A1C3, (1 Month US LIBOR + 0.49%), 0.977%, 10/25/45	597,933	539,130
Wells Fargo Mortgage Backed Securities Trust FRB Ser. 06-AR5, Class 1A1, 4.026%, 4/25/36(WAC)	241,916	233,449

		53,555,862

Total mortgage-backed securities (cost $234,209,841)		$199,492,533

CORPORATE BONDS AND NOTES (25.8%)(a)
		Principal amount	Value
Basic materials (2.4%)
Allegheny Technologies, Inc. sr. unsec. sub. notes 5.875%, 12/1/27		$25,000	$20,625
Allegheny Technologies, Inc. sr. unsec. unsub. notes 7.875%, 8/15/23		329,000	301,657
Axalta Coating Systems, LLC 144A company guaranty sr. unsec. unsub. notes 4.875%, 8/15/24		245,000	248,675
Beacon Roofing Supply, Inc. 144A company guaranty sr. notes 4.50%, 11/15/26		90,000	85,950
Beacon Roofing Supply, Inc. 144A company guaranty sr. unsec. notes 4.875%, 11/1/25		190,000	167,913
Big River Steel, LLC/BRS Finance Corp. 144A company guaranty sr. notes 7.25%, 9/1/25		498,000	466,875
BMC East, LLC 144A company guaranty sr. notes 5.50%, 10/1/24		587,000	557,650
Boise Cascade Co. 144A company guaranty sr. unsec. notes 5.625%, 9/1/24		547,000	544,265
Builders FirstSource, Inc. 144A sr. notes 6.75%, 6/1/27		216,000	222,480
Cemex Finance, LLC 144A company guaranty sr. notes 6.00%, 4/1/24 (Mexico)		315,000	291,564
Cemex SAB de CV 144A company guaranty sr. sub. notes 5.70%, 1/11/25 (Mexico)		200,000	181,050
Chemours Co. (The) company guaranty sr. unsec. notes 5.375%, 5/15/27		84,000	69,720
Chemours Co. (The) company guaranty sr. unsec. unsub. notes 7.00%, 5/15/25		136,000	127,799
Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 6.75%, 12/1/27		385,000	381,150
Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 4.875%, 7/15/24		140,000	137,200
First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 6.875%, 3/1/26 (Canada)		295,000	258,715
Freeport-McMoRan, Inc. company guaranty sr. unsec. unsub. notes 5.45%, 3/15/43 (Indonesia)		65,000	58,949
GCP Applied Technologies, Inc. 144A sr. unsec. notes 5.50%, 4/15/26		453,000	436,013
Greif, Inc. 144A company guaranty sr. unsec. notes 6.50%, 3/1/27		392,000	392,000
Ingevity Corp. 144A sr. unsec. notes 4.50%, 2/1/26		458,000	405,330
James Hardie International Finance DAC 144A sr. unsec. bonds 5.00%, 1/15/28 (Ireland)		400,000	379,000
Joseph T Ryerson & Son, Inc. 144A sr. notes 11.00%, 5/15/22		141,000	135,360
Kraton Polymers, LLC/Kraton Polymers Capital Corp. 144A company guaranty sr. unsec. notes 7.00%, 4/15/25		79,000	75,840
Louisiana-Pacific Corp. company guaranty sr. unsec. unsub. notes 4.875%, 9/15/24		283,000	273,208
Mauser Packaging Solutions Holding Co. 144A sr. notes 5.50%, 4/15/24		122,000	112,508
Mercer International, Inc. sr. unsec. notes 7.375%, 1/15/25 (Canada)		41,000	39,274
Mercer International, Inc. sr. unsec. notes 6.50%, 2/1/24 (Canada)		160,000	149,200
Mercer International, Inc. sr. unsec. notes 5.50%, 1/15/26 (Canada)		160,000	142,000
Novelis Corp. 144A company guaranty sr. unsec. bonds 5.875%, 9/30/26		325,000	315,998
Novelis Corp. 144A company guaranty sr. unsec. notes 4.75%, 1/30/30		175,000	153,668
PolyOne Corp. 144A sr. unsec. notes 5.75%, 5/15/25		80,000	81,000
PQ Corp. 144A company guaranty sr. unsec. notes 5.75%, 12/15/25		455,000	446,082
Resideo Funding, Inc. 144A company guaranty sr. unsec. notes 6.125%, 11/1/26		155,000	135,625
Smurfit Kappa Treasury Funding DAC company guaranty sr. unsec. unsub. notes 7.50%, 11/20/25 (Ireland)		403,000	477,555
Starfruit Finco BV/Starfruit US Holdco, LLC 144A sr. unsec. notes 8.00%, 10/1/26 (Netherlands)		180,000	168,300
Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 10/1/24		110,000	112,425
Syngenta Finance NV 144A company guaranty sr. unsec. unsub. notes 5.182%, 4/24/28 (Switzerland)		575,000	582,582
Syngenta Finance NV 144A company guaranty sr. unsec. unsub. notes 4.892%, 4/24/25 (Switzerland)		325,000	327,915
TopBuild Corp. 144A company guaranty sr. unsec. notes 5.625%, 5/1/26		354,000	346,920
Tronox Finance PLC 144A company guaranty sr. unsec. notes 5.75%, 10/1/25 (United Kingdom)		225,000	199,125
Tronox, Inc. 144A company guaranty sr. notes 6.50%, 5/1/25		40,000	40,250
U.S. Concrete, Inc. company guaranty sr. unsec. unsub. notes 6.375%, 6/1/24		324,000	305,937
Univar Solutions USA, Inc. 144A company guaranty sr. unsec. notes 5.125%, 12/1/27		445,000	441,663
Valvoline, Inc. 144A company guaranty sr. unsec. unsub. notes 4.25%, 2/15/30		325,000	316,063
WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes 5.625%, 10/1/24		267,000	267,668
Zekelman Industries, Inc. 144A company guaranty sr. notes 9.875%, 6/15/23		195,000	195,244

			11,575,990
Capital goods (2.4%)
Allison Transmission, Inc. 144A company guaranty sr. unsec. notes 4.75%, 10/1/27		757,000	704,010
Amsted Industries, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 7/1/27		260,000	260,286
Amsted Industries, Inc. 144A sr. unsec. bonds 4.625%, 5/15/30		250,000	230,000
ARD Finance SA 144A sr. notes Ser. REGS, 6.50%, 6/30/27 (Luxembourg)(PIK)		200,000	185,640
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A company guaranty sr. sub. notes 4.125%, 8/15/26 (Ireland)		470,000	458,250
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A company guaranty sr. unsec. notes 5.25%, 8/15/27 (Ireland)		265,000	257,381
Berry Global Escrow Corp. 144A notes 5.625%, 7/15/27		125,000	128,438
Berry Global, Inc. company guaranty notes 5.50%, 5/15/22		240,000	240,058
Berry Global, Inc. company guaranty unsub. notes 5.125%, 7/15/23		429,000	431,681
Berry Global, Inc. 144A notes 4.50%, 2/15/26		85,000	83,904
Clean Harbors, Inc. 144A sr. unsec. bonds 5.125%, 7/15/29		100,000	101,750
Clean Harbors, Inc. 144A sr. unsec. notes 4.875%, 7/15/27		175,000	180,688
Crown Americas, LLC/Crown Americas Capital Corp. VI company guaranty sr. unsec. notes 4.75%, 2/1/26		570,000	585,675
Crown Cork & Seal Co., Inc. company guaranty sr. unsec. bonds 7.375%, 12/15/26		347,000	379,965
GFL Environmental, Inc. 144A sr. notes 5.125%, 12/15/26 (Canada)		250,000	260,000
GFL Environmental, Inc. 144A sr. unsec. notes 7.00%, 6/1/26 (Canada)		195,000	204,750
Great Lakes Dredge & Dock Corp. company guaranty sr. unsec. notes 8.00%, 5/15/22		408,000	416,205
Husky III Holding, Ltd. 144A sr. unsec. notes 13.00%, 2/15/25 (Canada)(PIK)		335,000	304,850
Moog, Inc. 144A company guaranty sr. unsec. notes 4.25%, 12/15/27		105,000	98,438
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. 144A company guaranty sr. notes 6.25%, 5/15/26		458,000	460,977
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. 144A company guaranty sr. unsec. notes 8.50%, 5/15/27		250,000	211,875
Park-Ohio Industries, Inc. company guaranty sr. unsec. notes 6.625%, 4/15/27		379,000	289,935
RBS Global, Inc./Rexnord, LLC 144A sr. unsec. notes 4.875%, 12/15/25		675,000	658,125
Staples, Inc. 144A sr. notes 7.50%, 4/15/26		585,000	462,150
Stevens Holding Co, Inc. 144A company guaranty sr. unsec. notes 6.125%, 10/1/26		695,000	696,529
Tennant Co. company guaranty sr. unsec. unsub. notes 5.625%, 5/1/25		230,000	230,288
TransDigm, Inc. company guaranty sr. unsec. sub. notes 6.375%, 6/15/26		249,000	213,094
TransDigm, Inc. 144A company guaranty sr. notes 8.00%, 12/15/25		55,000	57,200
TransDigm, Inc. 144A company guaranty sr. notes 6.25%, 3/15/26		1,512,000	1,479,870
TransDigm, Inc. 144A company guaranty sr. unsec. sub. notes 5.50%, 11/15/27		390,000	329,550
Trivium Packaging Finance BV 144A company guaranty sr. notes 5.50%, 8/15/26 (Netherlands)		200,000	205,000
Waste Pro USA, Inc. 144A sr. unsec. notes 5.50%, 2/15/26		500,000	495,000

			11,301,562
Communication services (2.8%)
Altice France SA 144A company guaranty sr. notes 7.375%, 5/1/26 (France)		200,000	209,000
Altice France SA 144A company guaranty sr. notes 5.50%, 1/15/28 (France)		200,000	200,500
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. bonds 5.50%, 5/1/26		850,000	884,094
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 5.375%, 6/1/29		2,321,000	2,448,678
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 4.50%, 5/1/32		185,000	183,786
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 4.50%, 8/15/30		130,000	131,664
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. notes 5.00%, 2/1/28		444,000	455,849
CommScope Technologies, LLC 144A company guaranty sr. unsec. notes 6.00%, 6/15/25		213,000	189,549
CSC Holdings, LLC sr. unsec. unsub. bonds 5.25%, 6/1/24		270,000	280,773
CSC Holdings, LLC 144A sr. unsec. bonds 5.75%, 1/15/30		220,000	228,731
DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5.875%, 11/15/24		314,000	302,018
Equinix, Inc. sr. unsec. notes 5.375%, 5/15/27(R)		197,000	210,435
Equinix, Inc. sr. unsec. unsub. notes 5.875%, 1/15/26(R)		85,000	88,281
Front Range BidCo., Inc. 144A sr. notes 4.00%, 3/1/27		50,000	48,492
Front Range BidCo., Inc. 144A sr. unsec. notes 6.125%, 3/1/28		185,000	174,366
Frontier Communications Corp. 144A company guaranty notes 8.50%, 4/1/26		112,000	103,600
Intelsat Jackson Holdings SA 144A company guaranty sr. notes 8.00%, 2/15/24 (Luxembourg)		15,000	15,402
Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 5.625%, 2/1/23		146,000	146,222
Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 5.25%, 3/15/26		598,000	611,455
Level 3 Financing, Inc. 144A company guaranty sr. unsec. notes 4.625%, 9/15/27		270,000	267,516
Quebecor Media, Inc. sr. unsec. unsub. notes 5.75%, 1/15/23 (Canada)		88,000	92,620
Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28		583,000	702,136
Sprint Corp. company guaranty sr. unsec. notes 7.625%, 3/1/26		280,000	330,988
Sprint Corp. company guaranty sr. unsec. sub. notes 7.875%, 9/15/23		964,000	1,083,391
Sprint Corp. company guaranty sr. unsec. sub. notes 7.25%, 9/15/21		420,000	440,475
Sprint Spectrum Co., LLC/Sprint Spectrum Co. II, LLC/Sprint Spectrum Co. III, LLC 144A company guaranty sr. notes 3.36%, 9/20/21		108,750	109,022
T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.375%, 3/1/25		505,000	518,256
T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.00%, 3/1/23		291,000	293,808
T-Mobile USA, Inc. company guaranty sr. unsec. notes 5.375%, 4/15/27		43,000	45,477
T-Mobile USA, Inc. company guaranty sr. unsec. notes 4.00%, 4/15/22		100,000	102,250
T-Mobile USA, Inc. company guaranty sr. unsec. unsub. bonds 4.75%, 2/1/28		326,000	342,307
T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 2/1/26		125,000	128,788
T-Mobile USA, Inc. 144A company guaranty sr. notes 3.875%, 4/15/30		110,000	120,717
T-Mobile USA, Inc. 144A company guaranty sr. notes 3.75%, 4/15/27		280,000	300,728
Videotron, Ltd. company guaranty sr. unsec. unsub. notes 5.00%, 7/15/22 (Canada)		662,000	680,205
Videotron, Ltd./Videotron Ltee. 144A sr. unsec. notes 5.125%, 4/15/27 (Canada)		170,000	177,650
Virgin Media Secured Finance PLC 144A company guaranty sr. bonds 5.00%, 4/15/27 (United Kingdom)	GBP	255,000	320,896
Ziggo BV 144A company guaranty sr. notes 5.50%, 1/15/27 (Netherlands)		$150,000	152,580

			13,122,705
Consumer cyclicals (4.8%)
American Builders & Contractors Supply Co., Inc. 144A company guaranty sr. unsec. notes 5.875%, 5/15/26		85,000	84,150
American Builders & Contractors Supply Co., Inc. 144A sr. notes 4.00%, 1/15/28		130,000	123,347
Boyd Gaming Corp. company guaranty sr. unsec. notes 6.00%, 8/15/26		135,000	122,175
Boyd Gaming Corp. 144A company guaranty sr. unsec. notes 4.75%, 12/1/27		130,000	111,995
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A company guaranty sr. unsec. notes 6.25%, 9/15/27 (Canada)		120,000	109,800
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A company guaranty sr. unsec. notes 4.875%, 2/15/30 (Canada)		75,000	61,590
Carnival Corp. 144A sr. notes 11.50%, 4/1/23		115,000	120,157
Carriage Services, Inc. 144A sr. unsec. notes 6.625%, 6/1/26		125,000	123,750
Cinemark USA, Inc. company guaranty sr. unsec. notes 5.125%, 12/15/22		165,000	140,877
Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 4.875%, 6/1/23		420,000	352,800
Cinemark USA, Inc. 144A company guaranty sr. notes 8.75%, 5/1/25		50,000	50,750
Clear Channel Outdoor Holdings, Inc. 144A company guaranty sr. notes 5.125%, 8/15/27		180,000	169,128
Codere Finance 2 Luxembourg SA company guaranty sr. notes Ser. REGS, 6.75%, 11/1/21 (Luxembourg) (In default)(NON)	EUR	200,000	83,285
CRC Escrow Issuer, LLC/CRC Finco, Inc. 144A company guaranty sr. unsec. notes 5.25%, 10/15/25		$465,000	363,863
Diamond Sports Group, LLC/Diamond Sports Finance Co. 144A sr. notes 5.375%, 8/15/26		526,000	399,760
eG Global Finance PLC 144A company guaranty sr. notes 6.75%, 2/7/25 (United Kingdom)		200,000	182,000
Eldorado Resorts, Inc. company guaranty sr. unsec. notes 6.00%, 9/15/26		50,000	50,235
Eldorado Resorts, Inc. company guaranty sr. unsec. unsub. notes 7.00%, 8/1/23		163,000	156,888
Entercom Media Corp. 144A company guaranty notes 6.50%, 5/1/27		625,000	460,938
Entercom Media Corp. 144A company guaranty sr. unsec. notes 7.25%, 11/1/24		228,000	141,360
Ford Motor Co. sr. unsec. unsub. notes 9.00%, 4/22/25		336,000	327,180
Gap, Inc. (The) 144A sr. notes 8.625%, 5/15/25		95,000	98,088
Gap, Inc. (The) 144A sr. notes 8.375%, 5/15/23		169,000	176,005
Gartner, Inc. 144A company guaranty sr. unsec. notes 5.125%, 4/1/25		365,000	376,406
Gray Television, Inc. 144A sr. unsec. notes 7.00%, 5/15/27		519,000	521,595
GW B-CR Security Corp. 144A sr. unsec. notes 9.50%, 11/1/27 (Canada)		185,000	185,000
Hanesbrands, Inc. 144A company guaranty sr. unsec. notes 5.375%, 5/15/25		105,000	105,000
Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 5/15/24		270,000	269,916
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp. company guaranty sr. unsec. notes 4.875%, 4/1/27		196,000	190,042
Howard Hughes Corp. (The) 144A sr. unsec. notes 5.375%, 3/15/25		341,000	330,545
iHeartCommunications, Inc. company guaranty sr. notes 6.375%, 5/1/26		210,372	198,802
iHeartCommunications, Inc. company guaranty sr. unsec. notes 8.375%, 5/1/27		614,739	506,053
IHS Markit, Ltd. sr. unsec. sub. bonds 4.75%, 8/1/28 (United Kingdom)		145,000	166,206
IHS Markit, Ltd. 144A company guaranty notes 4.75%, 2/15/25 (United Kingdom)		600,000	649,500
IHS Markit, Ltd. 144A company guaranty sr. unsec. notes 4.00%, 3/1/26 (United Kingdom)		75,000	79,406
Installed Building Products, Inc. 144A company guaranty sr. unsec. notes 5.75%, 2/1/28		50,000	47,938
Iron Mountain, Inc. 144A company guaranty sr. unsec. bonds 5.25%, 3/15/28(R)		428,000	418,370
Iron Mountain, Inc. 144A company guaranty sr. unsec. notes 4.875%, 9/15/27(R)		591,000	579,180
JC Penney Corp., Inc. company guaranty sr. unsec. unsub. bonds 7.40%, 4/1/37		235,000	12,925
JELD-WEN, Inc. 144A company guaranty sr. unsec. notes 4.875%, 12/15/27		147,000	129,728
JELD-WEN, Inc. 144A company guaranty sr. unsec. notes 4.625%, 12/15/25		155,000	137,935
JELD-WEN, Inc. 144A sr. notes 6.25%, 5/15/25		68,000	68,765
L Brands, Inc. company guaranty sr. unsec. bonds 6.75%, perpetual maturity		132,000	95,040
L Brands, Inc. company guaranty sr. unsec. notes 7.50%, perpetual maturity		284,000	209,862
Lennar Corp. company guaranty sr. unsec. sub. notes 5.875%, 11/15/24		180,000	189,000
Levi Strauss & Co. 144A sr. unsec. unsub. notes 5.00%, 5/1/25		110,000	111,007
Lions Gate Capital Holdings, LLC 144A company guaranty sr. unsec. notes 5.875%, 11/1/24		404,000	372,690
Lions Gate Capital Holdings, LLC 144A sr. unsec. notes 6.375%, 2/1/24		255,000	237,239
Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 3/15/26		258,000	227,040
Marriott International, Inc. sr. unsec. notes Ser. EE, 5.75%, 5/1/25		90,000	94,056
Masonite International Corp. 144A company guaranty sr. unsec. notes 5.375%, 2/1/28		100,000	95,250
Mattamy Group Corp. 144A sr. unsec. notes 5.25%, 12/15/27 (Canada)		355,000	332,813
Mattamy Group Corp. 144A sr. unsec. notes 4.625%, 3/1/30 (Canada)		280,000	247,912
Mattel, Inc. 144A company guaranty sr. unsec. notes 5.875%, 12/15/27		380,000	369,816
Meredith Corp. company guaranty sr. unsec. notes 6.875%, 2/1/26		265,000	227,105
Navistar International Corp. 144A company guaranty sr. notes 9.50%, 5/1/25		114,000	119,700
Navistar International Corp. 144A sr. unsec. notes 6.625%, 11/1/25		422,000	361,949
NCI Building Brands, Inc. 144A company guaranty sr. unsec. sub. notes 8.00%, 4/15/26		251,000	210,840
Nexstar Broadcasting, Inc. 144A company guaranty sr. unsec. notes 5.625%, 8/1/24		74,000	72,335
Nexstar Escrow, Inc. 144A sr. unsec. notes 5.625%, 7/15/27		355,000	339,025
Nielsen Co. Luxembourg SARL (The) 144A company guaranty sr. unsec. notes 5.00%, 2/1/25 (Luxembourg)		405,000	390,825
Nielsen Finance, LLC/Nielsen Finance Co. 144A company guaranty sr. unsec. sub. notes 5.00%, 4/15/22		476,000	468,912
Nordstrom, Inc. 144A sr. notes 8.75%, 5/15/25		225,000	240,551
Outfront Media Capital, LLC/Outfront Media Capital Corp. 144A sr. unsec. bonds 4.625%, 3/15/30		75,000	68,625
Owens Corning company guaranty sr. unsec. notes 4.20%, 12/1/24		296,000	305,289
Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.75%, 10/1/22		439,000	419,245
Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.50%, 5/15/26		241,000	220,515
Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.375%, 12/1/24		290,000	266,713
Prime Security Services Borrower, LLC/Prime Finance, Inc. 144A notes 6.25%, 1/15/28		255,000	226,262
PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 7.875%, 6/15/32		264,000	303,600
PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 3/1/26		400,000	425,500
Refinitiv US Holdings, Inc. 144A company guaranty sr. notes 6.25%, 5/15/26		224,000	238,750
Sabre GLBL, Inc. 144A company guaranty sr. notes 9.25%, 4/15/25		606,000	639,088
Scientific Games International, Inc. 144A company guaranty sr. unsec. notes 7.25%, 11/15/29		185,000	131,813
Scientific Games International, Inc. 144A company guaranty sr. notes 5.00%, 10/15/25		150,000	130,995
Scotts Miracle-Gro, Co. (The) company guaranty sr. unsec. notes 4.50%, 10/15/29		368,000	358,800
Sinclair Television Group, Inc. 144A company guaranty sr. unsec. bonds 5.50%, 3/1/30		215,000	178,450
Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.00%, 8/1/27		819,000	837,428
Six Flags Entertainment Corp. 144A company guaranty sr. unsec. bonds 5.50%, 4/15/27		515,000	445,836
Six Flags Theme Parks, Inc. 144A company guaranty sr. notes 7.00%, 7/1/25		255,000	263,874
Spectrum Brands, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 10/1/29		125,000	119,375
Standard Industries, Inc. 144A sr. unsec. notes 6.00%, 10/15/25		583,000	600,490
Standard Industries, Inc. 144A sr. unsec. notes 5.375%, 11/15/24		90,000	90,225
Standard Industries, Inc. 144A sr. unsec. notes 4.75%, 1/15/28		25,000	24,455
Station Casinos, LLC 144A sr. unsec. notes 4.50%, 2/15/28		250,000	200,000
Univision Communications, Inc. 144A company guaranty sr. notes 9.50%, 5/1/25		134,000	135,508
Univision Communications, Inc. 144A company guaranty sr. notes 5.125%, 5/15/23		495,000	470,250
Weekley Homes, LLC/Weekley Finance Corp. sr. unsec. notes 6.00%, 2/1/23		420,000	403,200
WMG Acquisition Corp. 144A company guaranty sr. notes 5.00%, 8/1/23		52,000	52,260
Wolverine World Wide, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 9/1/26		229,000	219,554
Wyndham Hotels & Resorts, Inc. 144A company guaranty sr. unsec. notes 5.375%, 4/15/26		250,000	228,750
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 144A company guaranty sr. unsec. sub. notes 5.25%, 5/15/27		338,000	294,060
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A sr. unsec. bonds 5.125%, 10/1/29		320,000	300,000
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A sr. unsec. notes 7.75%, 4/15/25		80,000	81,410

			22,676,720
Consumer staples (1.6%)
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty notes 5.00%, 10/15/25 (Canada)		385,000	385,963
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty notes 4.375%, 1/15/28 (Canada)		182,000	175,985
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. notes 3.875%, 1/15/28 (Canada)		225,000	217,125
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 4.875%, 2/15/30		75,000	76,031
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 4.625%, 1/15/27		480,000	484,800
Ashtead Capital, Inc. 144A bonds 4.25%, 11/1/29		200,000	190,500
Energizer Holdings, Inc. 144A company guaranty sr. unsec. notes 7.75%, 1/15/27		25,000	26,538
Energizer Holdings, Inc. 144A company guaranty sr. unsec. sub. notes 6.375%, 7/15/26		155,000	161,185
Europcar Mobility Group notes Ser. REGS, 4.125%, 11/15/24 (France)	EUR	160,000	111,338
Go Daddy Operating Co, LLC/GD Finance Co., Inc. 144A company guaranty sr. unsec. notes 5.25%, 12/1/27		$125,000	128,438
Golden Nugget, Inc. 144A company guaranty sr. unsec. sub. notes 8.75%, 10/1/25		229,000	130,530
Golden Nugget, Inc. 144A sr. unsec. notes 6.75%, 10/15/24		505,000	393,900
Itron, Inc. 144A company guaranty sr. unsec. notes 5.00%, 1/15/26		737,000	740,685
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 5.25%, 6/1/26		295,000	301,638
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 5.00%, 6/1/24		295,000	303,998
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 4.75%, 6/1/27		235,000	242,565
Kraft Heinz Co. (The) company guaranty sr. unsec. notes 5.00%, 7/15/35		349,000	374,666
Kraft Heinz Co. (The) company guaranty sr. unsec. notes 3.00%, 6/1/26		381,000	378,680
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.875%, 11/1/26		350,000	351,750
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 11/1/24		85,000	86,658
Match Group, Inc. 144A sr. unsec. bonds 5.00%, 12/15/27		401,000	419,847
Netflix, Inc. sr. unsec. notes 6.375%, 5/15/29		135,000	158,274
Netflix, Inc. sr. unsec. notes 4.875%, 4/15/28		265,000	281,809
Netflix, Inc. sr. unsec. unsub. notes 5.875%, 11/15/28		510,000	576,734
Netflix, Inc. 144A sr. unsec. bonds 5.375%, 11/15/29		135,000	148,271
Netflix, Inc. 144A sr. unsec. bonds 4.875%, 6/15/30		75,000	79,568
Newell Brands, Inc. sr. unsec. unsub. notes 4.70%, 4/1/26		235,000	235,489
Prestige Brands, Inc. 144A company guaranty sr. unsec. notes 5.125%, 1/15/28		50,000	50,575
Yum! Brands, Inc. 144A sr. unsec. bonds 4.75%, 1/15/30		125,000	127,500
Yum! Brands, Inc. 144A sr. unsec. notes 7.75%, 4/1/25		50,000	54,744

			7,395,784
Energy (3.4%)
Aker BP ASA 144A sr. unsec. notes 6.00%, 7/1/22 (Norway)		300,000	282,375
Aker BP ASA 144A sr. unsec. notes 5.875%, 3/31/25 (Norway)		500,000	463,766
Aker BP ASA 144A sr. unsec. notes 3.75%, 1/15/30 (Norway)		265,000	222,269
Antero Resources Corp. company guaranty sr. unsec. sub. notes 5.375%, 11/1/21		299,000	267,418
Antero Resources Corp. company guaranty sr. unsec. sub. notes 5.125%, 12/1/22		174,000	121,365
Apache Corp. sr. unsec. unsub. notes 5.10%, 9/1/40		133,000	89,891
Apache Corp. sr. unsec. unsub. notes 4.375%, 10/15/28		83,000	66,058
Apache Corp. sr. unsec. unsub. notes 3.25%, 4/15/22		117,000	106,068
Apergy Corp. company guaranty sr. unsec. notes 6.375%, 5/1/26		347,000	284,540
California Resources Corp. 144A company guaranty notes 8.00%, 12/15/22		119,000	4,165
Cenovus Energy, Inc. sr. unsec. bonds 6.75%, 11/15/39 (Canada)		214,000	151,413
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.875%, 3/31/25		293,000	303,305
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.125%, 6/30/27		570,000	568,940
Comstock Resources, Inc. 144A company guaranty sr. unsec. notes 7.50%, 5/15/25		143,000	118,690
DCP Midstream Operating LP 144A company guaranty sr. unsec. unsub. bonds 6.75%, 9/15/37		118,000	70,800
Denbury Resources, Inc. 144A company guaranty notes 9.00%, 5/15/21		611,000	109,980
Devon Energy Corp. sr. unsec. unsub. bonds 5.60%, 7/15/41		98,000	79,664
Diamondback Energy, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 5/31/25		343,000	327,262
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. bonds 5.75%, 1/30/28		508,000	453,644
Energy Transfer Operating LP jr. unsec. sub. FRB Ser. B, 6.625%, perpetual maturity		806,000	577,346
Hess Midstream Operations LP 144A company guaranty sr. unsec. sub. notes 5.625%, 2/15/26		594,000	552,420
Hess Midstream Operations LP 144A sr. unsec. notes 5.125%, 6/15/28		236,000	206,783
Holly Energy Partners LP/Holly Energy Finance Corp. 144A company guaranty sr. unsec. notes 5.00%, 2/1/28		125,000	113,713
Indigo Natural Resources, LLC 144A sr. unsec. notes 6.875%, 2/15/26		159,000	147,870
MEG Energy Corp. 144A company guaranty sr. unsec. notes 7.00%, 3/31/24 (Canada)		30,000	21,300
MEG Energy Corp. 144A notes 6.50%, 1/15/25 (Canada)		439,000	359,980
MEG Energy Corp. 144A sr. unsec. notes 7.125%, 2/1/27 (Canada)		188,000	129,720
Nabors Industries, Inc. company guaranty sr. unsec. notes 5.75%, 2/1/25		403,000	91,683
Nabors Industries, Ltd. 144A company guaranty sr. unsec. notes 7.50%, 1/15/28		310,000	124,000
Nabors Industries, Ltd. 144A company guaranty sr. unsec. notes 7.25%, 1/15/26		125,000	47,500
Noble Holding International, Ltd. company guaranty sr. unsec. unsub. notes 7.75%, 1/15/24		124,000	6,820
Oasis Petroleum, Inc. company guaranty sr. unsec. unsub. notes 6.875%, 3/15/22		122,000	17,995
Occidental Petroleum Corp. sr. unsec. sub. notes 4.85%, 3/15/21		113,000	108,480
Occidental Petroleum Corp. sr. unsec. unsub. notes Ser. 1, 4.10%, 2/1/21		155,000	148,025
Pertamina Persero PT 144A sr. unsec. unsub. notes 4.875%, 5/3/22 (Indonesia)		270,000	275,399
Pertamina Persero PT 144A sr. unsec. unsub. notes 4.30%, 5/20/23 (Indonesia)		400,000	405,985
Petrobras Global Finance BV company guaranty sr. unsec. unsub. bonds 7.375%, 1/17/27 (Brazil)		1,863,000	1,964,534
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.125%, 1/17/22 (Brazil)		3,254,000	3,315,013
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.999%, 1/27/28 (Brazil)		378,000	363,825
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.299%, 1/27/25 (Brazil)		300,000	291,747
Petroleos de Venezuela SA company guaranty sr. unsec. bonds Ser. REGS, 6.00%, 11/15/26 (Venezuela) (In default)(NON)		689,000	25,838
Petroleos de Venezuela SA company guaranty sr. unsec. unsub. notes 5.375%, 4/12/27 (Venezuela) (In default)(NON)		972,000	36,450
Petroleos de Venezuela SA 144A company guaranty sr. unsec. notes 6.00%, 11/15/26 (Venezuela) (In default)(NON)		2,345,000	87,938
Petroleos Mexicanos 144A company guaranty sr. unsec. bonds 7.69%, 1/23/50 (Mexico)		931,000	684,285
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 7.125%, 1/15/26 (Canada)		116,000	46,400
Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. notes 5.00%, 10/1/22		195,000	195,311
SM Energy Co. sr. unsec. notes 6.625%, 1/15/27		322,000	90,160
SM Energy Co. sr. unsec. sub. notes 5.00%, 1/15/24		99,000	31,225
SM Energy Co. sr. unsec. unsub. notes 6.75%, 9/15/26		133,000	36,243
SM Energy Co. sr. unsec. unsub. notes 6.125%, 11/15/22		211,000	84,400
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A company guaranty sr. unsec. notes 5.50%, 1/15/28		410,000	280,850
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. notes 6.875%, 1/15/29		80,000	73,368
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. notes 6.50%, 7/15/27		410,000	369,000
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 144A sr. unsec. bonds 5.50%, 3/1/30		75,000	63,938
Transocean Pontus, Ltd. 144A company guaranty sr. notes 6.125%, 8/1/25 (Cayman Islands)		108,550	87,926
Transocean Poseidon, Ltd. 144A company guaranty sr. notes 6.875%, 2/1/27		190,000	149,150
Valaris PLC sr. unsec. notes 7.75%, 2/1/26 (United Kingdom)		127,000	10,160
Viper Energy Partners LP 144A company guaranty sr. unsec. notes 5.375%, 11/1/27		80,000	71,600
WPX Energy, Inc. sr. unsec. notes 8.25%, 8/1/23		60,000	57,600
WPX Energy, Inc. sr. unsec. notes 5.75%, 6/1/26		225,000	203,918
WPX Energy, Inc. sr. unsec. notes 4.50%, 1/15/30		100,000	81,500
WPX Energy, Inc. sr. unsec. sub. notes 5.25%, 10/15/27		225,000	195,750

			16,324,761
Financials (3.7%)
AG Issuer, LLC 144A sr. notes 6.25%, 3/1/28		235,000	207,545
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer 144A sr. unsec. notes 6.75%, 10/15/27		190,000	189,544
Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31		1,371,000	1,676,048
Ally Financial, Inc. sub. unsec. notes 5.75%, 11/20/25		369,000	378,225
American International Group, Inc. jr. unsec. sub. FRB 8.175%, 5/15/58		163,000	200,490
Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%, perpetual maturity		148,000	156,695
Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6.50%, perpetual maturity		185,000	197,025
CBRE Services, Inc. company guaranty sr. unsec. notes 5.25%, 3/15/25		175,000	191,461
CIT Group, Inc. sr. unsec. sub. notes 5.00%, 8/1/23		195,000	190,613
CIT Group, Inc. sr. unsec. unsub. notes 5.25%, 3/7/25		578,000	575,399
CNO Financial Group, Inc. sr. unsec. notes 5.25%, 5/30/29		225,000	236,310
CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25		678,000	724,275
Credit Acceptance Corp. company guaranty sr. unsec. notes 6.625%, 3/15/26		125,000	112,500
Credit Acceptance Corp. 144A sr. unsec. notes 5.125%, 12/31/24		125,000	109,688
Dresdner Funding Trust I jr. unsec. sub. notes 8.151%, 6/30/31		500,000	632,500
Dresdner Funding Trust I 144A jr. unsec. sub. notes 8.151%, 6/30/31		200,000	252,000
ESH Hospitality, Inc. 144A company guaranty sr. unsec. notes 5.25%, 5/1/25(R)		95,000	89,300
Fairfax Financial Holdings, Ltd. sr. unsec. notes 4.85%, 4/17/28 (Canada)		170,000	172,624
Freedom Mortgage Corp. 144A sr. unsec. notes 8.125%, 11/15/24		120,000	99,600
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. notes 5.25%, 6/1/25		250,000	243,150
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 4/15/26		185,000	184,306
goeasy, Ltd. 144A company guaranty sr. unsec. notes 5.375%, 12/1/24 (Canada)		255,000	226,313
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.75%, 2/1/24		210,000	210,525
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.25%, 5/15/26		237,000	232,881
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 4.75%, 9/15/24		150,000	141,078
International Lease Finance Corp. sr. unsec. unsub. notes 5.875%, 8/15/22		20,000	19,716
Intesa Sanpaolo SpA 144A company guaranty jr. unsec. sub. FRB 7.70%, perpetual maturity (Italy)		200,000	187,250
iStar, Inc. sr. unsec. notes 4.75%, 10/1/24(R)		347,000	289,745
iStar, Inc. sr. unsec. notes 4.25%, 8/1/25(R)		349,000	275,710
iStar, Inc. sr. unsec. unsub. notes 5.25%, 9/15/22(R)		125,000	113,125
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A sr. unsec. notes 4.25%, 2/1/27(R)		250,000	178,750
LPL Holdings, Inc. 144A company guaranty sr. unsec. notes 5.75%, 9/15/25		504,000	496,440
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. company guaranty sr. unsec. notes 4.50%, 1/15/28(R)		115,000	108,100
Miller Homes Group Holdings PLC company guaranty sr. notes Ser. REGS, 5.50%, 10/15/24 (United Kingdom)	GBP	175,000	201,677
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 9.125%, 7/15/26		$110,000	105,463
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 8.125%, 7/15/23		220,000	211,200
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 6.00%, 1/15/27		130,000	110,903
Provident Funding Associates LP/PFG Finance Corp. 144A sr. unsec. notes 6.375%, 6/15/25		300,000	254,250
Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 8.00%, perpetual maturity (United Kingdom)		200,000	208,050
Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 7.648%, perpetual maturity (United Kingdom)		306,000	423,810
Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 7.50%, perpetual maturity (United Kingdom)		410,000	391,296
Royal Bank of Scotland Group PLC sr. unsec. unsub. notes 3.875%, 9/12/23 (United Kingdom)		235,000	246,435
Springleaf Finance Corp. company guaranty sr. unsec. unsub. notes 6.875%, 3/15/25		603,000	570,257
Springleaf Finance Corp. company guaranty sr. unsec. unsub. notes 5.375%, 11/15/29		265,000	220,000
Starwood Property Trust, Inc. sr. unsec. notes 4.75%, 3/15/25(R)		330,000	278,850
Taylor Morrison Communities, Inc. 144A sr. unsec. notes 5.75%, 1/15/28		105,000	95,025
TMX Finance, LLC/TitleMax Finance Corp. 144A sr. notes 11.125%, 4/1/23		178,000	133,945
UBS Group Funding Switzerland AG company guaranty jr. unsec. sub. FRN Ser. REGS, 6.875%, perpetual maturity (Switzerland)		200,000	206,769
VTB Bank OJSC Via VTB Capital SA 144A unsec. sub. bonds 6.95%, 10/17/22 (Russia)		4,200,000	4,378,500

			17,335,361
Health care (2.4%)
Bausch Health Americas, Inc. 144A sr. unsec. notes 8.50%, 1/31/27		611,000	665,990
Bausch Health Cos., Inc. company guaranty sr. unsec. notes Ser. REGS, 4.50%, 5/15/23	EUR	270,000	288,870
Bausch Health Cos., Inc. 144A company guaranty sr. notes 5.50%, 11/1/25		$185,000	192,308
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. bonds 5.25%, 1/30/30		100,000	99,001
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 7.25%, 5/30/29		235,000	250,787
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 7.00%, 1/15/28		115,000	119,313
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/15/25		370,000	374,625
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 5.00%, 1/30/28		100,000	95,969
Bausch Health Cos., Inc. 144A company guaranty sr. unsub. notes 7.00%, 3/15/24		355,000	365,064
Bausch Health Cos., Inc. 144A company guaranty sr. unsub. notes 6.50%, 3/15/22		270,000	275,346
Centene Corp. sr. unsec. unsub. notes 4.75%, 5/15/22		130,000	131,300
Centene Corp. 144A sr. unsec. bonds 4.625%, 12/15/29		560,000	613,200
Centene Corp. 144A sr. unsec. notes 5.375%, 8/15/26		110,000	117,161
Centene Corp. 144A sr. unsec. notes 5.25%, 4/1/25		165,000	172,013
Centene Escrow I Corp. 144A sr. unsec. notes 5.375%, 6/1/26		135,000	142,938
CHS/Community Health Systems, Inc. company guaranty sr. notes 6.25%, 3/31/23		899,000	845,060
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 8.00%, 3/15/26		665,000	637,456
Elanco Animal Health, Inc. sr. unsec. notes Ser. WI, 5.65%, 8/28/28		290,000	321,175
HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26		256,000	285,431
HCA, Inc. company guaranty sr. notes 4.125%, 6/15/29		155,000	167,679
HCA, Inc. company guaranty sr. unsec. notes 5.375%, 9/1/26		540,000	584,550
HCA, Inc. company guaranty sr. unsec. notes 3.50%, 9/1/30		125,000	119,482
Kinetic Concepts, Inc./KCI USA, Inc. 144A company guaranty sub. notes 12.50%, 11/1/21		233,000	233,000
Molina Healthcare, Inc. 144A company guaranty sr. unsec. notes 4.875%, 6/15/25		70,000	70,350
Service Corp. International sr. unsec. bonds 5.125%, 6/1/29		350,000	364,000
Service Corp. International sr. unsec. notes 4.625%, 12/15/27		100,000	102,221
Service Corp. International sr. unsec. unsub. notes 5.375%, 5/15/24		1,075,000	1,091,125
Tenet Healthcare Corp. company guaranty sr. notes 4.625%, 7/15/24		660,000	651,407
Tenet Healthcare Corp. 144A company guaranty notes 6.25%, 2/1/27		125,000	123,075
Tenet Healthcare Corp. 144A company guaranty sr. notes 7.50%, 4/1/25		65,000	69,908
Tenet Healthcare Corp. 144A company guaranty sr. notes 5.125%, 11/1/27		525,000	518,438
Tenet Healthcare Corp. 144A company guaranty sr. notes 4.875%, 1/1/26		755,000	742,694
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. notes 6.75%, 3/1/28 (Israel)		385,000	395,973
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. notes 6.00%, 4/15/24 (Israel)		250,000	248,700

			11,475,609
Technology (1.0%)
CommScope Finance, LLC 144A sr. notes 6.00%, 3/1/26		40,000	40,100
CommScope Finance, LLC 144A sr. notes 5.50%, 3/1/24		230,000	230,000
Dell International, LLC/EMC Corp. 144A company guaranty sr. notes 5.85%, 7/15/25		85,000	92,457
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company guaranty sr. notes 6.02%, 6/15/26		1,275,000	1,384,605
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company guaranty sr. unsec. notes 7.125%, 6/15/24		333,000	345,055
Dun & Bradstreet Corp. (The) 144A sr. notes 6.875%, 8/15/26		125,000	131,563
Nutanix, Inc. cv. sr. unsec. notes zero %, 1/15/23		215,000	184,752
Plantronics, Inc. 144A company guaranty sr. unsec. notes 5.50%, 5/31/23		823,000	652,063
Qorvo, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 7/15/26		210,000	220,500
SS&C Technologies, Inc. 144A company guaranty sr. unsec. notes 5.50%, 9/30/27		449,000	462,470
Tempo Acquisition, LLC/Tempo Acquisition Finance Corp. 144A company guaranty sr. notes 5.75%, 6/1/25		105,000	105,000
Tempo Acquisition, LLC/Tempo Acquisition Finance Corp. 144A sr. unsec. notes 6.75%, 6/1/25		190,000	184,300
TTM Technologies, Inc. 144A company guaranty sr. unsec. notes 5.625%, 10/1/25		626,000	597,830
Western Digital Corp. company guaranty sr. unsec. notes 4.75%, 2/15/26		94,000	95,967

			4,726,662
Transportation (0.1%)
Watco Cos., LLC/Watco Finance Corp. 144A company guaranty sr. unsec. notes 6.375%, 4/1/23		502,000	485,685

			485,685
Utilities and power (1.2%)
AES Corp. (The) sr. unsec. unsub. notes 6.00%, 5/15/26		200,000	210,000
AES Corp. (The) sr. unsec. unsub. notes 5.50%, 4/15/25		965,000	989,125
AES Corp. (The) sr. unsec. unsub. notes 5.125%, 9/1/27		135,000	140,738
AES Corp. (The) sr. unsec. unsub. notes 4.875%, 5/15/23		138,000	138,000
AES Corp. (The) sr. unsec. unsub. notes 4.50%, 3/15/23		135,000	134,692
Buckeye Partners LP sr. unsec. bonds 5.85%, 11/15/43		122,000	89,060
Buckeye Partners LP sr. unsec. notes 3.95%, 12/1/26		67,000	60,635
Buckeye Partners LP 144A sr. unsec. notes 4.50%, 3/1/28		100,000	90,000
Calpine Corp. 144A company guaranty sr. notes 5.25%, 6/1/26		188,000	191,230
Calpine Corp. 144A company guaranty sr. notes 4.50%, 2/15/28		380,000	368,448
Colorado Interstate Gas Co., LLC company guaranty sr. unsec. notes 6.85%, 6/15/37		615,000	706,183
NRG Energy, Inc. company guaranty sr. unsec. notes 7.25%, 5/15/26		206,000	221,450
NRG Energy, Inc. company guaranty sr. unsec. notes 6.625%, 1/15/27		62,000	66,185
NRG Energy, Inc. company guaranty sr. unsec. notes 5.75%, 1/15/28		320,000	344,000
NRG Energy, Inc. 144A company guaranty sr. bonds 4.45%, 6/15/29		325,000	333,983
NRG Energy, Inc. 144A company guaranty sr. notes 3.75%, 6/15/24		385,000	393,755
NRG Energy, Inc. 144A sr. unsec. bonds 5.25%, 6/15/29		260,000	278,200
Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. escrow company guaranty sr. notes 11.50%, 10/1/20(F)		205,000	308
Vistra Energy Corp. 144A company guaranty sr. unsec. notes 8.125%, 1/30/26		169,000	177,028
Vistra Operations Co., LLC 144A company guaranty sr. unsec. notes 5.00%, 7/31/27		165,000	168,284
Vistra Operations Co., LLC 144A sr. bonds 4.30%, 7/15/29		115,000	114,322
Vistra Operations Co., LLC 144A sr. notes 3.55%, 7/15/24		65,000	65,390
Vistra Operations Co., LLC 144A sr. unsec. notes 5.625%, 2/15/27		152,000	159,980
Vistra Operations Co., LLC 144A sr. unsec. notes 5.50%, 9/1/26		369,000	379,886

			5,820,882

Total corporate bonds and notes (cost $131,005,003)			$122,241,721

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (11.4%)(a)
		Principal amount	Value
Argentina (Republic of) sr. unsec. unsub. notes 7.50%, 4/22/26 (Argentina)		$385,000	$102,218
Argentina (Republic of) sr. unsec. unsub. notes 4.625%, 1/11/23 (Argentina)		650,000	184,438
Argentina (Republic of) 144A sr. unsec. notes 7.125%, 8/1/27 (Argentina)		2,375,000	878,774
Brazil (Federal Republic of) sr. unsec. unsub. bonds 4.625%, 1/13/28 (Brazil)		1,975,000	2,030,332
Brazil (Federal Republic of) sr. unsec. unsub. notes 4.25%, 1/7/25 (Brazil)		1,370,000	1,409,388
Buenos Aires (Province of) sr. unsec. unsub. bonds Ser. REGS, 7.875%, 6/15/27 (Argentina)		900,000	241,500
Buenos Aires (Province of) sr. unsec. unsub. notes Ser. REGS, 6.50%, 2/15/23 (Argentina)		700,000	189,840
Buenos Aires (Province of) unsec. FRN (Argentina Deposit Rates BADLAR + 3.83%), 29.671%, 5/31/22 (Argentina)	ARS	17,110,000	179,356
Buenos Aires (Province of) 144A sr. unsec. unsub. bonds 7.875%, 6/15/27 (Argentina)		$1,990,000	533,983
Buenos Aires (Province of) 144A sr. unsec. unsub. notes 10.875%, 1/26/21 (Argentina)		33,333	10,453
Buenos Aires (Province of) 144A sr. unsec. unsub. notes 9.125%, 3/16/24 (Argentina)		2,618,000	707,515
Chile (Republic of) sr. unsec. unsub. bonds 3.50%, 1/25/50 (Chile)		740,000	751,100
Cordoba (Province of) sr. unsec. unsub. notes Ser. REGS, 7.45%, 9/1/24 (Argentina)		2,664,000	1,023,737
Cordoba (Province of) 144A sr. unsec. unsub. notes 7.125%, 6/10/21 (Argentina)		1,011,000	454,960
Dominican (Republic of) sr. unsec. unsub. bonds Ser. REGS, 5.875%, 1/30/60 (Dominican Republic)		1,325,000	1,056,688
Dominican (Republic of) sr. unsec. unsub. notes 7.50%, 5/6/21 (Dominican Republic)		116,667	116,667
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 8.625%, 4/20/27 (Dominican Republic)		588,000	583,590
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.875%, 1/29/26 (Dominican Republic)		1,405,000	1,334,750
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.00%, 7/19/28 (Dominican Republic)		1,350,000	1,218,375
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.95%, 1/25/27 (Dominican Republic)		608,000	539,600
Dominican (Republic of) 144A sr. unsec. notes 4.50%, 1/30/30 (Dominican Republic)		230,000	190,325
Dominican (Republic of) 144A sr. unsec. unsub. bonds 5.50%, 1/27/25 (Dominican Republic)		1,650,000	1,509,750
Egypt (Arab Republic of) sr. unsec. bonds Ser. REGS, 7.053%, 1/15/32 (Egypt)		1,490,000	1,331,628
Egypt (Arab Republic of) sr. unsec. notes Ser. REGS, 7.60%, 3/1/29 (Egypt)		368,000	348,214
Egypt (Arab Republic of) sr. unsec. unsub. notes Ser. REGS, 5.875%, 6/11/25 (Egypt)		880,000	826,100
Egypt (Arab Republic of) 144A sr. unsec. bonds 7.053%, 1/15/32 (Egypt)		1,030,000	915,765
El Salvador (Republic of) sr. unsec. unsub. bonds Ser. REGS, 7.625%, 2/1/41 (El Salvador)		475,000	365,750
El Salvador (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.375%, 1/18/27 (El Salvador)		321,000	254,393
El Salvador (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.875%, 1/30/25 (El Salvador)		700,000	552,125
Indonesia (Republic of) sr. unsec. unsub. notes Ser. REGS, 4.75%, 1/8/26 (Indonesia)		2,370,000	2,562,610
Indonesia (Republic of) sr. unsec. unsub. notes Ser. REGS, 4.125%, 1/15/25 (Indonesia)		760,000	792,309
Indonesia (Republic of) 144A sr. unsec. notes 4.75%, 1/8/26 (Indonesia)		300,000	324,376
Indonesia (Republic of) 144A sr. unsec. unsub. bonds 6.625%, 2/17/37 (Indonesia)		1,555,000	1,982,687
Indonesia (Republic of) 144A sr. unsec. unsub. notes 4.35%, 1/8/27 (Indonesia)		1,265,000	1,342,491
Indonesia (Republic of) 144A sr. unsec. unsub. notes 3.375%, 4/15/23 (Indonesia)		1,355,000	1,377,032
Ivory Coast (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.125%, 6/15/33 (Ivory Coast)		4,755,000	4,089,300
Ivory Coast (Republic of) sr. unsec. unsub. bonds Ser. REGS, 5.75%, 12/31/32 (Ivory Coast)		1,761,300	1,534,533
Ivory Coast (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.375%, 3/3/28 (Ivory Coast)		630,000	563,850
Ivory Coast (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.375%, 7/23/24 (Ivory Coast)		300,000	270,000
Ivory Coast (Republic of) sr. unsec. unsub. notes Ser. REGS, 4.75%, 3/13/28 (Senegal)	EUR	140,000	132,097
Ivory Coast (Republic of) 144A sr. unsec. unsub. bonds 5.25%, 3/22/30 (Ivory Coast)	EUR	760,000	682,467
Jamaica (Government of) sr. unsec. unsub. bonds 8.00%, 3/15/39 (Jamaica)		$127,000	134,303
Kenya (Republic of) sr. unsec. bonds Ser. REGS, 8.00%, 5/22/32 (Kenya)		1,650,000	1,493,245
Oman (Sultanate of) sr. unsec. notes Ser. REGS, 6.00%, 8/1/29 (Oman)		817,000	628,085
Qatar (State of) 144A sr. unsec. notes 3.75%, 4/16/30 (Qatar)		550,000	600,468
Qatar (State of) 144A sr. unsec. notes 3.40%, 4/16/25 (Qatar)		480,000	510,638
Qatar (State of) 144A sr. unsec. unsub. bonds 4.40%, 4/16/50 (Qatar)		440,000	500,306
Senegal (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.75%, 3/13/48 (Senegal)		3,900,000	3,237,000
Senegal (Republic of) unsec. bonds Ser. REGS, 6.25%, 5/23/33 (Senegal)		3,605,000	3,149,869
South Africa (Republic of) sr. unsec. unsub. bonds 6.30%, 6/22/48 (South Africa)		700,000	580,122
South Africa (Republic of) sr. unsec. unsub. notes 5.875%, 9/16/25 (South Africa)		830,000	827,178
South Africa (Republic of) sr. unsec. unsub. notes 4.85%, 9/27/27 (South Africa)		805,000	724,496
United Mexican States sr. unsec. notes 4.00%, 10/2/23 (Mexico)		1,040,000	1,063,359
United Mexican States sr. unsec. unsub. bonds 3.25%, 4/16/30 (Mexico)		3,340,000	3,026,073
Venezuela (Bolivarian Republic of) sr. unsec. bonds 7.00%, 3/31/38 (Venezuela)		650,000	52,000
Venezuela (Republic of) sr. unsec. notes 9.00%, 5/7/23 (Venezuela) (In default)(NON)		1,652,000	144,550
Venezuela (Republic of) sr. unsec. notes 7.65%, 4/21/25 (Venezuela) (In default)(NON)		439,000	38,413
Venezuela (Republic of) sr. unsec. unsub. notes 8.25%, 10/13/24 (Venezuela) (In default)(NON)		2,674,000	233,975
Vietnam (Socialist Republic of) sr. unsec. notes Ser. REGS, 4.80%, 11/19/24 (Vietnam)		1,720,000	1,793,013

Total foreign government and agency bonds and notes (cost $69,174,085)			$54,232,159

PURCHASED SWAP OPTIONS OUTSTANDING (5.4%)(a)
Counterparty Fixed right % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/ strike		Notional/ Contract amount	Value
Barclays Bank PLC
(0.4525)/3 month USD-LIBOR-BBA/Jul-25 (United Kingdom)	Jul-20/0.4525%		$158,203,000	$438,222
Citibank, N.A.
1.629/3 month USD-LIBOR-BBA/Jan-26	Jan-21/1.629		16,442,700	963,049
1.996/3 month USD-LIBOR-BBA/Jan-26	Jan-21/1.996		16,442,700	880,342
1.316/3 month USD-LIBOR-BBA/Oct-21	Oct-20/1.316		84,856,600	878,266
(1.996)/3 month USD-LIBOR-BBA/Jan-26	Jan-21/1.996		16,442,700	24,335
(1.629)/3 month USD-LIBOR-BBA/Jan-26	Jan-21/1.629		16,442,700	1,480
(1.316)/3 month USD-LIBOR-BBA/Oct-21	Oct-20/1.316		84,856,600	85
Goldman Sachs International
2.988/3 month USD-LIBOR-BBA/Feb-39	Feb-29/2.988		7,048,900	1,437,623
(2.988)/3 month USD-LIBOR-BBA/Feb-39	Feb-29/2.988		7,048,900	111,584
(2.983)/3 month USD-LIBOR-BBA/May-52	May-22/2.983		12,300,800	52,155
JPMorgan Chase Bank N.A.
2.795/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.795		6,980,300	1,307,829
2.7575/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.7575		6,980,300	1,286,469
1.101/3 month USD-LIBOR-BBA/Mar-31	Mar-21/1.101		19,940,000	972,274
1.33/3 month USD-LIBOR-BBA/Oct-21	Oct-20/1.33		65,770,900	691,252
(1.042)/3 month USD-LIBOR-BBA/Sep-50	Sep-20/1.042		15,927,700	452,825
(2.7575)/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.7575		6,980,300	113,011
(2.795)/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.795		6,980,300	109,730
Morgan Stanley & Co. International PLC
3.00/3 month USD-LIBOR-BBA/Apr-72	Apr-47/3.00		6,990,700	3,503,251
3.00/3 month USD-LIBOR-BBA/Feb-73	Feb-48/3.00		6,990,700	3,485,423
2.75/3 month USD-LIBOR-BBA/May-73	May-48/2.75		6,990,700	3,109,743
2.7725/3 month USD-LIBOR-BBA/Feb-31	Feb-21/2.7725		13,275,300	2,712,808
1.613/3 month USD-LIBOR-BBA/Aug-34	Aug-24/1.613		8,725,000	810,727
(1.613)/3 month USD-LIBOR-BBA/Aug-34	Aug-24/1.613		8,725,000	216,729
(2.904)/3 month USD-LIBOR-BBA/May-51	May-21/2.904		5,271,800	5,272
(2.7725)/3 month USD-LIBOR-BBA/Feb-31	Feb-21/2.7725		13,275,300	1,460
Toronto-Dominion Bank
(1.04)/3 month USD-LIBOR-BBA/Mar-55 (Canada)	Mar-25/1.04		1,323,000	164,899
UBS AG
1.5025/3 month USD-LIBOR-BBA/Oct-21	Oct-20/1.5025		88,250,900	1,078,426
0.153/6 month EUR-EURIBOR-Reuters/Sep-29	Sep-24/0.153	EUR	13,220,400	382,617
(0.153)/6 month EUR-EURIBOR-Reuters/Sep-29	Sep-24/0.153	EUR	13,220,400	238,465
(1.5025)/3 month USD-LIBOR-BBA/Oct-21	Oct-20/1.5025		$88,250,900	88

Total purchased swap options outstanding (cost $12,294,091)				$25,430,439

PURCHASED OPTIONS OUTSTANDING (0.4%)(a)
Counterparty	Expiration date/ strike price	Notional amount		Contract amount	Value
Bank of America N.A.
USD/JPY (Put)	Jun-20/JPY 108.00	$8,426,100		$8,426,100	$123,400
USD/JPY (Put)	Jul-20/JPY 106.00	8,877,230		8,877,230	72,722
Citibank, N.A.
USD/CHF (Put)	Jun-20/CHF 0.91	9,252,650		9,252,650	2,202
USD/JPY (Put)	Jun-20/JPY 108.00	8,426,100		8,426,100	123,400
Goldman Sachs International
AUD/USD (Put)	Jul-20/$0.62	12,068,363	AUD	18,519,700	99,190
EUR/CHF (Put)	Jun-20/CHF 1.03	15,841,388	EUR	14,455,800	31,445
USD/CHF (Put)	Jun-20/CHF 0.94	9,252,650		$9,252,650	15,868
USD/JPY (Put)	Jun-20/JPY 108.00	8,426,100		8,426,100	123,401
JPMorgan Chase Bank N.A.
Uniform Mortgage-Backed Securities 30 yr 2.50% TBA commitments (Call)	Jun-20/$103.97	53,000,000		53,000,000	295,899
Uniform Mortgage-Backed Securities 30 yr 2.50% TBA commitments (Call)	Jun-20/104.19	42,000,000		42,000,000	188,202
Uniform Mortgage-Backed Securities 30 yr 2.50% TBA commitments (Put)	Jun-20/104.28	30,000,000		30,000,000	197,730
Uniform Mortgage-Backed Securities 30 yr 3.00% TBA commitments (Call)	Jun-20/105.41	183,000,000		183,000,000	424,194
Uniform Mortgage-Backed Securities 30 yr 3.50% TBA commitments (Call)	May-20/106.16	75,000,000		75,000,000	75

Total purchased options outstanding (cost $2,760,170)					$1,697,728

CONVERTIBLE BONDS AND NOTES (5.2%)(a)
	Principal amount	Value
Capital goods (0.2%)
Fortive Corp. cv. company guaranty sr. unsec. notes 0.875%, 2/15/22	$480,000	$461,029
II-VI, Inc. cv. sr. unsec. notes 0.25%, 9/1/22	254,000	250,761

		711,790
Communication services (0.3%)
8x8, Inc. cv. sr. unsec. notes 0.50%, 2/1/24	191,000	178,379
DISH Network Corp. cv. sr. unsec. notes 3.375%, 8/15/26	289,000	234,263
GCI Liberty, Inc. 144A cv. sr. unsec. bonds 1.75%, 9/30/46	295,000	406,563
Liberty Media Corp. cv. sr. unsec. bonds 1.375%, 10/15/23	84,000	87,781
Liberty Media Corp. 144A cv. sr. unsec. unsub. bonds 2.75%, 12/1/49	415,000	386,763
Vonage Holdings Corp. 144A cv. sr. unsec. notes 1.75%, 6/1/24	390,000	349,614

		1,643,363
Consumer cyclicals (0.7%)
Booking Holdings, Inc. 144A cv. sr. unsec. notes 0.75%, 5/1/25	347,000	391,520
Burlington Stores, Inc. 144A cv. sr. unsec. notes 2.25%, 4/15/25	307,000	325,326
Callaway Golf Co. 144A cv. sr. unsec. notes 2.75%, 5/1/26	142,000	146,905
FTI Consulting, Inc. cv. sr. unsec. notes 2.00%, 8/15/23	216,000	301,185
Horizon Global Corp. cv. sr. unsec. unsub. notes 2.75%, 7/1/22	47,000	36,895
Liberty Media Corp. cv. sr. unsec. notes 1.00%, 1/30/23	201,000	212,323
Live Nation Entertainment, Inc. cv. sr. unsec. notes 2.50%, 3/15/23	494,000	471,820
Marriott Vacations Worldwide Corp. cv. sr. unsec. notes 1.50%, 9/15/22	291,000	266,447
Priceline Group, Inc. (The) cv. sr. unsec. bonds 0.90%, 9/15/21	410,000	414,534
RH 144A cv. sr. unsec. notes zero %, 9/15/24	306,000	278,652
Square, Inc. 144A cv. sr. unsec. notes 0.125%, 3/1/25	411,000	378,891
Winnebago Industries, Inc. 144A cv. sr. unsec. notes 1.50%, 4/1/25	183,000	172,587

		3,397,085
Consumer staples (0.4%)
Chegg, Inc. cv. sr. unsec. notes 0.125%, 3/15/25	219,000	229,763
Etsy, Inc. 144A cv. sr. unsec. notes 0.125%, 10/1/26	475,000	481,283
IAC Financeco 2, Inc. 144A cv. company guaranty sr. unsec. notes 0.875%, 6/15/26	534,000	545,681
Wayfair, Inc. cv. sr. unsec. notes 1.125%, 11/1/24	231,000	283,986
Zillow Group, Inc. 144A cv. sr. unsec. sub. notes 1.375%, 9/1/26	352,000	411,895

		1,952,608
Energy (—%)
CHC Group, LLC/CHC Finance, Ltd. cv. notes Ser. AI, zero %, 10/1/20, (acquired 2/2/17, cost $58,386)(RES)	84,334	12,650
Oasis Petroleum, Inc. cv. sr. unsec. notes 2.625%, 9/15/23	79,000	9,478
Transocean, Inc. cv. company guaranty sr. unsec. sub. notes 0.50%, 1/30/23	215,000	43,000

		65,128
Financials (0.2%)
Blackstone Mortgage Trust, Inc. cv. sr. unsec. notes 4.75%, 3/15/23(R)	238,000	207,060
Encore Capital Group, Inc. cv. company guaranty sr. unsec. unsub. notes 3.25%, 3/15/22	183,000	164,726
IH Merger Sub, LLC cv. company guaranty sr. unsec. notes 3.50%, 1/15/22(R)	212,000	244,595
JPMorgan Chase Financial Co., LLC cv. company guaranty sr. unsec. notes 0.25%, 5/1/23	298,000	288,281
Redfin Corp. cv. sr. unsec. notes 1.75%, 7/15/23	152,000	154,395

		1,059,057
Health care (0.7%)
BioMarin Pharmaceutical, Inc. cv. sr. unsec. sub. notes 0.599%, 8/1/24	318,000	341,014
CONMED Corp. cv. sr. unsec. notes 2.625%, 2/1/24	206,000	217,716
DexCom, Inc. cv. sr. unsec. unsub. notes 0.75%, 12/1/23	144,000	300,510
Exact Sciences Corp. cv. sr. unsec. notes 0.375%, 3/15/27	694,000	677,753
Illumina, Inc. cv. sr. unsec. notes zero %, 8/15/23	244,000	249,329
Insulet Corp. 144A cv. sr. unsec. notes 0.375%, 9/1/26	313,000	351,147
Integra LifeSciences Holdings Corp. 144A cv. sr. unsec. notes 0.50%, 8/15/25	135,000	126,803
Ironwood Pharmaceuticals, Inc. 144A cv. sr. unsec. notes 1.50%, 6/15/26	171,000	172,708
Ironwood Pharmaceuticals, Inc. 144A cv. sr. unsec. notes 0.75%, 6/15/24	170,000	172,346
Jazz Investments I, Ltd. cv. company guaranty sr. unsec. sub. notes 1.50%, 8/15/24, (Ireland)	336,000	308,151
Neurocrine Biosciences, Inc. cv. sr. unsec. notes 2.25%, 5/15/24	114,000	159,730
Pacira Pharmaceuticals, Inc./Delaware cv. sr. unsec. sub. notes 2.375%, 4/1/22	233,000	236,084

		3,313,291
Technology (2.4%)
Akamai Technologies, Inc. cv. sr. unsec. notes 0.125%, 5/1/25	431,000	511,475
Akamai Technologies, Inc. 144A cv. sr. unsec. notes 0.375%, 9/1/27	693,000	723,528
Blackline, Inc. 144A cv. sr. unsec. notes 0.125%, 8/1/24	299,000	317,088
Cree, Inc. 144A cv. sr. unsec. unsub. notes 1.75%, 5/1/26	330,000	375,996
CyberArk Software, Ltd. 144A cv. sr. unsec. notes zero %, 11/15/24, (Israel)	199,000	184,768
DocuSign, Inc. cv. sr. unsec. notes 0.50%, 9/15/23	259,000	403,548
Envestnet, Inc. cv. sr. unsec. notes 1.75%, 6/1/23	312,000	346,710
Guidewire Software, Inc. cv. sr. unsec. sub. notes 1.25%, 3/15/25	236,000	246,768
Inphi Corp. 144A cv. sr. unsec. notes 0.75%, 4/15/25	250,000	263,095
j2 Global, Inc. 144A cv. sr. unsec. notes 1.75%, 11/1/26	204,000	190,857
LivePerson, Inc. 144A cv. sr. unsec. notes 0.75%, 3/1/24	152,000	139,624
Lumentum Holdings, Inc. 144A cv. sr. unsec. notes 0.50%, 12/15/26	489,000	517,538
Microchip Technology, Inc. cv. sr. unsec. sub. notes 1.625%, 2/15/27	180,000	224,942
New Relic, Inc. cv. sr. unsec. notes 0.50%, 5/1/23	207,000	186,942
Nuance Communications, Inc. cv. sr. unsec. notes 1.25%, 4/1/25	502,000	604,910
ON Semiconductor Corp. cv. company guaranty sr. unsec. unsub. notes 1.625%, 10/15/23	302,000	329,106
Palo Alto Networks, Inc. cv. sr. unsec. notes 0.75%, 7/1/23	736,000	754,032
Pegasystems, Inc. 144A cv. sr. unsec. notes 0.75%, 3/1/25	159,000	152,924
Pluralsight, Inc. cv. sr. unsec. notes 0.375%, 3/1/24	163,000	134,720
Proofpoint, Inc. 144A cv. sr. unsec. unsub. notes 0.25%, 8/15/24	308,000	319,695
Q2 Holdings, Inc. 144A cv. sr. unsec. unsub. notes 0.75%, 6/1/26	185,000	198,383
RingCentral, Inc. 144A cv. sr. unsec. notes zero %, 3/1/25	369,000	355,892
SailPoint Technologies Holding, Inc. 144A cv. sr. unsec. notes 0.125%, 9/15/24	190,000	177,980
Silicon Laboratories, Inc. cv. sr. unsec. notes 1.375%, 3/1/22	138,000	165,658
Snap, Inc. 144A cv. sr. unsec. notes 0.75%, 8/1/26	476,000	493,012
Splunk, Inc. cv. sr. unsec. notes 1.125%, 9/15/25	792,000	926,808
Twilio, Inc. cv. sr. unsec. notes 0.25%, 6/1/23, (acquired 12/20/19 and 4/6/20, cost $166,396)(RES)	111,000	184,154
Twitter, Inc. cv. sr. unsec. unsub. bonds 1.00%, 9/15/21	446,000	432,620
Verint Systems, Inc. cv. sr. unsec. notes 1.50%, 6/1/21	195,000	188,767
Viavi Solutions, Inc. cv. sr. unsec. unsub. notes 1.00%, 3/1/24	106,000	118,919
Wix.com, Ltd. cv. sr. unsec. notes zero %, 7/1/23, (Israel)	188,000	216,557
Workday, Inc. cv. sr. unsec. notes 0.25%, 10/1/22	196,000	239,764
Zendesk, Inc. cv. sr. unsec. notes 0.25%, 3/15/23	156,000	210,808
Zynga, Inc. 144A cv. sr. unsec. notes 0.25%, 6/1/24	284,000	316,128

		11,153,716
Transportation (0.2%)
Air Transport Services Group, Inc. cv. sr. unsec. notes 1.125%, 10/15/24	173,000	154,300
Southwest Airlines Co. cv. sr. unsec. notes 1.25%, 5/1/25	610,000	673,234

		827,534
Utilities and power (0.1%)
NRG Energy, Inc. cv. company guaranty sr. unsec. bonds 2.75%, 6/1/48	362,000	365,708

		365,708

Total convertible bonds and notes (cost $24,961,520)		$24,489,280

ASSET-BACKED SECURITIES (3.2%)(a)
	Principal amount	Value
CarMax Auto Owner Trust Ser. 20-2, Class D, 6.87%, 5/17/27	$2,002,000	$2,001,940
Mello Warehouse Securitization Trust 144A
FRB Ser. 18-W1, Class A, (1 Month US LIBOR + 0.85%), 1.337%, 11/25/51	303,333	302,954
FRB Ser. 19-1, Class A, (1 Month US LIBOR + 0.80%), 1.287%, 6/25/52	366,000	365,085
MRA Issuance Trust 144A FRB Ser. 20-2, Class A, (1 Month US LIBOR + 1.15%), 2.135%, 10/22/20	2,397,000	2,432,715
Nationstar HECM Loan Trust 144A Ser. 19-2A, Class M4, 5.682%, 11/26/29(WAC)	1,195,000	1,191,996
RMF Buyout Issuance Trust 144A Ser. 19-1, Class M5, 6.00%, 7/25/29(WAC)	544,000	563,461
Station Place Securitization Trust 144A
FRB Ser. 19-7, Class A, (1 Month US LIBOR + 0.70%), 1.629%, 9/24/20	2,722,000	2,722,000
FRB Ser. 19-3, Class A, (1 Month US LIBOR + 0.70%), 1.629%, 6/24/20	2,770,000	2,770,000
FRB Ser. 19-11, Class A, (1 Month US LIBOR + 0.75%), 1.32%, 10/24/20	1,177,000	1,177,000
FRB Ser. 20-2, Class A, (1 Month US LIBOR + 0.83%), 1.317%, 3/26/21	1,267,000	1,267,000
FRB Ser. 19-WL1, Class A, (1 Month US LIBOR + 0.65%), 1.137%, 8/25/52	513,333	513,333

Total asset-backed securities (cost $15,244,368)		$15,307,484

SENIOR LOANS (3.0%)(a)(c)
	Principal amount	Value
Basic materials (0.3%)
Alpha 3 BV bank term loan FRN Ser. B1, (BBA LIBOR USD 3 Month + 3.00%), 4.45%, 1/31/24	$281,761	$262,478
Diamond BC BV bank term loan FRN (BBA LIBOR USD 3 Month + 3.00%), 3.759%, 9/6/24	71,216	61,305
Messer Industries USA, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.50%), 3.95%, 3/1/26	236,771	223,527
Pisces Midco, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.75%), 4.579%, 4/12/25	109,167	92,974
PQ Corp. bank term loan FRN Ser. B, (1 Month US LIBOR + 2.25%), 3.627%, 2/7/27	76,158	72,350
Solenis International, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 8.50%), 10.831%, 6/26/26	127,000	97,869
Solenis International, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 4.00%), 5.613%, 6/26/25	318,809	272,980
Starfruit US Holdco, LLC bank term loan FRN Ser. B, (1 Month US LIBOR + 3.00%), 4.629%, 10/1/25	411,006	371,960

		1,455,443
Capital goods (0.8%)
Berry Global, Inc. bank term loan FRN Ser. Y, (BBA LIBOR USD 3 Month + 2.00%), 3.899%, 7/1/26	431,738	411,110
BWAY Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 4.561%, 4/3/24	789,015	675,265
Gates Global, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 3.75%, 3/31/24	170,107	156,498
GFL Environmental, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 4.00%, 5/31/25	685,617	670,680
Reynolds Group Holdings, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.00%), 4.463%, 2/5/23	313,648	298,526
Staples, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 5.00%), 5.687%, 4/12/26	387,075	307,725
Titan Acquisition, Ltd. (United Kingdom) bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 4.45%, 3/28/25	495,989	434,921
Vertiv Group Corp. bank term loan FRN Ser. B, (1 Month US LIBOR + 3.00%), 4.655%, 3/2/27	920,000	856,463

		3,811,188
Communication services (0.3%)
Altice US Finance I Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.25%), 3.064%, 1/15/26	401,947	381,473
Asurion, LLC bank term loan FRN Ser. B7, (BBA LIBOR USD 3 Month + 3.00%), 3.404%, 11/3/24	341,761	325,955
Front Range BidCo, Inc. bank term loan FRN (1 Month US LIBOR + 3.00%), 4.668%, 3/9/27	140,000	131,163
Intelsat Jackson Holdings SA bank term loan FRN Ser. B3, (BBA LIBOR USD 3 Month + 2.75%), 6.00%, 11/27/23	615,000	600,906
T-Mobile USA, Inc. bank term loan FRN Ser. B, (1 Month US LIBOR + 3.00%), 3.404%, 4/1/27	110,000	109,268

		1,548,765
Consumer cyclicals (1.0%)
Clear Channel Outdoor Holdings, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 4.26%, 8/21/26	189,050	161,323
CPG International, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.75%), 5.933%, 5/5/24	377,975	340,177
Diamond Sports Group, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 3.82%, 8/24/26	213,925	173,413
Garda World Security Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.75%), 6.69%, 10/30/26	182,072	173,879
Golden Nugget, Inc. bank term loan FRN Ser. B, (1 Month US LIBOR + 2.50%), 4.081%, 10/4/23	192,729	155,147
Gray Television, Inc. bank term loan FRN Ser. C, (BBA LIBOR USD 3 Month + 2.50%), 3.493%, 11/2/25	179,322	167,965
iHeartCommunications, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 4.66%, 4/29/26	109,725	97,792
Jo-Ann Stores, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 9.25%), 10.25%, 5/21/24	434,761	65,214
Jo-Ann Stores, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 5.00%), 6.00%, 10/16/23	167,574	47,926
Navistar, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 4.22%, 11/6/24	772,928	696,923
Nexstar Broadcasting, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 3.12%, 9/19/26	307,400	287,419
PetSmart, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.00%), 5.00%, 3/11/22	207,661	201,172
Refinitiv US Holdings, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 3.654%, 10/1/25	711,988	695,078
Robertshaw Holdings Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 8.00%), 9.00%, 2/28/26	220,000	114,400
Robertshaw Holdings Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 3.25%), 4.25%, 2/28/25	360,718	254,081
Scientific Games International, Inc. bank term loan FRN Ser. B5, (BBA LIBOR USD 3 Month + 2.75%), 3.522%, 8/14/24	138,937	114,553
Talbots, Inc. (The) bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 7.00%), 8.45%, 11/28/22	227,031	157,786
Terrier Media Buyer, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.25%), 5.99%, 12/17/26	216,458	200,404
Werner Finco LP bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.00%), 4.438%, 7/24/24	240,291	204,247

		4,308,899
Consumer staples (0.4%)
Ascend Learning, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 4.00%, 7/12/24	607,394	564,687
Brand Industrial Services, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.25%), 5.455%, 6/21/24	879,596	738,861
CEC Entertainment, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 6.50%), 7.572%, 8/30/26	412,438	203,469
IRB Holding Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 4.41%, 2/5/25	222,727	193,216

		1,700,233
Energy (—%)
California Resources Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 4.75%), 6.363%, 12/31/22	94,000	21,033
Lower Cadence Holdings, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.00%), 4.404%, 5/22/26	165,513	114,480

		135,513
Financials (—%)
HUB International, Ltd. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.00%), 5.927%, 4/25/25	99,750	95,594

		95,594
Health care (0.1%)
Elanco Animal Health, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 1.75%), 3.404%, 2/4/27	145,000	139,442
Ortho-Clinical Diagnostics, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 4.266%, 6/1/25	488,635	433,053

		572,495
Technology (0.1%)
Kronos, Inc./MA bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 4.763%, 11/1/23	114,671	110,371
Plantronics, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.50%), 2.991%, 7/2/25	371,893	300,768
Rackspace Hosting, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.00%), 4.763%, 11/3/23	138,581	129,573

		540,712
Transportation (—%)
Genesee & Wyoming, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 2.00%), 3.774%, 11/5/26	150,000	145,500

		145,500

Total senior loans (cost $16,619,533)		$14,314,342

PREFERRED STOCKS (0.1%)(a)
	Shares	Value
GMAC Capital Trust I Ser. 2, $1.91 cum. ARP	16,265	$366,776

Total preferred stocks (cost $412,195)		$366,776

COMMON STOCKS (—%)(a)
	Shares	Value
Advanz Pharma Corp., Ltd. (Canada)(NON)	1,070	$3,552
CHC Group, LLC (acquired 3/23/17, cost $23,780)(NON)(RES)	1,640	2,460
Clear Channel Outdoor Holdings, Inc.(NON)	35,498	34,248
iHeartMedia, Inc. Class A(NON)	15,096	105,974
MWO Holdings, LLC (Units)(F)	169	—
Tervita Corp. (Canada)(NON)	449	1,029
Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. (Rights)	21,073	17,912
Tribune Media Co. Class 1C	92,963	51,130

Total common stocks (cost $1,028,231)		$216,305

SHORT-TERM INVESTMENTS (12.6%)(a)
		Principal amount/ shares	Value
Putnam Short Term Investment Fund 0.64%(AFF)	Shares	17,026,736	$17,026,736
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.22%(P)	Shares	5,683,000	5,683,000
U.S. Treasury Bills 1.581%, 6/18/20(SEGCCS)		$1,131,000	1,130,876
U.S. Treasury Bills 1.573%, 5/21/20(SEG)(SEGSF)(SEGCCS)		3,115,000	3,114,853
U.S. Treasury Bills 1.560%, 6/4/20(SEGCCS)		738,000	737,936
U.S. Treasury Bills 1.206%, 6/11/20(SEGSF)(SEGCCS)		5,183,000	5,182,432
U.S. Treasury Bills 0.502%, 5/5/20(SEG)(SEGSF)(SEGCCS)		6,423,000	6,422,964
U.S. Treasury Bills 0.310%, 7/23/20(SEG)(SEGSF)(SEGCCS)		3,140,000	3,139,385
U.S. Treasury Bills 0.181%, 7/9/20(SEG)(SEGSF)		2,122,000	2,121,634
U.S. Treasury Bills 0.164%, 6/25/20(SEGSF)(SEGCCS)		1,014,000	1,013,894
U.S. Treasury Bills 0.112%, 7/16/20(SEGSF)		674,000	673,863
U.S. Treasury Bills 0.066%, 9/24/20(SEG)(SEGSF)(SEGCCS)		1,146,000	1,145,466
U.S. Treasury Bills 0.035%, 9/3/20(SEGSF)(SEGCCS)		1,277,000	1,276,490
U.S. Treasury Bills 0.011%, 8/6/20(SEGSF)(SEGCCS)		2,841,000	2,840,177
U.S. Treasury Bills 0.005%, 9/10/20(SEG)(SEGSF)(SEGCCS)		2,580,000	2,578,983
U.S. Treasury Bills zero%, 8/20/20(SEGSF)(SEGCCS)		3,020,000	3,018,987
U.S. Treasury Bills zero%, 8/13/20(SEGSF)(SEGCCS)		2,502,000	2,501,241
U.S. Treasury Cash Management Bills 0.091%, 7/21/20(SEGSF)(SEGCCS)		339,000	338,787

Total short-term investments (cost $59,937,399)			$59,947,704
TOTAL INVESTMENTS

Total investments (cost $851,885,012)			$802,011,264

	FORWARD CURRENCY CONTRACTS at 4/30/20 (aggregate face value $192,989,671) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Australian Dollar	Buy	7/15/20	$762,758	$746,065	$16,693
		Canadian Dollar	Sell	7/15/20	2,573,179	2,542,043	(31,136)
		Chinese Yuan (Offshore)	Buy	5/20/20	2,305,128	2,324,608	(19,480)
		Chinese Yuan (Offshore)	Sell	5/20/20	2,305,128	2,333,835	28,707
		Czech Koruna	Buy	6/17/20	652,420	682,888	(30,468)
		Euro	Buy	6/17/20	510,773	498,915	11,858
		Hong Kong Dollar	Sell	5/20/20	2,364,903	2,359,054	(5,849)
		Japanese Yen	Sell	5/20/20	822,264	804,492	(17,772)
		New Taiwan Dollar	Buy	5/20/20	2,362,491	2,364,331	(1,840)
		New Taiwan Dollar	Sell	5/20/20	2,362,491	2,328,512	(33,979)
		New Zealand Dollar	Buy	7/15/20	1,114,050	1,089,186	24,864
		Norwegian Krone	Sell	6/17/20	946,181	888,754	(57,427)
		Swedish Krona	Buy	6/17/20	969,648	806,643	163,005
	Barclays Bank PLC
		British Pound	Sell	6/17/20	242,497	310,888	68,391
		Euro	Sell	6/17/20	5,466,819	5,461,650	(5,169)
		Hong Kong Dollar	Buy	5/20/20	752,539	751,225	1,314
		Japanese Yen	Buy	5/20/20	3,059,167	3,302,479	(243,312)
		New Zealand Dollar	Buy	7/15/20	1,728,926	1,690,549	38,377
		Norwegian Krone	Buy	6/17/20	3,895,303	3,922,958	(27,655)
		Swedish Krona	Sell	6/17/20	425,010	435,096	10,086
		Swiss Franc	Sell	6/17/20	294,370	304,264	9,894
	Citibank, N.A.
		Canadian Dollar	Sell	7/15/20	542,716	538,944	(3,772)
		Euro	Buy	6/17/20	1,018,804	1,067,760	(48,956)
		Japanese Yen	Buy	5/20/20	659,179	637,771	21,408
		New Zealand Dollar	Sell	7/15/20	1,656,941	1,619,624	(37,317)
		Norwegian Krone	Sell	6/17/20	656,422	570,828	(85,594)
		Swedish Krona	Buy	6/17/20	2,785,623	2,666,670	118,953
		Swiss Franc	Sell	6/17/20	1,584,289	1,579,509	(4,780)
	Credit Suisse International
		Australian Dollar	Buy	7/15/20	1,026,136	965,186	60,950
		Australian Dollar	Sell	7/15/20	1,044,516	960,780	(83,736)
		British Pound	Sell	6/17/20	498,726	536,080	37,354
		Canadian Dollar	Sell	7/15/20	975,711	962,519	(13,192)
		Euro	Sell	6/17/20	1,426,480	1,387,569	(38,911)
		New Zealand Dollar	Buy	7/15/20	987,003	965,269	21,734
		Norwegian Krone	Sell	6/17/20	2,240,506	1,990,007	(250,499)
		Swedish Krona	Buy	6/17/20	946,822	897,631	49,191
	Goldman Sachs International
		Australian Dollar	Buy	7/15/20	70,455	64,870	5,585
		British Pound	Buy	6/17/20	1,513,562	1,453,247	60,315
		Canadian Dollar	Buy	7/15/20	3,295,172	3,274,824	20,348
		Chinese Yuan (Offshore)	Buy	5/20/20	2,305,114	2,325,388	(20,274)
		Chinese Yuan (Offshore)	Sell	5/20/20	2,305,114	2,333,656	28,542
		Euro	Sell	6/17/20	1,623,572	1,618,528	(5,044)
		Japanese Yen	Sell	5/20/20	1,284,480	1,249,168	(35,312)
		New Taiwan Dollar	Buy	5/20/20	2,362,491	2,362,425	66
		New Taiwan Dollar	Sell	5/20/20	2,362,491	2,325,852	(36,639)
		New Zealand Dollar	Sell	7/15/20	1,537,252	1,500,961	(36,291)
		Norwegian Krone	Buy	6/17/20	1,315,608	1,858,042	(542,434)
		Russian Ruble	Buy	6/17/20	2,047,906	2,377,673	(329,767)
		Russian Ruble	Sell	6/17/20	2,047,906	2,309,372	261,466
		Swedish Krona	Buy	6/17/20	3,012,269	2,816,947	195,322
		Swiss Franc	Buy	6/17/20	2,269,494	2,332,031	(62,537)
	HSBC Bank USA, National Association
		Australian Dollar	Buy	7/15/20	546,503	478,868	67,635
		British Pound	Buy	6/17/20	249,048	245,708	3,340
		Canadian Dollar	Buy	7/15/20	1,077,529	1,081,951	(4,422)
		Euro	Buy	6/17/20	977,237	1,072,653	(95,416)
		Hong Kong Dollar	Sell	5/20/20	2,327,671	2,319,228	(8,443)
		Japanese Yen	Buy	5/20/20	944,581	968,573	(23,992)
		New Zealand Dollar	Buy	7/15/20	672,881	668,459	4,422
		Norwegian Krone	Sell	6/17/20	859,222	666,372	(192,850)
		Swedish Krona	Sell	6/17/20	3,700,041	3,814,174	114,133
		Swiss Franc	Sell	6/17/20	183,281	184,835	1,554
	JPMorgan Chase Bank N.A.
		Australian Dollar	Sell	7/15/20	687,480	675,072	(12,408)
		British Pound	Buy	6/17/20	1,715,496	1,574,106	141,390
		Canadian Dollar	Sell	7/15/20	1,607,384	1,591,157	(16,227)
		Euro	Buy	6/17/20	12,601,192	12,976,781	(375,589)
		Japanese Yen	Sell	5/20/20	279,094	261,120	(17,974)
		New Zealand Dollar	Buy	7/15/20	17,046	16,671	375
		Norwegian Krone	Sell	6/17/20	740,805	95,330	(645,475)
		Singapore Dollar	Buy	5/20/20	4,538,891	4,610,684	(71,793)
		Singapore Dollar	Sell	5/20/20	4,538,891	4,691,736	152,845
		Swedish Krona	Buy	6/17/20	232,522	98,279	134,243
		Swiss Franc	Buy	6/17/20	41,386	104,329	(62,943)
	NatWest Markets PLC
		British Pound	Sell	6/17/20	699,526	743,647	44,121
		Canadian Dollar	Buy	7/15/20	828,625	823,685	4,940
		Euro	Sell	6/17/20	2,094,751	2,078,598	(16,153)
		New Zealand Dollar	Buy	7/15/20	805,140	792,741	12,399
		Norwegian Krone	Sell	6/17/20	358,658	77,120	(281,538)
		Swedish Krona	Sell	6/17/20	441,775	554,701	112,926
	State Street Bank and Trust Co.
		Australian Dollar	Sell	7/15/20	1,352,278	1,281,699	(70,579)
		British Pound	Sell	6/17/20	2,960,610	3,031,888	71,278
		Canadian Dollar	Sell	7/15/20	6,502,467	6,437,981	(64,486)
		Euro	Sell	6/17/20	10,634,546	10,586,733	(47,813)
		Hong Kong Dollar	Sell	5/20/20	4,729,820	4,717,531	(12,289)
		Japanese Yen	Sell	5/20/20	6,263,204	6,184,120	(79,084)
		New Zealand Dollar	Buy	7/15/20	2,937,463	2,875,526	61,937
		Norwegian Krone	Buy	6/17/20	3,047,768	3,380,359	(332,591)
		Swedish Krona	Buy	6/17/20	962,983	491,162	471,821
		Swiss Franc	Sell	6/17/20	303,809	300,689	(3,120)
	Toronto-Dominion Bank
		Australian Dollar	Buy	7/15/20	1,025,223	961,397	63,826
		British Pound	Buy	6/17/20	781,031	729,371	51,660
		Canadian Dollar	Sell	7/15/20	1,510,093	1,497,520	(12,573)
		Euro	Sell	6/17/20	1,070,244	1,046,610	(23,634)
		Hong Kong Dollar	Sell	5/20/20	1,182,445	1,179,170	(3,275)
		New Zealand Dollar	Buy	7/15/20	487,646	476,878	10,768
		Norwegian Krone	Sell	6/17/20	509,312	470,611	(38,701)
		Swedish Krona	Buy	6/17/20	778,667	658,311	120,356
	UBS AG
		Australian Dollar	Sell	7/15/20	2,055,857	1,946,590	(109,267)
		British Pound	Sell	6/17/20	2,442,107	2,416,959	(25,148)
		Canadian Dollar	Buy	7/15/20	284,184	290,057	(5,873)
		Euro	Sell	6/17/20	4,214,838	4,180,145	(34,693)
		Hong Kong Dollar	Sell	5/20/20	1,594,644	1,589,705	(4,939)
		Japanese Yen	Buy	5/20/20	2,164,215	2,161,905	2,310
		New Zealand Dollar	Buy	7/15/20	3,130,609	3,073,968	56,641
		Swedish Krona	Sell	6/17/20	935,921	981,874	45,953
	WestPac Banking Corp.
		Australian Dollar	Buy	7/15/20	1,505,247	1,412,940	92,307
		British Pound	Sell	6/17/20	5,795	9,622	3,827
		Canadian Dollar	Buy	7/15/20	67,256	75,184	(7,928)
		Euro	Sell	6/17/20	542,690	525,951	(16,739)
		Japanese Yen	Sell	5/20/20	655,332	634,009	(21,323)
		New Zealand Dollar	Buy	7/15/20	637,440	619,062	18,378

	Unrealized appreciation						3,119,808

	Unrealized (depreciation)						(4,848,420)

	Total						$(1,728,612)
*	The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 4/30/20 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
U.S. Treasury Bond Ultra 30 yr (Short)	14	$3,146,938	$3,146,938	Jun-20	$17,031
U.S. Treasury Note 2 yr (Short)	1,955	430,940,040	430,940,040	Jun-20	(83,955)
U.S. Treasury Note 5 yr (Short)	174	21,834,281	21,834,281	Jun-20	(685,681)

Unrealized appreciation					17,031

Unrealized (depreciation)					(769,636)

Total					$(752,605)

WRITTEN SWAP OPTIONS OUTSTANDING at 4/30/20 (premiums $15,784,459) (Unaudited)
Counterparty Fixed Obligation % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/strike		Notional/ Contract amount	Value
Barclays Bank PLC
(0.4525)/3 month USD-LIBOR-BBA/Jul-25	Jul-20/0.4525%		$158,203,000	$786,269
Citibank, N.A.
1.805/3 month USD-LIBOR-BBA/Jan-31	Jan-21/1.805		16,442,700	15,456
1.865/3 month USD-LIBOR-BBA/Oct-39	Oct-29/1.865		8,485,700	318,468
(1.865)/3 month USD-LIBOR-BBA/Oct-39	Oct-29/1.865		8,485,700	1,025,497
(1.805)/3 month USD-LIBOR-BBA/Jan-31	Jan-21/1.805		16,442,700	1,824,811
Goldman Sachs International
2.823/3 month USD-LIBOR-BBA/May-27	May-22/2.823		49,203,000	17,713
1.722/3 month GBP-LIBOR-BBA/Feb-39	Feb-29/1.722	GBP	4,577,200	153,349
(1.722)/3 month GBP-LIBOR-BBA/Feb-39	Feb-29/1.722	GBP	4,577,200	824,277
JPMorgan Chase Bank N.A.
1.333/3 month USD-LIBOR-BBA/Jan-24	Jan-23/1.333		$9,536,800	4,864
(1.333)/3 month USD-LIBOR-BBA/Jan-24	Jan-23/1.333		9,536,800	91,839
1.667/6 month EUR-EURIBOR-Reuters/Feb-36	Feb-26/1.667	EUR	10,069,900	143,125
1.07/3 month USD-LIBOR-BBA/Mar-32	Mar-27/1.07		$5,786,700	163,185
0.968/3 month USD-LIBOR-BBA/Mar-35	Mar-25/0.968		3,624,700	184,388
(1.07)/3 month USD-LIBOR-BBA/Mar-32	Mar-27/1.07		5,786,700	193,797
(0.968)/3 month USD-LIBOR-BBA/Mar-35	Mar-25/0.968		3,624,700	199,214
(0.442)/3 month USD-LIBOR-BBA/Sep-50	Sep-20/0.442		15,927,700	257,232
(0.83)/3 month USD-LIBOR-BBA/Oct-21	Oct-20/0.83		65,770,900	363,055
(0.7785)/3 month USD-LIBOR-BBA/Mar-31	Mar-21/0.7785		39,880,100	1,080,352
(1.667)/6 month EUR-EURIBOR-Reuters/Feb-36	Feb-26/1.667	EUR	10,069,900	1,850,697
Morgan Stanley & Co. International PLC
2.664/3 month USD-LIBOR-BBA/May-26	May-21/2.664		$21,087,000	422
3.01/3 month USD-LIBOR-BBA/Feb-36	Feb-26/3.01		3,620,600	33,273
2.97/3 month USD-LIBOR-BBA/Feb-36	Feb-26/2.97		3,620,600	34,178
1.512/3 month USD-LIBOR-BBA/Aug-32	Aug-22/1.512		8,725,000	120,056
(1.512)/3 month USD-LIBOR-BBA/Aug-32	Aug-22/1.512		8,725,000	725,571
(2.97)/3 month USD-LIBOR-BBA/Feb-36	Feb-26/2.97		3,620,600	731,542
(3.01)/3 month USD-LIBOR-BBA/Feb-36	Feb-26/3.01		3,620,600	743,925
(2.75)/3 month USD-LIBOR-BBA/May-49	May-25/2.75		6,990,700	2,929,942
(3.00)/3 month USD-LIBOR-BBA/Jan-49	Jan-24/3.00		6,990,700	3,428,449
(3.00)/3 month USD-LIBOR-BBA/Apr-48	Apr-23/3.00		6,990,700	3,450,680
Toronto-Dominion Bank
(1.17)/3 month USD-LIBOR-BBA/Mar-55	Mar-25/1.17		529,000	98,997
1.17/3 month USD-LIBOR-BBA/Mar-55	Mar-25/1.17		1,058,000	116,274
1.05/3 month USD-LIBOR-BBA/Mar-27	Mar-25/1.05		17,451,000	131,581
UBS AG
1.9875/3 month USD-LIBOR-BBA/Oct-36	Oct-26/1.9875		9,843,400	253,664
0.385/6 month EUR-EURIBOR-Reuters/Sep-34	Sep-24/0.385	EUR	6,610,200	254,547
(0.385)/6 month EUR-EURIBOR-Reuters/Sep-34	Sep-24/0.385	EUR	6,610,200	451,578
(1.9875)/3 month USD-LIBOR-BBA/Oct-36	Oct-26/1.9875		$9,843,400	1,214,774

Total				$24,217,041

WRITTEN OPTIONS OUTSTANDING at 4/30/20 (premiums $2,100,344) (Unaudited)
Counterparty	Expiration date/ strike price	Notional amount		Contract amount	Value
Bank of America N.A.
USD/JPY (Put)	Jul-20/JPY 102.00	$8,877,230		$8,877,230	$23,409
USD/JPY (Put)	Jun-20/JPY 105.00	8,426,100		8,426,100	47,102
Citibank, N.A.
USD/JPY (Put)	Jun-20/JPY 105.00	8,426,100		8,426,100	47,102
Goldman Sachs International
AUD/USD (Put)	Jul-20/$0.59	3,017,091	AUD	4,629,925	10,481
EUR/CHF (Put)	Jun-20/CHF 1.00	15,841,388	EUR	14,455,800	10,566
USD/JPY (Put)	Jun-20/JPY 105.00	8,426,100		$8,426,100	47,102
JPMorgan Chase Bank N.A.
Uniform Mortgage-Backed Securities 30 yr 2.50% TBA commitments (Put)	Jun-20/$103.97	53,000,000		53,000,000	264,841
Uniform Mortgage-Backed Securities 30 yr 2.50% TBA commitments (Put)	Jun-20/104.19	42,000,000		42,000,000	255,402
Uniform Mortgage-Backed Securities 30 yr 2.50% TBA commitments (Put)	Jun-20/103.63	30,000,000		30,000,000	107,700
Uniform Mortgage-Backed Securities 30 yr 2.50% TBA commitments (Put)	Jun-20/102.97	30,000,000		30,000,000	53,850
Uniform Mortgage-Backed Securities 30 yr 3.00% TBA commitments (Put)	Jun-20/105.41	183,000,000		183,000,000	324,093
Uniform Mortgage-Backed Securities 30 yr 3.50% TBA commitments (Put)	May-20/106.16	75,000,000		75,000,000	363,226

Total					$1,554,874

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 4/30/20 (Unaudited)
Counterparty Fixed right or obligation % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/strike		Notional/ Contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)
Bank of America N.A.
1.304/6 month EUR-EURIBOR-Reuters/Jun-54 (Purchased)	Jun-24/1.304%	EUR	4,782,000	$(774,972)	$1,617,855
2.2275/3 month USD-LIBOR-BBA/May-24 (Purchased)	May-22/2.2275		$56,560,700	(521,772)	1,552,591
1.053/6 month EUR-EURIBOR-Reuters/Jun-54 (Purchased)	Jun-24/1.053	EUR	2,528,950	(576,785)	784,015
1.275/3 month USD-LIBOR-BBA/Mar-50 (Purchased)	Mar-30/1.275		$4,687,800	(610,586)	180,340
(0.925)/3 month USD-LIBOR-BBA/Mar-40 (Purchased)	Mar-30/0.925		9,326,800	(667,799)	27,514
(0.85)/3 month USD-LIBOR-BBA/Mar-40 (Purchased)	Mar-30/0.85		4,749,700	(346,728)	23,843
0.003/6 month JPY-LIBOR-BBA/Feb-31 (Purchased)	Feb-21/0.003	JPY	267,307,900	(21,046)	947
(0.003)/6 month JPY-LIBOR-BBA/Feb-31 (Purchased)	Feb-21/0.003	JPY	267,307,900	(21,046)	(1,270)
0.925/3 month USD-LIBOR-BBA/Mar-40 (Purchased)	Mar-30/0.925		$9,326,800	(667,799)	(4,850)
0.85/3 month USD-LIBOR-BBA/Mar-40 (Purchased)	Mar-30/0.85		4,749,700	(346,728)	(25,411)
(2.3075)/3 month USD-LIBOR-BBA/Jun-52 (Purchased)	Jun-22/2.3075		3,515,900	(79,544)	(37,093)
(1.275)/3 month USD-LIBOR-BBA/Mar-50 (Purchased)	Mar-30/1.275		4,687,800	(610,586)	(117,523)
(1.053)/6 month EUR-EURIBOR-Reuters/Jun-54 (Purchased)	Jun-24/1.053	EUR	2,528,950	(576,785)	(197,625)
2.3075/3 month USD-LIBOR-BBA/Jun-52 (Purchased)	Jun-22/2.3075		$3,515,900	(1,653,091)	(213,696)
(1.304)/6 month EUR-EURIBOR-Reuters/Jun-54 (Purchased)	Jun-24/1.304	EUR	4,782,000	(387,486)	(262,437)
(2.2275)/3 month USD-LIBOR-BBA/May-24 (Purchased)	May-22/2.2275		$56,560,700	(521,772)	(514,137)
Barclays Bank PLC
1.11125/6 month JPY-LIBOR-BBA/Aug-43 (Purchased)	Aug-23/1.11125	JPY	264,236,800	(133,657)	328,022
(1.11125)/6 month JPY-LIBOR-BBA/Aug-43 (Purchased)	Aug-23/1.11125	JPY	264,236,800	(133,657)	(128,136)
Citibank, N.A.
1.765/3 month USD-LIBOR-BBA/Jun-25 (Purchased)	Jun-20/1.765		$53,025,600	(710,543)	2,878,760
2.689/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689		2,064,000	(265,740)	609,004
(2.689)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689		2,064,000	(265,740)	(228,732)
(1.765)/3 month USD-LIBOR-BBA/Jun-25 (Purchased)	Jun-20/1.765		53,025,600	(710,543)	(710,543)
1.245/3 month USD-LIBOR-BBA/Aug-24 (Written)	Aug-22/1.245		39,592,500	362,271	317,928
(1.245)/3 month USD-LIBOR-BBA/Aug-24 (Written)	Aug-22/1.245		39,592,500	362,271	(322,679)
Goldman Sachs International
1.755/3 month USD-LIBOR-BBA/Jun-25 (Purchased)	Jun-20/1.755		53,025,600	(713,194)	2,849,065
1.727/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/1.727		3,050,400	(279,722)	600,593
2.8175/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175		1,629,100	(205,674)	394,519
(2.13)/3 month USD-LIBOR-BBA/Dec-30 (Purchased)	Dec-20/2.13		10,338,900	(146,037)	(143,711)
(2.8175)/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175		1,629,100	(205,674)	(165,582)
(1.727)/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/1.727		3,050,400	(456,035)	(267,154)
(1.755)/3 month USD-LIBOR-BBA/Jun-25 (Purchased)	Jun-20/1.755		53,025,600	(713,194)	(713,194)
0.555/6 month EUR-EURIBOR-Reuters/Mar-40 (Written)	Mar-30/0.555	EUR	7,772,300	586,855	109,362
0.445/6 month EUR-EURIBOR-Reuters/Mar-40 (Written)	Mar-30/0.445	EUR	3,886,100	304,167	39,392
(0.445)/6 month EUR-EURIBOR-Reuters/Mar-40 (Written)	Mar-30/0.445	EUR	3,886,100	304,167	(55,617)
(0.555)/6 month EUR-EURIBOR-Reuters/Mar-40 (Written)	Mar-30/0.555	EUR	7,772,300	586,855	(180,992)
JPMorgan Chase Bank N.A.
3.162/3 month USD-LIBOR-BBA/Nov-33 (Purchased)	Nov-20/3.162		$26,351,000	(3,742,633)	4,327,891
2.8325/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325		8,145,400	(1,137,301)	3,320,717
1.921/6 month EUR-EURIBOR-Reuters/Oct-48 (Purchased)	Oct-28/1.921	EUR	2,828,800	(361,757)	954,472
2.032/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/2.032		$3,549,600	(409,979)	844,379
2.902/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902		2,064,000	(319,094)	648,488
2.50/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50		3,439,600	(198,809)	380,351
1.692/6 month AUD-BBR-BBSW/Jan-35 (Purchased)	Jan-25/1.692	AUD	3,098,200	(96,660)	27,538
1.445/6 month AUD-BBR-BBSW/Mar-40 (Purchased)	Mar-30/1.445	AUD	4,317,900	(161,857)	(5,937)
(1.445)/6 month AUD-BBR-BBSW/Mar-40 (Purchased)	Mar-30/1.445	AUD	4,317,900	(161,857)	(18,149)
(1.692)/6 month AUD-BBR-BBSW/Jan-35 (Purchased)	Jan-25/1.692	AUD	3,098,200	(96,660)	(24,288)
0.794/3 month USD-LIBOR-BBA/Jul-50 (Purchased)	Jul-20/0.794		$6,621,000	(291,033)	(29,265)
(3.162)/3 month USD-LIBOR-BBA/Nov-33 (Purchased)	Nov-20/3.162		26,351,000	(32,148)	(31,885)
(2.902)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902		2,064,000	(221,467)	(192,365)
(2.032)/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/2.032		3,549,600	(409,979)	(253,051)
(2.50)/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50		3,439,600	(357,718)	(261,616)
(1.921)/6 month EUR-EURIBOR-Reuters/Oct-48 (Purchased)	Oct-28/1.921	EUR	2,828,800	(361,757)	(284,482)
(2.8325)/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325		$8,145,400	(1,137,301)	(1,103,376)
3.229/3 month USD-LIBOR-BBA/Nov-33 (Written)	Nov-23/3.229		26,351,000	289,070	215,024
2.975/3 month USD-LIBOR-BBA/Nov-23 (Written)	Nov-20/2.975		26,351,000	2,635	2,635
0.794/3 month USD-LIBOR-BBA/Jul-50 (Written)	Jul-20/0.794		6,621,000	291,033	(22,578)
(2.975)/3 month USD-LIBOR-BBA/Nov-23 (Written)	Nov-20/2.975		26,351,000	1,016,622	(1,078,546)
(3.229)/3 month USD-LIBOR-BBA/Nov-33 (Written)	Nov-23/3.229		26,351,000	2,990,839	(3,085,966)
Morgan Stanley & Co. International PLC
3.27/3 month USD-LIBOR-BBA/Oct-53 (Purchased)	Oct-23/3.27		2,738,700	(312,486)	1,485,087
1.5775/3 month USD-LIBOR-BBA/Sep-22 (Purchased)	Sep-20/1.5775		40,819,600	(224,916)	828,638
2.505/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505		2,064,000	(222,086)	573,998
2.764/3 month USD-LIBOR-BBA/Feb-31 (Purchased)	Feb-21/2.764		13,275,300	(2,591,095)	114,035
(2.764)/3 month USD-LIBOR-BBA/Feb-31 (Purchased)	Feb-21/2.764		13,275,300	(21,762)	(20,577)
(1.5775)/3 month USD-LIBOR-BBA/Sep-22 (Purchased)	Sep-20/1.5775		40,819,600	(224,916)	(223,283)
(2.505)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505		2,064,000	(316,205)	(270,611)
(3.27)/3 month USD-LIBOR-BBA/Oct-53 (Purchased)	Oct-23/3.27		2,738,700	(312,486)	(293,014)
2.39/3 month USD-LIBOR-BBA/Jun-34 (Written)	Jun-24/2.39		18,392,400	968,360	782,045
(2.39)/3 month USD-LIBOR-BBA/Jun-34 (Written)	Jun-24/2.39		18,392,400	968,360	(1,863,702)
UBS AG
1.6125/3 month USD-LIBOR-BBA/Aug-34 (Purchased)	Aug-24/1.6125		8,725,000	(239,327)	571,226
1.175/3 month GBP-LIBOR-BBA/Jan-40 (Purchased)	Jan-30/1.175	GBP	4,426,000	(402,344)	234,298
0.8925/3 month USD-LIBOR-BBA/Apr-28 (Purchased)	Apr-23/0.8925		$7,636,900	(161,902)	20,620
0.762/3 month GBP-LIBOR-BBA/Aug-39 (Purchased)	Aug-29/0.762	GBP	1,894,900	(174,759)	16,205
(0.902)/3 month USD-LIBOR-BBA/Apr-35 (Purchased)	Apr-25/0.902		$3,054,700	(170,910)	(4,429)
(0.983)/3 month USD-LIBOR-BBA/Apr-32 (Purchased)	Apr-30/0.983		10,182,500	(161,393)	(7,128)
0.983/3 month USD-LIBOR-BBA/Apr-32 (Purchased)	Apr-30/0.983		10,182,500	(161,393)	(7,942)
0.902/3 month USD-LIBOR-BBA/Apr-35 (Purchased)	Apr-25/0.902		3,054,700	(170,910)	(11,547)
(0.87)/3 month USD-LIBOR-BBA/Apr-28 (Purchased)	Apr-27/0.87		25,456,200	(171,702)	(12,474)
0.87/3 month USD-LIBOR-BBA/Apr-28 (Purchased)	Apr-27/0.87		25,456,200	(171,702)	(18,583)
(0.762)/3 month GBP-LIBOR-BBA/Aug-39 (Purchased)	Aug-29/0.762	GBP	1,894,900	(174,759)	(44,200)
(0.8925)/3 month USD-LIBOR-BBA/Apr-28 (Purchased)	Apr-23/0.8925		$7,636,900	(161,902)	(50,174)
(1.175)/3 month GBP-LIBOR-BBA/Jan-40 (Purchased)	Jan-30/1.175	GBP	4,426,000	(402,344)	(137,970)
(1.6125)/3 month USD-LIBOR-BBA/Aug-34 (Purchased)	Aug-24/1.6125		$8,725,000	(638,016)	(420,807)
1.30/3 month USD-LIBOR-BBA/Aug-26 (Written)	Aug-21/1.30		18,540,700	550,768	517,656
1.01/6 month EUR-EURIBOR-Reuters/Jan-40 (Written)	Jan-30/1.01	EUR	5,311,200	374,242	142,655
0.43/6 month EUR-EURIBOR-Reuters/Aug-39 (Written)	Aug-29/0.43	EUR	1,762,700	141,313	24,802
(0.43)/6 month EUR-EURIBOR-Reuters/Aug-39 (Written)	Aug-29/0.43	EUR	1,762,700	141,313	(12,846)
(1.01)/6 month EUR-EURIBOR-Reuters/Jan-40 (Written)	Jan-30/1.01	EUR	5,311,200	374,242	(331,756)
(1.30)/3 month USD-LIBOR-BBA/Aug-26 (Written)	Aug-21/1.30		$18,540,700	148,217	(603,129)

Unrealized appreciation					28,346,510

Unrealized (depreciation)					(15,016,058)

Total					$13,330,452

TBA SALE COMMITMENTS OUTSTANDING at 4/30/20 (proceeds receivable $108,894,492) (Unaudited)
Agency	Principal amount	Settlement date	Value
Government National Mortgage Association, 3.50%, 5/1/50	$1,000,000	5/20/20	$1,060,391
Uniform Mortgage-Backed Securities, 4.00%, 5/1/50	64,000,000	5/13/20	68,160,000
Uniform Mortgage-Backed Securities, 3.50%, 5/1/50	3,000,000	5/13/20	3,169,688
Uniform Mortgage-Backed Securities, 3.00%, 5/1/50	1,000,000	5/13/20	1,055,742
Uniform Mortgage-Backed Securities, 2.50%, 5/1/50	34,000,000	5/13/20	35,415,780

Total			$108,861,601

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/20 (Unaudited)
	Notional amount		Value		Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
		$4,357,000	$2,880,439		$(149)	11/8/48	3 month USD-LIBOR-BBA — Quarterly	3.312% — Semiannually	$2,932,636
		26,351,000	5,572,367		(373)	1/3/29	3.065% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(5,808,029)
		14,545,700	3,150,802		(206)	3/4/29	3 month USD-LIBOR-BBA — Quarterly	3.073% — Semiannually	3,191,988
		21,080,800	4,926,815		(465,375)	12/3/29	3 month USD-LIBOR-BBA — Quarterly	3.096% — Semiannually	4,679,220
		2,258,100	99,474	(E)	(13)	2/2/24	3 month USD-LIBOR-BBA — Quarterly	2.5725% — Semiannually	99,461
		5,844,400	252,268	(E)	(33)	2/2/24	2.528% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(252,300)
		3,794,500	687,871		(50)	2/13/29	2.6785% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(695,906)
		9,654,800	1,951,699		196,589	2/20/30	2.7225% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(1,774,682)
		9,654,800	1,948,532		197,192	3/2/30	2.715% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(1,768,869)
		12,234,100	813,482	(E)	(2,476)	12/2/23	3 month USD-LIBOR-BBA — Quarterly	2.536% — Semiannually	811,006
		4,229,500	186,106	(E)	(723)	2/2/24	3 month USD-LIBOR-BBA — Quarterly	2.57% — Semiannually	185,384
		1,191,046	251,174		(17)	3/5/30	3 month USD-LIBOR-BBA — Quarterly	2.806% — Semiannually	253,877
		3,175,800	624,118		(45)	3/16/30	2.647% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(631,666)
		2,450,500	1,223,968	(E)	(84)	3/28/52	2.67% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(1,224,052)
		7,620,100	295,386	(E)	(42)	2/2/24	3 month USD-LIBOR-BBA — Quarterly	2.3075% — Semiannually	295,343
		11,185,500	435,821	(E)	(62)	2/9/24	3 month USD-LIBOR-BBA — Quarterly	2.32% — Semiannually	435,758
		2,997,900	1,562,760	(E)	(102)	11/29/53	2.793% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(1,562,863)
		1,995,000	293,237	(E)	(44)	11/20/39	3 month USD-LIBOR-BBA — Quarterly	2.55% — Semiannually	293,193
		7,072,400	1,055,513	(E)	(100)	12/7/30	2.184% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(1,055,613)
		4,598,100	319,485	(E)	(52)	6/5/29	3 month USD-LIBOR-BBA — Quarterly	2.2225% — Semiannually	319,434
		384,600	153,186	(E)	(13)	6/22/52	2.3075% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(153,199)
		8,603,800	1,208,292	(E)	(122)	6/22/30	2.0625% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(1,208,414)
		2,293,600	299,994	(E)	(32)	7/6/30	1.9665% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(300,026)
		1,815,900	694,064	(E)	(62)	7/5/52	2.25% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(694,126)
		14,103,100	384,507	(E)	(79)	2/7/24	1.733% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(384,585)
		2,173,400	290,547	(E)	(31)	1/22/31	2.035% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(290,577)
		6,866,200	2,656,876	(E)	(234)	7/22/52	2.2685% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(2,657,110)
		3,015,900	877,069	(E)	(103)	8/8/52	1.9185% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(877,172)
		12,114,500	557,909		(114)	9/18/24	1.43125% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(565,565)
		12,114,500	554,590		(114)	9/18/24	1.425% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(562,155)
		3,082,800	647,998	(E)	(105)	9/12/52	1.626% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(648,104)
		53,025,600	2,569,037		(429)	9/30/24	1.50% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(2,573,166)
		53,025,600	2,634,259		(429)	10/1/24	1.53% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(2,638,957)
		10,182,000	590,943		(82)	12/13/24	1.6445% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(644,506)
		10,182,000	585,119		(82)	12/17/24	1.632% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(636,323)
		4,787,400	274,864		61,952	3/18/25	1.58% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(216,743)
		2,615,200	279,536		5,840	3/18/30	3 month USD-LIBOR-BBA — Quarterly	1.73% — Semiannually	287,937
		10,182,000	607,988		(82)	12/18/24	1.6815% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(660,255)
		3,101,700	369,298	(E)	(44)	12/21/30	3 month USD-LIBOR-BBA — Quarterly	1.88% — Semiannually	369,254
		19,385,400	1,984,794		(41,613)	1/28/30	3 month USD-LIBOR-BBA — Quarterly	1.698% — Semiannually	2,026,782
		389,100	120,846	(E)	(13)	1/16/55	2.032% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(120,860)
		7,842,000	852,025		(2,611)	1/16/30	1.771% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(891,301)
		14,439,500	1,556,564		(191)	1/31/30	1.7505% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(1,619,641)
		11,345,300	1,220,278		(150)	1/31/30	1.748% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(1,269,768)
		25,784,800	2,624,429		(41,598)	1/31/30	3 month USD-LIBOR-BBA — Quarterly	1.688% — Semiannually	2,691,098
		84,416,010	6,843,606		(390,359)	3/18/27	3 month USD-LIBOR-BBA — Quarterly	1.70% — Semiannually	6,532,896
		183,000	54,101	(E)	(6)	1/24/55	3 month USD-LIBOR-BBA — Quarterly	1.977% — Semiannually	54,094
		14,216,500	1,160,322		(96,505)	2/18/30	1.4765% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(1,250,622)
		288,900,000	5,827,691		129,479	3/18/22	3 month USD-LIBOR-BBA — Quarterly	1.40% — Semiannually	6,126,235
		1,261,000	144,173	(E)	(43)	3/4/52	1.265% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(144,216)
		2,658,700	109,273	(E)	(38)	3/4/31	3 month USD-LIBOR-BBA — Quarterly	1.101% — Semiannually	109,235
		79,686,200	320,976	(E)	(300)	9/8/21	0.68% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(321,276)
		172,339,500	500,302	(E)	(650)	10/15/21	0.571% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(500,951)
		8,162,300	506,234	(E)	(278)	1/27/47	3 month USD-LIBOR-BBA — Quarterly	1.27% — Semiannually	505,956
		689,400	43,983	(E)	(24)	3/7/50	1.275% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(44,007)
		1,522,800	9,941	(E)	(52)	3/10/52	0.8725% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(9,993)
		1,681,900	60,821	(E)	(57)	3/11/52	0.717% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	60,764
		5,010,000	74,694	(E)	(75,782)	6/17/25	3 month USD-LIBOR-BBA — Quarterly	0.70% — Semiannually	(1,088)
		4,683,000	74,647	(E)	(7,132)	6/17/30	0.80% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(81,779)
		2,479,700	66,754	(E)	(35)	3/17/32	3 month USD-LIBOR-BBA — Quarterly	1.03% — Semiannually	66,718
		136,860,000	322,305	(E)	162,692	6/17/22	0.40% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(159,613)
		159,214,000	1,976,960	(E)	1,429,181	6/17/25	0.65% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(547,779)
		24,435,000	559,048	(E)	(183,963)	6/17/50	3 month USD-LIBOR-BBA — Quarterly	0.90% — Semiannually	375,086
		62,055,000	1,295,088	(E)	(865,080)	6/17/30	3 month USD-LIBOR-BBA — Quarterly	0.85% — Semiannually	430,011
		1,041,600	6,909	(E)	(13)	3/24/32	3 month USD-LIBOR-BBA — Quarterly	1.07% — Semiannually	6,896
		4,982,000	122,522		85,619	4/22/30	0.895% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(36,651)
		12,356,000	100,121		123,396	4/22/30	0.7275% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	24,419
		589,000	3,019	(E)	(9)	3/24/35	3 month USD-LIBOR-BBA — Quarterly	0.968% — Semiannually	3,010
		16,364,000	57,454		(217)	4/20/30	0.6814% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(55,402)
		5,348,500	24,378		(71)	4/22/30	3 month USD-LIBOR-BBA — Quarterly	0.6915% — Semiannually	23,764
		4,362,000	10,102		(58)	4/24/30	3 month USD-LIBOR-BBA — Quarterly	0.66726% — Semiannually	9,745
		4,362,000	8,698		(58)	4/24/30	3 month USD-LIBOR-BBA — Quarterly	0.664% — Semiannually	8,338
		5,595,000	18,872		(74)	4/24/30	0.678% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(18,574)
		5,595,000	17,876		(74)	4/24/30	0.67619% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(17,576)
		3,511,700	10,433	(E)	(50)	4/25/32	0.7925% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(10,483)
		56,211,000	46,093		(212)	4/28/22	0.383% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(43,943)
		13,459,600	146,858		(36,022)	4/28/50	0.78% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	110,956
		9,713,000	15,716		(129)	5/1/30	0.6205% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	15,587
		65,487,000	1,310		(247)	5/4/22	0.3175% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	1,063
	AUD	25,693,000	152,310		(66)	10/30/21	0.80% — Quarterly	3 month AUD-BBR-BBSW — Quarterly	(152,334)
	AUD	5,327,000	133,195		(48)	10/30/29	6 month AUD-BBR-BBSW — Semiannually	1.305% — Semiannually	133,175
	AUD	25,762,000	155,237		(66)	10/30/21	0.81% — Quarterly	3 month AUD-BBR-BBSW — Quarterly	(155,266)
	AUD	5,327,000	139,645		(48)	10/30/29	6 month AUD-BBR-BBSW — Semiannually	1.325% — Semiannually	139,626
	AUD	177,000	2,770	(E)	(2)	1/30/35	1.692% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	(2,772)
	AUD	596,700	1,147	(E)	(6)	3/5/35	1.47% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	(1,153)
	AUD	5,330,000	87,003	(E)	(3,375)	6/17/30	6 month AUD-BBR-BBSW — Semiannually	1.20% — Semiannually	83,628
	AUD	7,128,000	86,675	(E)	68,443	6/17/25	0.90% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	(18,232)
	AUD	221,500	513	(E)	(2)	3/25/35	1.4025% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	511
	AUD	345,400	631	(E)	(4)	3/28/40	1.445% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	(635)
	AUD	1,289,300	17,864	(E)	(15)	4/1/40	1.1685% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	17,848
	AUD	23,172,000	46,916	(E)	(168)	4/29/30	6 month AUD-BBR-BBSW — Semiannually	1.4275% — Semiannually	46,747
	CAD	48,165,000	441,494		(136)	8/15/21	3 month CAD-BA-CDOR — Semiannually	1.61% — Semiannually	416,759
	CAD	16,094,000	442,046		(114)	9/18/24	3 month CAD-BA-CDOR — Semiannually	1.638% — Semiannually	444,510
	CAD	16,094,000	438,022		(114)	9/18/24	3 month CAD-BA-CDOR — Semiannually	1.63% — Semiannually	440,377
	CAD	23,637,000	302,775		(67)	2/24/22	3 month CAD-BA-CDOR — Semiannually	1.621% — Semiannually	292,707
	CAD	4,980,000	203,186		(50)	2/24/30	1.60% — Semiannually	3 month CAD-BA-CDOR — Semiannually	(207,855)
	CAD	4,623,000	252,351		(114)	3/11/50	3 month CAD-BA-CDOR — Semiannually	1.134% — Semiannually	(251,379)
	CAD	2,227,000	2,265	(E)	(4,690)	6/17/30	3 month CAD-BA-CDOR — Semiannually	1.00% — Semiannually	(6,956)
	CAD	10,014,000	44,223	(E)	6,440	6/17/25	3 month CAD-BA-CDOR — Semiannually	0.90% — Semiannually	50,663
	CHF	7,125,000	66,404		(59)	8/9/24	0.8475% plus 6 month CHF-LIBOR-BBA — Semiannually	—	(100,858)
	CHF	3,463,000	17,856		(28)	9/13/24	0.765% plus 6 month CHF-LIBOR-BBA — Semiannually	—	(31,154)
	CHF	11,000	2	(E)	11	6/17/25	0.60% plus 6 month CHF-LIBOR-BBA — Semiannually	—	13
	CHF	3,907,000	18,198	(E)	(11,720)	6/17/30	0.30% plus 6 month CHF-LIBOR-BBA — Semiannually	—	6,478
	CZK	215,585,000	849,085		(125)	3/19/29	1.948% — Annually	6 month CZK-PRIBOR — Semiannually	(850,417)
	CZK	205,903,000	195,243		(72)	8/9/24	6 month CZK-PRIBOR — Semiannually	1.28% — Annually	235,572
	EUR	1,144,400	643,751	(E)	(44)	11/29/58	1.484% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(643,795)
	EUR	1,556,300	746,268		(60)	2/19/50	6 month EUR-EURIBOR-REUTERS — Semiannually	1.354% — Annually	752,026
	EUR	1,719,000	776,357		(66)	3/11/50	1.267% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(780,843)
	EUR	1,739,200	753,277		(66)	3/12/50	1.2115% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(757,626)
	EUR	2,008,000	803,254		(77)	3/26/50	1.113% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(806,369)
	EUR	1,798,800	924,102	(E)	(68)	11/29/58	6 month EUR-EURIBOR-REUTERS — Semiannually	1.343% — Annually	924,033
	EUR	2,077,000	783,725		(79)	2/19/50	1.051% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(790,190)
	EUR	1,655,300	644,270	(E)	(63)	6/7/54	1.054% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(644,333)
	EUR	1,510,500	494,830		(58)	2/19/50	0.9035% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(499,045)
	EUR	904,900	264,866		(35)	2/21/50	0.80% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(267,123)
	EUR	3,288,600	646,344	(E)	(125)	8/8/54	0.49% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(646,469)
	EUR	2,023,200	200,701	(E)	(76)	6/6/54	6 month EUR-EURIBOR-REUTERS — Semiannually	0.207% — Annually	200,624
	EUR	2,735,100	277,567		(102)	2/19/50	0.233% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(281,180)
	EUR	10,688,000	33,451		(94)	10/11/24	—	0.4047 plus 6 month EUR-EURIBOR-REUTERS — Semiannually	58,780
	EUR	11,076,900	2,476,351		(418)	2/19/50	6 month EUR-EURIBOR-REUTERS — Semiannually	0.595% — Annually	2,498,932
	EUR	12,495,000	264,994	(E)	(155)	1/27/30	6 month EUR-EURIBOR-REUTERS — Semiannually	0.352% — Annually	264,839
	EUR	1,285,600	94,666	(E)	(48)	3/4/54	0.134% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(94,714)
	EUR	585,600	29,298	(E)	(23)	3/13/54	—	0.2275% plus 6 month EUR-EURIBOR-REUTERS — Semiannually	29,275
	EUR	25,048,000	40,185	(E)	150,229	6/17/25	0.30% plus 6 month EUR-EURIBOR-REUTERS — Semiannually	—	190,414
	EUR	8,027,000	6,764	(E)	134,126	6/17/30	0.15% plus 6 month EUR-EURIBOR-REUTERS — Semiannually	—	140,891
	EUR	12,802,000	83,403	(E)	(155)	4/30/30	0.11475% — Annually	6 month EUR-EURIBOR-REUTERS — Semiannually	(83,558)
	GBP	14,531,000	165,759	(E)	(106)	1/10/24	6 month GBP-LIBOR-BBA — Semiannually	0.855% — Semiannually	165,654
	GBP	14,671,000	177,630	(E)	(132)	1/10/26	0.965% — Semiannually	6 month GBP-LIBOR-BBA — Semiannually	(177,763)
	GBP	27,377,000	271,437	(E)	(199)	1/13/24	6 month GBP-LIBOR-BBA — Semiannually	0.795% — Semiannually	271,238
	GBP	27,798,000	308,207	(E)	(251)	1/15/26	0.926% — Semiannually	6 month GBP-LIBOR-BBA — Semiannually	(308,458)
	GBP	1,399,000	13,744	(E)	7,262	6/17/25	0.30% — Annually	Sterling Overnight Index Average — Annually	(6,482)
	GBP	1,840,000	46,767	(E)	(22,018)	6/17/30	Sterling Overnight Index Average — Annually	0.40% — Annually	24,749
	JPY	110,098,700	111,231	(E)	(32)	8/29/43	0.7495% — Semiannually	6 month JPY-LIBOR-BBA — Semiannually	(111,263)
	JPY	1,645,000,000	170,011	(E)	(168)	1/16/30	6 month JPY-LIBOR-BBA — Semiannually	0.245% — Semiannually	169,842
	JPY	845,000,000	203,969	(E)	(150)	1/16/40	0.565% — Semiannually	6 month JPY-LIBOR-BBA — Semiannually	(204,119)
	JPY	140,532,700	3,850	(E)	(42)	8/29/43	0.194% — Semiannually	6 month JPY-LIBOR-BBA — Semiannually	3,808
	NOK	133,879,000	571,149		(127)	7/1/24	1.735% — Annually	6 month NOK-NIBOR-NIBR — Semiannually	(689,437)
	NOK	70,225,000	579,996		(109)	7/1/29	6 month NOK-NIBOR-NIBR — Semiannually	1.82% — Annually	647,252
	NOK	326,422,000	433,698	(E)	(136)	1/25/22	1.8075% — Annually	3 month NOK-NIBOR-NIBR — Quarterly	(433,834)
	NOK	7,992,000	31,316	(E)	(8,364)	6/17/30	6 month NOK-NIBOR-NIBR — Semiannually	1.30% — Annually	22,952
	NOK	71,968,000	187,903	(E)	27,674	6/17/25	1.20% — Annually	6 month NOK-NIBOR-NIBR — Semiannually	(160,229)
	NOK	38,156,000	108,259		(49)	3/19/30	6 month NOK-NIBOR-NIBR — Semiannually	1.195% — Annually	108,197
	NZD	11,700,000	335,377		(62)	12/13/24	3 month NZD-BBR-FRA — Quarterly	1.3625% — Semiannually	365,528
	NZD	11,700,000	346,961		(62)	12/17/24	3 month NZD-BBR-FRA — Quarterly	1.39% — Semiannually	379,481
	NZD	11,700,000	336,927		(62)	12/18/24	3 month NZD-BBR-FRA — Quarterly	1.36% — Semiannually	368,332
	NZD	688,000	12,507	(E)	(2,276)	6/17/30	3 month NZD-BBR-FRA — Quarterly	1.10% — Semiannually	10,231
	NZD	7,145,000	114,596	(E)	15,918	6/17/25	0.90% — Semiannually	3 month NZD-BBR-FRA — Quarterly	(98,678)
	SEK	164,965,000	29,964	(E)	(65)	1/21/22	3 month SEK-STIBOR-SIDE — Quarterly	0.24% — Annually	29,899
	SEK	329,930,000	62,532	(E)	(130)	1/25/22	3 month SEK-STIBOR-SIDE — Quarterly	0.2475% — Annually	62,402
	SEK	201,216,000	34,032	(E)	(79)	1/28/22	3 month SEK-STIBOR-SIDE — Quarterly	0.2275% — Annually	33,953
	SEK	34,496,000	10,205		(47)	3/2/30	0.3125% — Annually	3 month SEK-STIBOR-SIDE — Quarterly	5,318
	SEK	171,529,000	5,292		(66)	3/2/22	3 month SEK-STIBOR-SIDE — Quarterly	0.07% — Annually	(7,055)
	SEK	34,496,000	19,363		(47)	3/3/30	0.286% — Annually	3 month SEK-STIBOR-SIDE — Quarterly	14,708
	SEK	171,529,000	8,422		(67)	3/3/22	3 month SEK-STIBOR-SIDE — Quarterly	0.06% — Annually	(10,390)
	SEK	96,000	103	(E)	(24)	6/17/30	0.25% — Annually	3 month SEK-STIBOR-SIDE — Quarterly	79
	SEK	86,284,000	24,862	(E)	(12,377)	6/17/25	0.10% — Annually	3 month SEK-STIBOR-SIDE — Quarterly	12,485

	Total				$516,078				$(4,510,770)
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/20 (Unaudited)
Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
Barclays Bank PLC
$950,753	$954,201	$—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools — Monthly	$4,894
161,206	161,790	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools — Monthly	830
113,879	114,292	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools — Monthly	586
738,290	743,902	—	1/12/40	4.50% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.50% 30 year Fannie Mae pools — Monthly	6,898
12,003,957	12,168,674	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	188,145
1,416,574	1,435,240	—	1/12/40	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	21,436
188,701	189,811	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools — Monthly	1,484
430,902	432,650	—	1/12/39	(6.00%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.00% 30 year Fannie Mae pools — Monthly	(2,742)
7,468,231	7,490,409	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(40,085)
92,216	94,230	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	3,297
62,561	62,902	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	1,237
321,307	323,112	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(6,542)
233,031	235,537	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	(6,251)
94,905	95,802	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools — Monthly	2,232
72,452	73,137	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools — Monthly	1,704
57,131	57,671	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools — Monthly	1,344
71,462	71,658	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	1,162
155,677	155,771	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	2,076
22,339	22,353	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	298
10,516	10,523	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	140
Citibank, N.A.
1,607,583	1,629,642	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	25,197
706,533	716,228	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	11,074
245,558	248,928	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	3,849
Credit Suisse International
535,861	543,214	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	8,399
161,754	163,282	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools — Monthly	3,805
132,339	135,661	—	1/12/45	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	5,447
108,543	110,914	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	3,881
56,012	57,101	—	1/12/44	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	1,869
29,911	30,565	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	1,069
17,111	17,485	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	612
6,384	6,508	—	1/12/44	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	213
380,353	386,123	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	12,101
136,392	138,461	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	4,339
82,572	83,036	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	1,681
6,618	6,655	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	135
287,617	289,232	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(5,856)
142,669	144,203	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	(3,827)
156,589	158,272	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	(4,200)
151,468	152,899	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools — Monthly	3,563
Deutsche Bank AG
549,298	550,929	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(2,948)
Goldman Sachs International
22,549	22,616	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(121)
60,148	60,327	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(323)
130,706	131,094	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(701)
245,262	245,990	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(1,316)
294,287	295,160	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(1,579)
347,925	348,959	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(1,867)
476,653	478,069	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(2,558)
208,808	212,481	—	1/12/44	(3.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.00% 30 year Fannie Mae pools — Monthly	(6,445)
270,690	275,952	—	1/12/44	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	9,032
214,420	218,589	—	1/12/44	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	7,155
113,156	115,356	—	1/12/44	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	3,776
185,825	189,885	—	1/12/43	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(6,644)
474,112	481,305	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	15,084
353,315	355,243	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	6,985
305,763	307,432	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	6,045
155,224	156,071	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	3,069
155,224	156,071	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	3,069
135,344	137,398	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	4,306
96,893	97,308	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	1,774
507,272	510,122	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(10,329)
223,357	225,759	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	(5,991)
104,291	104,578	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	1,696
100,741	101,019	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	1,638
50,373	50,512	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	819
50,068	50,206	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	814
7,530	7,551	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	122
48,976	49,006	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	653
3,523	3,525	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	47
JPMorgan Chase Bank N.A.
444,274	446,770	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	9,046
257,772	259,220	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	5,249
239,272	240,617	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	4,872
85,688	86,169	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	1,745
223,357	225,759	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	(5,991)
JPMorgan Securities LLC
350,309	353,620	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools — Monthly	(8,240)
61,956	63,310	—	1/12/43	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(2,215)
660,662	673,506	—	1/12/44	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(22,045)
257,360	261,053	—	1/12/44	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	7,418
1,032,086	1,037,720	—	1/12/42	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(20,406)

Upfront premium received		—	Unrealized appreciation			419,411

Upfront premium (paid)		—	Unrealized (depreciation)			(169,222)

	Total	$—			Total	$250,189

CENTRALLY CLEARED TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/20 (Unaudited)
Notional amount		Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
EUR	11,045,000	$2,447,010	$(267)	8/15/37	1.7138% — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	$2,446,744
EUR	4,375,000	978,363	—	7/15/37	1.71% — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	978,363
EUR	4,375,000	366,355	—	7/15/27	(1.40%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(366,355)
EUR	14,401,000	793,533	(169)	9/15/23	(1.4375%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(793,701)
EUR	14,401,000	796,721	(169)	9/15/23	(1.44125%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(796,889)
EUR	14,401,000	797,778	(170)	9/15/23	(1.4425%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(797,948)
EUR	14,401,000	798,851	(170)	9/15/23	(1.44375%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(799,021)
EUR	11,045,000	936,775	(142)	8/15/27	(1.4275%) — At maturity	Eurostat Eurozone HICP excluding tobacco — At maturity	(936,917)
GBP	8,846,000	890,498	(189)	12/15/28	3.665% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	890,309
GBP	9,908,000	481,370	(234)	3/15/28	3.34% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	481,136
GBP	6,900,000	407,361	(160)	3/15/28	3.4025% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	407,201
GBP	9,486,000	356,385	(124)	11/15/24	3.385% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	356,262
GBP	5,308,000	274,804	(124)	2/15/28	3.34% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	274,680
GBP	4,743,000	176,837	(62)	11/15/24	3.381% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	176,775
GBP	4,743,000	167,547	—	12/15/24	3.42% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	167,547
GBP	2,477,000	140,010	(58)	3/15/28	3.3875% — At maturity	GBP Non-revised UK Retail Price Index — At maturity	139,952
GBP	2,661,000	1,584,617	(140)	7/15/49	(3.4425%) — At maturity	GBP Non-revised UK Retail Price Index — At maturity	(1,584,757)
	$6,880,000	142,478	(69)	3/18/25	(0.41%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	142,408
	27,520,000	73,341	(278)	3/11/25	(0.77%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	73,063
	8,506,000	31,421	(143)	5/1/30	1.3475% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	31,278
	8,506,000	29,380	(143)	4/30/30	1.345% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	29,237
	8,506,000	7,945	(86)	4/30/25	(0.835%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(8,031)
	8,506,000	15,438	(86)	5/1/25	(0.8525%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(15,524)
	6,880,000	262,045	(116)	3/18/30	0.95% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(262,161)
	6,825,000	283,661	(69)	11/29/24	(1.703%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(283,730)
	6,825,000	310,476	(69)	12/10/24	(1.7625%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(310,545)
	27,520,000	427,523	(459)	3/11/30	1.165% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(427,986)
	13,649,000	572,971	(138)	11/21/24	(1.71%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(573,109)

Total			$(3,834)				$(1,361,719)

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 4/30/20 (Unaudited)
	Swap counterparty/ referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
	CMBX NA BBB-.6 Index	BB+/P	$9,980	$146,000	$47,523	5/11/63	300 bp — Monthly	$(37,470)
	CMBX NA BBB-.6 Index	BB+/P	19,586	325,000	105,788	5/11/63	300 bp — Monthly	(86,039)
	CMBX NA BBB-.6 Index	BB+/P	40,127	650,000	211,575	5/11/63	300 bp — Monthly	(171,123)
	CMBX NA BBB-.6 Index	BB+/P	38,247	671,000	218,411	5/11/63	300 bp — Monthly	(179,828)
	Citigroup Global Markets, Inc.
	CMBX NA A.6 Index	A/P	88,384	637,000	90,136	5/11/63	200 bp — Monthly	(1,681)
	CMBX NA BB.11 Index	BB-/P	167,805	297,000	155,242	11/18/54	500 bp — Monthly	12,811
	CMBX NA BB.6 Index	BB-/P	419,738	2,926,000	1,509,523	5/11/63	500 bp — Monthly	(1,087,347)
	CMBX NA BB.7 Index	BB-/P	136,056	2,666,000	1,301,808	1/17/47	500 bp — Monthly	(1,163,531)
	CMBX NA BBB-.6 Index	BB+/P	480	6,000	1,953	5/11/63	300 bp — Monthly	(1,470)
	CMBX NA BBB-.6 Index	BB+/P	22,091	335,000	109,043	5/11/63	300 bp — Monthly	(86,784)
	CMBX NA BBB-.6 Index	BB+/P	24,805	377,000	122,714	5/11/63	300 bp — Monthly	(97,720)
	CMBX NA BBB-.6 Index	BB+/P	43,570	640,000	208,320	5/11/63	300 bp — Monthly	(164,430)
	CMBX NA BBB-.6 Index	BB+/P	811,715	12,747,000	4,149,149	5/11/63	300 bp — Monthly	(3,331,060)
	Credit Suisse International
	CMBX NA BB.7 Index	BB-/P	63,938	478,000	233,407	1/17/47	500 bp — Monthly	(169,071)
	CMBX NA BBB-.6 Index	BB+/P	108,504	982,000	319,641	5/11/63	300 bp — Monthly	(210,646)
	CMBX NA BBB-.6 Index	BB+/P	251,482	2,276,000	740,838	5/11/63	300 bp — Monthly	(488,218)
	CMBX NA BBB-.6 Index	BB+/P	2,334,309	24,843,000	8,086,397	5/11/63	300 bp — Monthly	(5,739,666)
	CMBX NA BBB-.7 Index	BBB-/P	27,745	351,000	85,890	1/17/47	300 bp — Monthly	(57,970)
	CMBX NA BBB-.7 Index	BBB-/P	143,170	2,180,000	533,446	1/17/47	300 bp — Monthly	(389,186)
	CMBX NA BBB-.7 Index	BBB-/P	551,479	7,461,000	1,825,707	1/17/47	300 bp — Monthly	(1,270,497)
	Goldman Sachs International
	CMBX NA A.6 Index	A/P	1,175	8,000	1,132	5/11/63	200 bp — Monthly	46
	CMBX NA A.6 Index	A/P	2,320	16,000	2,264	5/11/63	200 bp — Monthly	61
	CMBX NA A.6 Index	A/P	17,338	146,000	20,659	5/11/63	200 bp — Monthly	(3,150)
	CMBX NA BB.6 Index	BB-/P	25,015	209,000	107,823	5/11/63	500 bp — Monthly	(82,634)
	CMBX NA BB.6 Index	BB-/P	39,738	340,000	175,406	5/11/63	500 bp — Monthly	(135,385)
	CMBX NA BB.6 Index	BB-/P	78,625	680,000	350,812	5/11/63	500 bp — Monthly	(271,620)
	CMBX NA BBB-.6 Index	BB+/P	74	1,000	326	5/11/63	300 bp — Monthly	(251)
	CMBX NA BBB-.6 Index	BB+/P	73	1,000	326	5/11/63	300 bp — Monthly	(252)
	CMBX NA BBB-.6 Index	BB+/P	228	3,000	977	5/11/63	300 bp — Monthly	(747)
	CMBX NA BBB-.6 Index	BB+/P	401	5,000	1,628	5/11/63	300 bp — Monthly	(1,224)
	CMBX NA BBB-.6 Index	BB+/P	657	13,000	4,232	5/11/63	300 bp — Monthly	(3,568)
	CMBX NA BBB-.6 Index	BB+/P	1,187	15,000	4,883	5/11/63	300 bp — Monthly	(3,688)
	CMBX NA BBB-.6 Index	BB+/P	2,942	35,000	11,393	5/11/63	300 bp — Monthly	(8,433)
	CMBX NA BBB-.6 Index	BB+/P	14,630	88,000	28,644	5/11/63	300 bp — Monthly	(13,970)
	CMBX NA BBB-.6 Index	BB+/P	11,844	89,000	28,970	5/11/63	300 bp — Monthly	(17,081)
	CMBX NA BBB-.6 Index	BB+/P	11,917	89,000	28,970	5/11/63	300 bp — Monthly	(17,008)
	CMBX NA BBB-.6 Index	BB+/P	10,089	114,000	37,107	5/11/63	300 bp — Monthly	(26,961)
	CMBX NA BBB-.6 Index	BB+/P	20,235	183,000	59,567	5/11/63	300 bp — Monthly	(39,240)
	CMBX NA BBB-.6 Index	BB+/P	25,594	188,000	61,194	5/11/63	300 bp — Monthly	(35,506)
	CMBX NA BBB-.6 Index	BB+/P	9,360	192,000	62,496	5/11/63	300 bp — Monthly	(53,040)
	CMBX NA BBB-.6 Index	BB+/P	21,361	203,000	66,077	5/11/63	300 bp — Monthly	(44,614)
	CMBX NA BBB-.6 Index	BB+/P	17,848	206,000	67,053	5/11/63	300 bp — Monthly	(49,102)
	CMBX NA BBB-.6 Index	BB+/P	26,299	216,000	70,308	5/11/63	300 bp — Monthly	(43,901)
	CMBX NA BBB-.6 Index	BB+/P	24,541	223,000	72,587	5/11/63	300 bp — Monthly	(47,934)
	CMBX NA BBB-.6 Index	BB+/P	27,421	245,000	79,748	5/11/63	300 bp — Monthly	(52,204)
	CMBX NA BBB-.6 Index	BB+/P	29,178	261,000	84,956	5/11/63	300 bp — Monthly	(55,647)
	CMBX NA BBB-.6 Index	BB+/P	13,938	269,000	87,560	5/11/63	300 bp — Monthly	(73,487)
	CMBX NA BBB-.6 Index	BB+/P	24,979	296,000	96,348	5/11/63	300 bp — Monthly	(71,221)
	CMBX NA BBB-.6 Index	BB+/P	18,186	355,000	115,553	5/11/63	300 bp — Monthly	(97,189)
	CMBX NA BBB-.6 Index	BB+/P	58,232	389,000	126,620	5/11/63	300 bp — Monthly	(68,193)
	CMBX NA BBB-.6 Index	BB+/P	57,641	392,000	127,596	5/11/63	300 bp — Monthly	(69,759)
	CMBX NA BBB-.6 Index	BB+/P	44,904	403,000	131,177	5/11/63	300 bp — Monthly	(86,071)
	CMBX NA BBB-.6 Index	BB+/P	34,559	417,000	135,734	5/11/63	300 bp — Monthly	(100,966)
	CMBX NA BBB-.6 Index	BB+/P	45,403	418,000	136,059	5/11/63	300 bp — Monthly	(90,447)
	CMBX NA BBB-.6 Index	BB+/P	45,228	418,000	136,059	5/11/63	300 bp — Monthly	(90,622)
	CMBX NA BBB-.6 Index	BB+/P	35,949	426,000	138,663	5/11/63	300 bp — Monthly	(102,501)
	CMBX NA BBB-.6 Index	BB+/P	23,107	443,000	144,197	5/11/63	300 bp — Monthly	(120,868)
	CMBX NA BBB-.6 Index	BB+/P	51,553	462,000	150,381	5/11/63	300 bp — Monthly	(98,597)
	CMBX NA BBB-.6 Index	BB+/P	51,553	462,000	150,381	5/11/63	300 bp — Monthly	(98,597)
	CMBX NA BBB-.6 Index	BB+/P	73,722	531,000	172,841	5/11/63	300 bp — Monthly	(98,853)
	CMBX NA BBB-.6 Index	BB+/P	48,875	566,000	184,233	5/11/63	300 bp — Monthly	(135,075)
	CMBX NA BBB-.6 Index	BB+/P	86,808	576,000	187,488	5/11/63	300 bp — Monthly	(100,392)
	CMBX NA BBB-.6 Index	BB+/P	59,933	597,000	194,324	5/11/63	300 bp — Monthly	(134,092)
	CMBX NA BBB-.6 Index	BB+/P	31,646	638,000	207,669	5/11/63	300 bp — Monthly	(175,704)
	CMBX NA BBB-.6 Index	BB+/P	76,544	707,000	230,129	5/11/63	300 bp — Monthly	(153,232)
	CMBX NA BBB-.6 Index	BB+/P	69,759	928,000	302,064	5/11/63	300 bp — Monthly	(231,841)
	CMBX NA BBB-.6 Index	BB+/P	134,739	961,000	312,806	5/11/63	300 bp — Monthly	(177,586)
	CMBX NA BBB-.6 Index	BB+/P	118,398	1,074,000	349,587	5/11/63	300 bp — Monthly	(230,652)
	CMBX NA BBB-.6 Index	BB+/P	124,607	1,193,000	388,322	5/11/63	300 bp — Monthly	(263,118)
	CMBX NA BBB-.6 Index	BB+/P	184,707	1,551,000	504,851	5/11/63	300 bp — Monthly	(319,368)
	CMBX NA BBB-.6 Index	BB+/P	93,617	1,935,000	629,843	5/11/63	300 bp — Monthly	(535,258)
	CMBX NA BBB-.6 Index	BB+/P	320,704	2,144,000	697,872	5/11/63	300 bp — Monthly	(376,096)
	CMBX NA BBB-.7 Index	BBB-/P	46,909	673,000	164,683	1/17/47	300 bp — Monthly	(117,438)
	CMBX NA BBB-.7 Index	BBB-/P	107,990	1,461,000	357,507	1/17/47	300 bp — Monthly	(248,787)
	JPMorgan Securities LLC
	CMBX NA A.6 Index	A/P	4,031	30,000	4,245	5/11/63	200 bp — Monthly	(204)
	CMBX NA A.6 Index	A/P	29,540	211,000	29,857	5/11/63	200 bp — Monthly	(293)
	CMBX NA BB.10 Index	BB-/P	50,149	625,000	328,750	5/11/63	500 bp — Monthly	(278,080)
	CMBX NA BB.6 Index	BB-/P	26,255	51,000	26,311	5/11/63	500 bp — Monthly	(14)
	CMBX NA BBB-.6 Index	BB+/P	13,343,095	41,736,000	13,585,068	5/11/63	300 bp — Monthly	(221,103)
	Merrill Lynch International
	CMBX NA BB.6 Index	BB-/P	53,337	477,000	246,084	5/11/63	500 bp — Monthly	(192,350)
	CMBX NA BBB-.6 Index	BB+/P	74	1,000	326	5/11/63	300 bp — Monthly	(251)
	CMBX NA BBB-.6 Index	BB+/P	215	3,000	977	5/11/63	300 bp — Monthly	(760)
	CMBX NA BBB-.6 Index	BB+/P	365	5,000	1,628	5/11/63	300 bp — Monthly	(1,260)
	CMBX NA BBB-.6 Index	BB+/P	7,328	114,000	37,107	5/11/63	300 bp — Monthly	(29,722)
	CMBX NA BBB-.6 Index	BB+/P	10,215	116,000	37,758	5/11/63	300 bp — Monthly	(27,485)
	CMBX NA BBB-.6 Index	BB+/P	35,738	395,000	128,573	5/11/63	300 bp — Monthly	(92,637)
	CMBX NA BBB-.6 Index	BB+/P	35,163	461,000	150,056	5/11/63	300 bp — Monthly	(114,662)
	CMBX NA BBB-.6 Index	BB+/P	329,304	3,688,000	1,200,444	5/11/63	300 bp — Monthly	(869,296)
	Morgan Stanley & Co. International PLC
	CMBX NA A.6 Index	A/P	(46)	6,000	849	5/11/63	200 bp — Monthly	(893)
	CMBX NA BB.6 Index	BB-/P	101,667	414,000	213,583	5/11/63	500 bp — Monthly	(111,571)
	CMBX NA BB.6 Index	BB-/P	173,227	703,000	362,678	5/11/63	500 bp — Monthly	(188,865)
	CMBX NA BBB-.6 Index	BB+/P	147	2,000	651	5/11/63	300 bp — Monthly	(503)
	CMBX NA BBB-.6 Index	BB+/P	1,202	15,000	4,883	5/11/63	300 bp — Monthly	(3,673)
	CMBX NA BBB-.6 Index	BB+/P	20,598	312,000	101,556	5/11/63	300 bp — Monthly	(80,802)
	CMBX NA BBB-.6 Index	BB+/P	20,812	317,000	103,184	5/11/63	300 bp — Monthly	(82,213)
	CMBX NA BBB-.6 Index	BB+/P	1,319,959	19,924,000	6,485,262	5/11/63	300 bp — Monthly	(5,155,341)

Upfront premium received			23,369,912		Unrealized appreciation			12,918

Upfront premium (paid)			(46)		Unrealized (depreciation)			(27,658,885)

	Total		$23,369,866				Total	$(27,645,967)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at April 30, 2020. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 4/30/20 (Unaudited)
	Swap counterparty/ referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Term- ination date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA A.6 Index	$51	$6,000	$849	5/11/63	(200 bp) — Monthly	$898
	CMBX NA BB.10 Index	(30,474)	292,000	153,592	11/17/59	(500 bp) — Monthly	122,875
	CMBX NA BB.10 Index	(26,425)	241,000	126,766	11/17/59	(500 bp) — Monthly	100,140
	CMBX NA BB.11 Index	(113,495)	876,000	457,885	11/18/54	(500 bp) — Monthly	343,660
	CMBX NA BB.11 Index	(28,279)	300,000	156,810	11/18/54	(500 bp) — Monthly	128,281
	CMBX NA BB.11 Index	(20,651)	286,000	149,492	11/18/54	(500 bp) — Monthly	128,602
	CMBX NA BB.11 Index	(10,064)	194,000	101,404	11/18/54	(500 bp) — Monthly	91,178
	CMBX NA BB.11 Index	(9,895)	194,000	101,404	11/18/54	(500 bp) — Monthly	91,347
	CMBX NA BB.11 Index	(10,655)	155,000	81,019	11/18/54	(500 bp) — Monthly	70,234
	CMBX NA BB.8 Index	(17,507)	141,000	91,735	10/17/57	(500 bp) — Monthly	74,110
	CMBX NA BB.9 Index	(451,690)	4,376,000	2,331,970	9/17/58	(500 bp) — Monthly	1,876,634
	CMBX NA BB.9 Index	(39,744)	616,000	328,266	9/17/58	(500 bp) — Monthly	288,009
	CMBX NA BB.9 Index	(23,664)	587,000	312,812	9/17/58	(500 bp) — Monthly	288,659
	CMBX NA BB.9 Index	(16,453)	255,000	135,890	9/17/58	(500 bp) — Monthly	119,224
	CMBX NA BB.9 Index	(7,301)	186,000	99,119	9/17/58	(500 bp) — Monthly	91,664
	CMBX NA BB.9 Index	(6,163)	170,000	90,593	9/17/58	(500 bp) — Monthly	84,289
	CMBX NA BBB-.12 Index	(211,180)	632,000	210,203	8/17/61	(300 bp) — Monthly	(977)
	Credit Suisse International
	CMBX NA BB.10 Index	(80,855)	606,000	318,756	11/17/59	(500 bp) — Monthly	237,396
	CMBX NA BB.10 Index	(71,945)	605,000	318,230	11/17/59	(500 bp) — Monthly	245,781
	CMBX NA BB.10 Index	(39,651)	319,000	167,794	11/17/59	(500 bp) — Monthly	127,877
	CMBX NA BB.7 Index	(21,534)	1,220,000	629,398	5/11/63	(500 bp) — Monthly	606,848
	CMBX NA BB.7 Index	(54,048)	293,000	143,072	1/17/47	(500 bp) — Monthly	88,779
	CMBX NA BB.9 Index	(286,506)	2,858,000	1,523,028	9/17/58	(500 bp) — Monthly	1,234,141
	Goldman Sachs International
	CMBX NA BB.6 Index	(13,197)	129,000	66,551	5/11/63	(500 bp) — Monthly	53,247
	CMBX NA BB.7 Index	(71,729)	474,000	231,454	1/17/47	(500 bp) — Monthly	159,330
	CMBX NA BB.12 Index	(41,375)	113,000	58,986	8/17/61	(500 bp) — Monthly	17,517
	CMBX NA BB.6 Index	(27,101)	219,000	112,982	5/11/63	(500 bp) — Monthly	85,698
	CMBX NA BB.7 Index	(84,052)	513,000	250,498	1/17/47	(500 bp) — Monthly	166,019
	CMBX NA BB.7 Index	(57,666)	284,000	138,677	1/17/47	(500 bp) — Monthly	80,774
	CMBX NA BB.7 Index	(31,785)	188,000	91,800	1/17/47	(500 bp) — Monthly	59,858
	CMBX NA BB.7 Index	(31,765)	174,000	84,964	1/17/47	(500 bp) — Monthly	53,054
	CMBX NA BB.8 Index	(5,212)	46,000	29,928	10/17/57	(500 bp) — Monthly	24,678
	CMBX NA BB.9 Index	(5,864)	151,000	80,468	9/17/58	(500 bp) — Monthly	74,478
	CMBX NA BB.9 Index	(18,626)	117,000	62,349	9/17/58	(500 bp) — Monthly	43,626
	CMBX NA BB.9 Index	(8,847)	56,000	29,842	9/17/58	(500 bp) — Monthly	20,948
	CMBX NA BB.9 Index	(8,945)	56,000	29,842	9/17/58	(500 bp) — Monthly	20,851
	JPMorgan Securities LLC
	CMBX NA BB.11 Index	(725,909)	1,331,000	695,714	11/18/54	(500 bp) — Monthly	(31,304)
	CMBX NA BB.12 Index	(361,384)	658,000	343,476	8/17/61	(500 bp) — Monthly	(18,488)
	CMBX NA BB.17 Index	(1,383,276)	2,825,000	1,379,448	1/17/47	(500 bp) — Monthly	(6,183)
	CMBX NA BB.9 Index	(795,668)	1,610,000	857,969	9/17/58	(500 bp) — Monthly	60,959
	CMBX NA BBB-.10 Index	(59,441)	211,000	61,211	11/17/59	(300 bp) — Monthly	1,735
	CMBX NA BBB-.12 Index	(39,816)	120,000	39,912	8/17/61	(300 bp) — Monthly	96
	CMBX NA BBB-.7 Index	(1,103,385)	4,700,000	1,150,090	1/17/47	(300 bp) — Monthly	44,355
	Merrill Lynch International
	CMBX NA BB.10 Index	(33,229)	584,000	307,184	11/17/59	(500 bp) — Monthly	273,468
	CMBX NA BB.11 Index	(273,312)	553,000	289,053	11/18/54	(500 bp) — Monthly	15,280
	CMBX NA BB.9 Index	(130,818)	3,358,000	1,789,478	9/17/58	(500 bp) — Monthly	1,655,751
	CMBX NA BBB-.7 Index	(75,310)	919,000	224,879	1/17/47	(300 bp) — Monthly	149,110
	Morgan Stanley & Co. International PLC
	CMBX NA BBB-.7 Index	(34,235)	336,000	82,219	1/17/47	(300 bp) — Monthly	47,816
	CMBX NA BB.10 Index	(30,624)	292,000	153,592	11/17/59	(500 bp) — Monthly	122,725
	CMBX NA BB.11 Index	(5,908)	62,000	32,407	11/18/54	(500 bp) — Monthly	26,448
	CMBX NA BB.12 Index	(23,594)	330,000	172,260	8/17/61	(500 bp) — Monthly	148,391
	CMBX NA BB.12 Index	(16,741)	317,000	165,474	8/17/61	(500 bp) — Monthly	148,468
	CMBX NA BB.12 Index	(16,575)	227,000	118,494	8/17/61	(500 bp) — Monthly	101,730
	CMBX NA BB.12 Index	(87,600)	146,000	76,212	8/17/61	(500 bp) — Monthly	(11,510)
	CMBX NA BB.12 Index	(8,184)	116,000	60,552	8/17/61	(500 bp) — Monthly	52,272
	CMBX NA BB.12 Index	(5,718)	70,000	36,540	9/17/58	(500 bp) — Monthly	30,764
	CMBX NA BB.7 Index	(75,213)	374,000	182,624	1/17/47	(500 bp) — Monthly	107,099
	CMBX NA BB.7 Index	(57,259)	306,000	149,420	1/17/47	(500 bp) — Monthly	91,906
	CMBX NA BB.7 Index	(36,252)	188,000	91,800	1/17/47	(500 bp) — Monthly	55,392
	CMBX NA BB.7 Index	(8,476)	42,000	20,509	1/17/47	(500 bp) — Monthly	11,997
	CMBX NA BB.9 Index	(11,007)	312,000	166,265	9/17/58	(500 bp) — Monthly	154,998
	CMBX NA BB.9 Index	(18,021)	293,000	156,140	9/17/58	(500 bp) — Monthly	137,874
	CMBX NA BB.9 Index	(17,813)	293,000	156,140	9/17/58	(500 bp) — Monthly	138,082
	CMBX NA BB.9 Index	(11,738)	292,000	155,607	9/17/58	(500 bp) — Monthly	143,626
	CMBX NA BB.9 Index	(16,927)	275,000	146,548	9/17/58	(500 bp) — Monthly	129,391
	CMBX NA BB.9 Index	(19,384)	258,000	137,488	9/17/58	(500 bp) — Monthly	117,890
	CMBX NA BB.9 Index	(11,499)	232,000	123,633	9/17/58	(500 bp) — Monthly	111,940
	CMBX NA BB.9 Index	(29,533)	205,000	109,245	9/17/58	(500 bp) — Monthly	79,541
	CMBX NA BB.9 Index	(10,746)	199,000	106,047	9/17/58	(500 bp) — Monthly	95,135
	CMBX NA BB.9 Index	(22,495)	169,000	90,060	9/17/58	(500 bp) — Monthly	67,424
	CMBX NA BB.9 Index	(22,550)	166,000	88,461	9/17/58	(500 bp) — Monthly	65,774
	CMBX NA BB.9 Index	(24,292)	161,000	85,797	9/17/58	(500 bp) — Monthly	61,370
	CMBX NA BB.9 Index	(22,012)	161,000	85,797	9/17/58	(500 bp) — Monthly	63,650
	CMBX NA BB.9 Index	(5,395)	138,000	73,540	9/17/58	(500 bp) — Monthly	68,030
	CMBX NA BB.9 Index	(17,446)	116,000	61,816	9/17/58	(500 bp) — Monthly	44,274
	CMBX NA BB.9 Index	(9,056)	103,000	54,889	9/17/58	(500 bp) — Monthly	45,747
	CMBX NA BB.9 Index	(15,719)	101,000	53,823	9/17/58	(500 bp) — Monthly	38,020
	CMBX NA BB.9 Index	(8,125)	95,000	50,626	9/17/58	(500 bp) — Monthly	42,422
	CMBX NA BB.9 Index	(11,806)	78,000	41,566	9/17/58	(500 bp) — Monthly	29,695
	CMBX NA BB.9 Index	(11,806)	78,000	41,566	9/17/58	(500 bp) — Monthly	29,695
	CMBX NA BBB-.7 Index	(30,222)	476,000	116,477	1/17/47	(300 bp) — Monthly	86,018

	Upfront premium received	51			Unrealized appreciation		12,197,062

	Upfront premium (paid)	(7,719,862)			Unrealized (depreciation)		(68,462)

	Total	$(7,719,811)				Total	$12,128,600
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Key to holding's currency abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
USD / $	United States Dollar
Key to holding's abbreviations
ARP	Adjustable Rate Preferred Stock: the rate shown is the current interest rate at the close of the reporting period
bp	Basis Points
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
OJSC	Open Joint Stock Company
OTC	Over-the-counter
PO	Principal Only
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
TBA	To Be Announced Commitments
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2019 through April 30, 2020 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $474,010,214.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $199,264, or less than 0.1% of net assets.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer. The rate shown in parenthesis is the rate paid in kind, if applicable.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 7/31/19	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 4/30/20
Short-term investments
	Putnam Short Term Investment Fund*	$42,110,406	$149,450,009	$174,533,679	$411,190	$17,026,736

	Total Short-term investments	$42,110,406	$149,450,009	$174,533,679	$411,190	$17,026,736
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $1,732,509.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $27,004,082.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $7,378,723.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
At the close of the reporting period, the fund maintained liquid assets totaling $350,693,738 to cover certain derivative contracts and delayed delivery securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
DIVERSIFICATION BY COUNTRY
Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	89.2%
	Brazil	1.2
	Indonesia	1.2
	Ivory Coast	0.9
	Dominican Republic	0.8
	Senegal	0.8
	Canada	0.7
	Mexico	0.7
	Argentina	0.6
	Russia	0.6
	Other	3.3

	Total	100.0%
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts for hedging treasury term structure risk and for yield curve positioning.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as“variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used for hedging currency exposures and to gain exposure to currencies.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk, for yield curve positioning and for gaining exposure to rates in various countries.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, for gaining exposure to specific sectors, for hedging inflation and for gaining exposure to inflation.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, for gaining liquid exposure to individual names, to hedge market risk and for gaining exposure to specific sectors.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $27,132,840 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $27,004,082 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Capital goods	$1,029	$—	$—
Consumer cyclicals	140,222	51,130	—
Energy	—	2,460	—
Health care	3,552	—	—
Utilities and power	—	17,912	—

Total common stocks	144,803	71,502	—
Asset-backed securities	—	15,307,484	—
Convertible bonds and notes	—	24,489,280	—
Corporate bonds and notes	—	122,241,413	308
Foreign government and agency bonds and notes	—	54,232,159	—
Mortgage-backed securities	—	199,492,533	—
Preferred stocks	—	366,776	—
Purchased options outstanding	—	1,697,728	—
Purchased swap options outstanding	—	25,430,439	—
Senior loans	—	14,314,342	—
U.S. government and agency mortgage obligations	—	281,085,414	—
U.S. treasury obligations	—	3,189,379	—
Short-term investments	22,709,736	37,237,968	—

Totals by level	$22,854,539	$779,156,417	$308
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$(1,728,612)	$—
Futures contracts	(752,605)	—	—
Written options outstanding	—	(1,554,874)	—
Written swap options outstanding	—	(24,217,041)	—
Forward premium swap option contracts	—	13,330,452	—
TBA sale commitments	—	(108,861,601)	—
Interest rate swap contracts	—	(5,026,848)	—
Total return swap contracts	—	(1,107,696)	—
Credit default contracts	—	(31,167,422)	—

Totals by level	$(752,605)	$(160,333,642)	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased TBA commitment option contracts (contract amount)	$258,500,000
Purchased currency option contracts (contract amount)	$106,600,000
Purchased swap option contracts (contract amount)	$1,462,900,000
Written TBA commitment option contracts (contract amount)	$297,500,000
Written currency option contracts (contract amount)	$90,800,000
Written swap option contracts (contract amount)	$850,100,000
Futures contracts (number of contracts)	1,000
Forward currency contracts (contract amount)	$325,800,000
Centrally cleared interest rate swap contracts (notional)	$2,488,700,000
OTC total return swap contracts (notional)	$43,900,000
Centrally cleared total return swap contracts (notional)	$221,700,000
OTC credit default contracts (notional)	$192,800,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com